File Nos. 33-16338
811-5270

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No. Post-Effective Amendment No. 105	[_] [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 105	[X]

(Check appropriate box or boxes.)

THE DREYFUS/LAUREL FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation
200 Park Avenue, New York, New York                 10166
(Address of Principal Executive Offices)            (Zip Code)

Registrant's Telephone Number, including Area Code: (212) 922-6000

Mark N. Jacobs, Esq.
The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Name and Address of Agent for Service)

Copy To:

David Stephens, Esq.
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038

And

Clifford Alexander, Esq.
Kirkpatrick & Lockhart Preston Gates Ellis LLP
1601 K Street, N.W.
Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box)

X	60 days after filing pursuant to paragraph (a)(i)

on (DATE) pursuant to paragraph (a)(i)

75 days after filing pursuant to paragraph (a)(ii)

on (DATE) pursuant to paragraph (a)(ii) of Rule 485

on July 2, 2007 pursuant to paragraph (b)

immediately upon filing pursuant to paragraph (b)

If appropriate, check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Dreyfus Municipal Reserves

Seeks current income, safety of principal and liquidity
by investing in high-quality, short-term municipal securities

PROSPECTUS July 2, 2007
BASIC Shares

DREYFUS [LOGO]
A Mellon Financial Companysm

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS

The Fund

Goal/Approach
Main Risks
Past Performance
Expenses
Management
Financial Highlights

Your Investment

Account Policies
Distributions and Taxes
Services for Fund Investors
Instructions for Regular Accounts

For More Information

See back cover.

THE FUND

Dreyfus Municipal Reserves
Ticker Symbol BASIC shares: DLRXX

[ICON]           GOAL/APPROACH

The fund seeks a high level of current income, consistent with stability of principal, that is exempt from federal income tax. This objective may be changed without shareholder approval. As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

To pursue its goal, the fund normally invests substantially all of its assets in tax-exempt municipal obligations, including short-term municipal debt securities. Among these are municipal notes, short-term municipal bonds, tax-exempt commercial paper and municipal leases. The fund also may invest in high-quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. The fund does not currently intend to invest in municipal obligations that pay interest subject to federal personal income tax or the federal alternative minimum tax.

Although the fund seeks to provide income exempt from federal income tax and currently invests in municipal obligations the interest from which is not subject to the federal alternative minimum tax, interest from some of the fund's holdings may be subject to the federal alternative minimum tax for the tax year ending December 31, 2007. In addition, the fund may invest temporarily in high-quality, taxable money market instruments, including when the fund manager believes acceptable municipal obligations are not available for investment.

The fund intends to change its name, effective on or about January 1, 2008, to Dreyfus AMT Tax-Free Reserves.

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Concepts to understand

Money market fund:  a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

•	maintain an average dollar-weighted portfolio maturity of 90 days or less

•	buy individual securities that have remaining maturities of 13 months or less

•	invest only in high-quality, dollar-denominated obligations

Municipal obligations:  debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:

•	general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power

•	revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

[ICON]           MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

•	interest rates could rise sharply, causing the value of the fund's investments and its share price to drop

•	interest rates could drop, thereby reducing the fund's yield

•	any of the fund's holdings could have its credit rating downgraded or could default

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal income tax and from the federal alternative minimum tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

To the extent the fund invests in municipal leases, it takes on additional risks. Because municipal leases generally are backed by revenues from a particular source or that depend on future appropriations by municipalities and are not obligations of their issuers, they are less secure than most municipal obligations.

Although the fund seeks to provide income exempt from federal income tax, interest from some of its holdings may be subject to, for the tax year ending December 31, 2007, the federal alternative minimum tax. In addition, the fund temporarily may invest in high-quality, taxable money market instruments.

Derivative securities, such as structured notes, can be highly volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

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Concepts to understand

Credit rating:  a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, although the degree of safety is somewhat less.

Generally, the fund is required to invest its assets in securities with the highest or second-highest credit rating, or the unrated equivalent as determined by Dreyfus.

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What this fund is - and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

[ICON]           PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows changes in the performance of the fund's BASIC shares from year to year. The table shows the average annual total returns of the fund's BASIC shares over time. Since BASIC shares are new, past performance information is not available for BASIC shares as of the date of this prospectus. The historical performance of the fund's Class R shares, which are not offered in this prospectus, is used to calculate the performance shown in the bar chart and table for the fund's BASIC shares. The fund's BASIC shares should have similar annual returns to those of the fund's Class R shares. All of the fund's share classes invest in the same portfolio of securities. Performance for each share class will vary from the performance of the fund's other share classes due to differences in expenses. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)
BASIC shares*

+3.24	+3.07	+2.84	+3.68	+2.36	+1.01	+0.59	+0.72	+1.91	+2.98
'97	'98	'99	'00	'01	'02	'03	'04	'05	'06

Best Quarter:	Q2 '00	+0.95%
Worst Quarter:	Q3 '03	+0.11%

The year-to-date total return for the fund's BASIC shares as of 3/31/07 was 0.77%.*

Average annual total returns as of 12/31/06
BASIC shares*

1 Year	5 Years	10 Years
2.98%	1.44%	2.24%

The fund's 7-day yield on 12/31/06 was 3.34% for BASIC shares.* For the current yield of the fund's BASIC shares, call toll free 1-800-645-6561.

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*  Based on the performance of the fund's Class R shares.

[ICON]           EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for BASIC shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders. The fund has no sales charge (load) or Rule 12b-1 distribution fees for BASIC shares.

Fee table

Annual fund operating expenses
% of average daily net assets

Management fees Other expenses* Total	0.50% 0.01% 0.51%

*  The 0.01% amount noted in "Other expenses" reflects estimated interest payments.

Expense Example

1 Year	3 Years
$52	$164

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

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Concepts to understand

Management fee:   the fee paid to Dreyfus for managing the fund. Unlike the arrangements between most investment advisers and their funds, Dreyfus pays all fund expenses except for brokerage fees, taxes, interest, fees and expenses of the independent directors, Rule 12b-1 fees and extraordinary expenses.

[ICON]          MANAGEMENT

Investment adviser

The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $199 billion in approximately 180 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at an annual rate of 0.50% of the fund's average daily net assets. A discussion regarding the basis for the board's approving the fund's management agreement with Dreyfus is available in the fund's semi-annual report for the six months ended April 30, 2007. Dreyfus is the primary mutual fund business of Mellon Financial Corporation (Mellon Financial), a global financial services company. Headquartered in Pittsburgh, Pennsylvania, Mellon Financial is one of the world's leading providers of financial services for institutions, corporations, and high net worth individuals, providing institutional asset management, mutual funds, private wealth management, asset servicing, payment solutions and investor services, and treasury services. Mellon Financial has approximately $5.8 trillion in assets under management, administration or custody, including $1.034 trillion under management.

On May 24, 2007, the shareholders of Mellon Financial and The Bank of New York Company, Inc. (BNY) approved the proposed merger of the two companies. The new company will be called The Bank of New York Mellon Corporation. As part of this transaction, Dreyfus would become a wholly-owned subsidiary of The Bank of New York Mellon Corporation. The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Mellon Financial and BNY expect the transaction to be completed in the third quarter of 2007.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Distributor

The fund's distributor is MBSC Securities Corporation (MBSC), a wholly-owned subsidiary of Dreyfus. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of the fund or provide other services. Such payments are separate from any 12b-1 fees paid by the fund to those intermediaries. Because those payments are not made by you or the fund, the fund's total expense ratio will not be affected by any such payments. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus' or MBSC's own resources to intermediaries for inclusion of the fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as "revenue sharing." From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

Code of ethics

The fund, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

[ICON]           FINANCIAL HIGHLIGHTS

As a new class, financial highlights information for BASIC shares of the fund is not applicable as of the date of this prospectus.

YOUR INVESTMENT

[ICON]           ACCOUNT POLICIES

Buying shares

You pay no sales charges to invest in BASIC shares of the fund. Your price for fund shares is the fund's net asset value per share (NAV), which is generally calculated three times a day, at 12:00 noon, 3:00 p.m. and 8:00 p.m., on days the New York Stock Exchange is open for regular business. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund's transfer agent or other authorized entity. The fund's investments are valued based on amortized cost.

If an order in proper form is received by 3:00 p.m., and Federal Funds are received by 4:00 p.m., the shares will be purchased at the NAV determined after the order is accepted and will receive the dividend declared that day. If such an order is received after 3:00 p.m., but by 8:00 p.m., and Federal Funds are received by 11:00 a.m. the next business day, the shares will be purchased at the NAV determined at 8:00 p.m. and will begin to accrue dividends on the next business day.

All times are Eastern time.

Because the fund seeks tax-exempt income, it is not recommended for purchase in IRAs or other qualified retirement plans.

Minimum investments
	Initial	Additional
Regular accounts	$10,000	$100
Dreyfus automatic	$100	$100
investment plans

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus Tele Transfer purchase is $150,000 per day.

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Concepts to understand

Net asset value (NAV):  a mutual fund's share price on a given day. A fund's NAV is calculated by dividing the value of its net assets by the number of existing shares outstanding.

When calculating its NAV, the fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents which generally are provided by an independent pricing service approved by the fund's board. The pricing service's procedures are reviewed under the general supervision of the board.

Amortized cost:  a method of valuing a money market fund's portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. The fund uses this valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940 in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, the fund is subject to certain maturity, quality and diversification requirements to help maintain the $1.00 share price.

Selling shares

You may sell (redeem) shares at any time.  Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund's transfer agent or other authorized entity. If a redemption request is received in proper form by the fund's transfer agent or other authorized entity by 3:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund's transfer agent or other authorized entity after 3:00 p.m., but by 8:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day. Except as otherwise noted above, you will generally receive the proceeds of a redemption within a week. Any certificates representing fund shares being sold must be returned with your redemption request.

All times are Eastern time.

Before selling or writing a check against shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

•	if you send a written request to sell such shares, the fund may delay selling the shares for up to eight business days following the purchase of those shares

•	the fund will not honor redemption checks, or process wire, telephone, online or Dreyfus TeleTransfer redemption requests, for up to eight business days following the purchase of those shares

Limitations on selling shares by phone or online through www.dreyfus.com
Proceeds sent by	Minimum phone/online	Maximum phone/online
Check*	no minimum	$250,000 per day

Wire	$1,000	$500,000 for joint accounts every 30 days/$20,000 per day

Dreyfus TeleTransfer	$500	$500,000 for joint accounts every 30 days/$20,000 per day

* Not available online on accounts whose address has been changed within the last 30 days.

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Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

•	amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

•	requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call to ensure that your signature guarantee will be processed correctly.

General policies

Unless you decline teleservice privileges on your application, the fund's transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund's transfer agent takes reasonable measures to confirm that instructions are genuine.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the fund has not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the fund, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of the fund's shares could increase the fund's transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund's portfolio, which could detract from the fund's performance. Accordingly, the fund reserves the right to refuse any purchase or exchange request. Funds in the Dreyfus Family of Funds that are not money market mutual funds have approved polices and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds, which may apply to exchanges from or into the fund. If you plan to exchange your fund shares for shares of another Dreyfus fund, please read the prospectus of that other Dreyfus fund for more information.

The fund reserves the right to:

•	refuse any purchase or exchange request

•	change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions

•	change its minimum or maximum investment amounts

•	delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

•	"redeem in kind," or make payments in securities rather than cash, if the amount you are redeeming is large enough to affect fund operations (for example, if it exceeds 1% of the fund's assets)

The fund also may process purchase and sale orders and calculate its NAV on days the fund's primary trading markets are open and the fund's management determines to do so.

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Small account policy

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.

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Third-party investments

If you invest through a third party (rather than directly with the distributor), the policies, limitations and fees may be different than those described herein. Banks, brokers, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution for further information.

[ICON]           DISTRIBUTIONS AND TAXES

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

The fund anticipates that virtually all of its income dividends paid to you will be exempt from federal income tax. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to you as ordinary income, while long-term capital gains are taxable to you as capital gains. Income exempt from federal income tax may be subject to state and local taxes. The fund's income also may be subject to the federal alternative minimum tax for the tax year ending December 31, 2007.

The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone's tax situation is unique, please consult your tax advisor before investing.

[ICON]           SERVICES FOR FUND INVESTORS

Automatic services

Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-645-6561.

For investing

Dreyfus Automatic Asset Builder®	For making automatic investments from a designated bank account.

Dreyfus Payroll Savings Plan	For making automatic investments through a payroll deduction.

Dreyfus Government Direct Deposit Privilege	For making automatic investments from your federal employment, Social Security or other regular federal government check.

Dreyfus Dividend Sweep	For automatically reinvesting the dividends and distributions from one Dreyfus fund into another (not available for IRAs).

For exchanging shares

Dreyfus Auto-Exchange Privilege	For making regular exchanges from one Dreyfus fund into another.

For selling shares

Dreyfus Automatic Withdrawal Plan	For making regular withdrawals from most Dreyfus funds.

Checkwriting privilege

You may write redemption checks against your account in amounts of $500 or more. These checks are free; however, a fee will be charged if you request a stop payment or if the transfer agent cannot honor a redemption check due to insufficient funds or another valid reason. Please do not postdate your checks or use them to close your account.

Exchange privilege

You can exchange shares worth $500 or more from one Dreyfus fund into another. You can request your exchange in writing, by phone or online. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will generally have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one.

Dreyfus TeleTransfer privilege

To move money between your bank account and your Dreyfus fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application, or contacting your financial representative.

Dreyfus Express®
voice-activated account access

You can easily manage your Dreyfus accounts, check your account balances, purchase fund shares, transfer money between your Dreyfus funds, get price and yield information and much more – when it's convenient for you – by calling 1-800-645-6561. Certain requests may require the services of a representative.

Account statements

Every fund investor automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

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Dreyfus Financial Centers

A full array of investment services and products are offered at Dreyfus Financial Centers. This includes information on mutual funds, brokerage services, tax-advantaged products and retirement planning.

Experienced financial consultants can help you make informed choices and provide you with personalized attention in handling account transactions. The Financial Centers also offer informative seminars and events. To find out whether a Dreyfus Financial Center is near you, call 1-800-645-6561.

INSTRUCTIONS FOR REGULAR ACCOUNTS

TO OPEN AN ACCOUNT

[ICON]   In Writing

Complete the application.
Mail your application and a check to:
The Dreyfus Family of Funds
P.O. Box 55299, Boston, MA 02205-8553

[ICON]   By Telephone

Wire Call to request an account application and an account number. Have your bank send your investment to Mellon Trust of New England, N.A., with these instructions:
•	ABA# 011001234
•	DDA# 043508
•	the fund name
•	the share class
•	your account number
•	name(s) of investor(s)
•	dealer number if applicable

Return your application with the account number on the application.

[ICON]   Online (www.dreyfus.com)

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[ICON]   Automatically

With an initial investment Indicate on your application which automatic service(s) you want. Return your application with your investment.

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to:
The Dreyfus Family of Funds
P.O. Box 105, Newark, NJ 07101-0105

Wire Have your bank send your investment to Mellon Trust of New England, N.A., with these instructions:
•	ABA# 011001234
•	DDA# 043508
•	the fund name
•	the share class
•	your account number
•	name(s) of investor(s)
•	dealer number if applicable

Electronic check Same as wire, but before your 14-digit account number insert "460".

Dreyfus TeleTransfer Request Dreyfus TeleTransfer on your application. Call to request your transaction.

Dreyfus TeleTransfer Request Dreyfus TeleTransfer on your application. Visit www.dreyfus.com to request your transaction.

All services Call to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

TO SELL SHARES

Write a redemption check or write a letter of instruction that includes:
•	your name(s) and signature(s)
•	your account number
•	the fund name
•	the share class
•	the dollar amount you want to sell
•	how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Account Policies—Selling Shares").

Mail your request to:
The Dreyfus Family of Funds
P.O. Box 55263, Boston, MA 02205-8501

Wire Call to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

Dreyfus TeleTransfer Call to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

Check Call to request your transaction. A check will be sent to the address of record.

Wire Visit www.dreyfus.com to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

Dreyfus TeleTransfer Visit www.dreyfus.com to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

Check Visit www.dreyfus.com to request your transaction. A check will be sent to the address of record.

Dreyfus Automatic Withdrawal Plan Call to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.

For information and other assistance, call toll free in the U.S. 1-800-645-6561
Outside the U.S. 516-794-5452

Make checks payable to:
The Dreyfus Family of Funds

You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

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Concepts to understand

Wire transfer: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

Electronic check: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

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FOR MORE INFORMATION

Dreyfus Municipal Reserves
A series of The Dreyfus/Laurel Funds, Inc.
SEC file number: 811-5270

More information on the fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year. The fund's most recent annual and semiannual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

The fund will disclose its complete schedule of portfolio holdings, as reported on a month-end basis, at www.dreyfus.com, under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings. The information will be posted with a one-month lag and will remain accessible until the fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current. In addition, fifteen days following the end of each calendar quarter, the fund will publicly disclose at www.dreyfus.com its complete schedule of portfolio holdings as of the end of such quarter.

A complete description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's SAI.

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To obtain information:

By telephone
Call 1-800-645-6561

By mail Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

By E-mail Send your request to info@dreyfus.com

On the Internet Text-only versions of certain fund documents can be viewed online or downloaded from:

SEC http://www.sec.gov
Dreyfus http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2007 MBSC Securities Corporation

Dreyfus Municipal Reserves

Seeks current income, safety of principal and liquidity by investing in high-quality, short-term municipal securities

PROSPECTUS July 2, 2007
Class B Shares

DREYFUS [LOGO]
A Mellon Financial Companysm

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS

The Fund

Goal/Approach
Main Risks
Past Performance
Expenses
Management
Financial Highlights

Your Investment

Account Policies
Distributions and Taxes
Services for Fund Investors
Instructions for Regular Accounts

For More Information

See back cover.

THE FUND

Dreyfus Municipal Reserves
Ticker Symbol Class B shares: DMBXX

[ICON]           GOAL/APPROACH

The fund seeks a high level of current income, consistent with stability of principal, that is exempt from federal income tax. This objective may be changed without shareholder approval. As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

To pursue its goal, the fund normally invests substantially all of its assets in tax-exempt municipal obligations, including short-term municipal debt securities. Among these are municipal notes, short-term municipal bonds, tax-exempt commercial paper and municipal leases. The fund also may invest in high-quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. The fund does not currently intend to invest in municipal obligations that pay interest subject to federal personal income tax or the federal alternative minimum tax.

Although the fund seeks to provide income exempt from federal income tax and currently invests in municipal obligations the interest from which is not subject to the federal alternative minimum tax, interest from some of the fund's holdings may be subject to the federal alternative minimum tax for the tax year ending December 31, 2007. In addition, the fund may invest temporarily in high-quality, taxable money market instruments, including when the fund manager believes acceptable municipal obligations are not available for investment.

The fund intends to change its name, effective on or about January 1, 2008, to Dreyfus AMT Tax-Free Reserves.

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Concepts to understand

Money market fund: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

•	maintain an average dollar-weighted portfolio maturity of 90 days or less

•	buy individual securities that have remaining maturities of 13 months or less

•	invest only in high-quality, dollar-denominated obligations

Municipal obligations: debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:

•	general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power

•	revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

[ICON]           MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

•	interest rates could rise sharply, causing the value of the fund's investments and its share price to drop

•	interest rates could drop, thereby reducing the fund's yield

•	any of the fund's holdings could have its credit rating downgraded or could default

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal income tax and from the federal alternative minimum tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

To the extent the fund invests in municipal leases, it takes on additional risks. Because municipal leases generally are backed by revenues from a particular source or that depend on future appropriations by municipalities and are not obligations of their issuers, they are less secure than most municipal obligations.

Although the fund seeks to provide income exempt from federal income tax, interest from some of its holdings may be subject to, for the tax year ending December 31, 2007, the federal alternative minimum tax. In addition, the fund temporarily may invest in high-quality, taxable money market instruments.

Derivative securities, such as structured notes, can be highly volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

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Concepts to understand

Credit rating: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, although the degree of safety is somewhat less.

Generally, the fund is required to invest its assets in securities with the highest or second-highest credit rating, or the unrated equivalent as determined by Dreyfus.

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What this fund is — and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

[ICON]           PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class B shares from year to year. The table shows the average annual total returns of the fund's Class B shares over time. Since Class B shares are new, past performance information is not available for Class B shares as of the date of this prospectus. The historical performance of the fund's Investor shares, which are not offered in this prospectus, is used to calculate the performance shown in the bar chart and table for the fund's Class B shares. All of the fund's share classes invest in the same portfolio of securities. Performance for each share class will vary from the performance of the fund's other share classes due to differences in expenses. The performance figures shown have not been adjusted to reflect differences in service and distribution fees; if these expenses had been reflected, the performance shown for Class B shares would have been lower. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)
Class B shares*

+3.04	+2.87	+2.64	+3.47	+2.17	+0.81	+0.39	+0.52	+1.71	+2.77
'97	'98	'99	'00	'01	'02	'03	'04	'05	'06

Best Quarter:	Q2 '00	+0.90%
Worst Quarter:	Q3 '03	+0.06%

The year-to-date total return for the fund's Class B shares as of 3/31/07 was 0.72%.*

Average annual total returns as of 12/31/06
Class B shares*

1 Year	5 Years	10 Years
2.77%	1.24%	2.03%

The fund's 7-day yield on 12/31/06 was 3.13% for Class B shares.* For the current yield of the fund's Class B shares, call toll free 1-800-645-6561.

_________________
* Based on the performance of the fund's Investor shares.

[ICON]           EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class B shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Fee table

Annual fund operating expenses
% of average daily net assets

Management fees Rule 12b-1 fees Distribution fee Shareholder services fee Other expenses* Total	0.50% 0.25% 0.25% 0.01% 1.01%

*	The 0.01% amount noted in "Other expenses" reflects estimated interest payments.

Expense Example

1 Year	3 Years
$103	$322

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

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Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund. Unlike the arrangements between most investment advisers and their funds, Dreyfus pays all fund expenses except for brokerage fees, taxes, interest, fees and expenses of the independent directors, Rule 12b-1 fees and extraordinary expenses.

Rule 12b-1 fees: the fees paid out of fund assets attributable to Class B shares for distribution expenses and shareholder service relating to Class B shares. Because these fees are paid out of the fund's assets on an ongoing basis, over time such fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

[ICON]           MANAGEMENT

Investment adviser

The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $199 billion in approximately 180 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at an annual rate of 0.50% of the fund's average daily net assets. A discussion regarding the basis for the board's approving the fund's management agreement with Dreyfus is available in the fund's semi-annual report for the six months ended April 30, 2007. Dreyfus is the primary mutual fund business of Mellon Financial Corporation (Mellon Financial), a global financial services company. Headquartered in Pittsburgh, Pennsylvania, Mellon Financial is one of the world's leading providers of financial services for institutions, corporations, and high net worth individuals, providing institutional asset management, mutual funds, private wealth management, asset servicing, payment solutions and investor services, and treasury services. Mellon Financial has approximately $5.8 trillion in assets under management, administration or custody, including $1.034 trillion under management.

On May 24, 2007, the shareholders of Mellon Financial and The Bank of New York Company, Inc. (BNY) approved the proposed merger of the two companies. The new company will be called The Bank of New York Mellon Corporation. As part of this transaction, Dreyfus would become a wholly-owned subsidiary of The Bank of New York Mellon Corporation. The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Mellon Financial and BNY expect the transaction to be completed in the third quarter of 2007.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Distributor

The fund's distributor is MBSC Securities Corporation (MBSC), a wholly-owned subsidiary of Dreyfus. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of the fund or provide other services. Such payments are separate from any 12b-1 fees paid by the fund to those intermediaries. Because those payments are not made by you or the fund, the fund's total expense ratio will not be affected by any such payments. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus' or MBSC's own resources to intermediaries for inclusion of the fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as "revenue sharing." From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

Code of ethics

The fund, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

[ICON]           FINANCIAL HIGHLIGHTS

As a new class, financial highlights information for Class B shares of the fund is not applicable as of the date of this prospectus.

YOUR INVESTMENT

[ICON]           ACCOUNT POLICIES

Buying shares

The fund's Class B shares are offered only to clients of financial institutions that have entered into selling agreements with MBSC. The financial institution with whom you open a fund account may impose policies, limitations and fees which are different than those described herein. Consult a representative of your financial institution for further information. The fund offers other classes of shares, which are described in separate prospectuses. You should consult a representative of your financial institution to determine which class of shares your financial institution makes available to you.

Your price for fund shares is the fund's net asset value per share (NAV), which is generally calculated three times a day, at 12:00 noon, 3:00 p.m. and 8:00 p.m., on days the New York Stock Exchange is open for regular business. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund's transfer agent or other authorized entity. The fund's investments are valued based on amortized cost.

If an order in proper form is received by 3:00 p.m., and Federal Funds are received by 4:00 p.m., the shares will be purchased at the NAV determined after the order is accepted and will receive the dividend declared that day. If such an order is received after 3:00 p.m., but by 8:00 p.m., and Federal Funds are received by 11:00 a.m. the next business day, the shares will be purchased at the NAV determined at 8:00 p.m. and will begin to accrue dividends on the next business day.

All times are Eastern time.

Because the fund seeks tax-exempt income, it is not recommended for purchase in IRAs or other qualified retirement plans.

Minimum investments
	Initial	Additional
Regular accounts	$2,500	$100
Dreyfus automatic	$100	$100
investment plans

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus Tele Transfer purchase is $150,000 per day.

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Concepts to understand

Net asset value (NAV): a mutual fund's share price on a given day. A fund's NAV is calculated by dividing the value of its net assets by the number of existing shares outstanding.

When calculating its NAV, the fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents which generally are provided by an independent pricing service approved by the fund's board. The pricing service's procedures are reviewed under the general supervision of the board.

Amortized cost: a method of valuing a money market fund's portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. The fund uses this valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940 in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, the fund is subject to certain maturity, quality and diversification requirements to help maintain the $1.00 share price.

Selling shares

You may sell (redeem) shares at any time through your financial representative, or you can contact the fund directly. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund's transfer agent or other authorized entity. If a redemption request is received in proper form by the fund's transfer agent or other authorized entity by 3:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund's transfer agent or other authorized entity after 3:00 p.m., but by 8:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day. Except as otherwise noted above, you will generally receive the proceeds of a redemption within a week. Any certificates representing fund shares being sold must be returned with your redemption request.

All times are Eastern time.

Before selling or writing a check against shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

•	if you send a written request to sell such shares, the fund may delay selling the shares for up to eight business days following the purchase of those shares

•	the fund will not honor redemption checks, or process wire, telephone or Dreyfus TeleTransfer redemption requests, for up to eight business days following the purchase of those shares

Limitations on selling shares by phone
Proceeds sent by	Minimum phone/online	Maximum phone/online
Check	no minimum	$250,000 per day

Wire	$1,000	$500,000 for joint accounts every 30 days/$20,000 per day

Dreyfus TeleTransfer	$500	$500,000 for joint accounts every 30 days/$20,000 per day

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Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

•	amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

•	requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call to ensure that your signature guarantee will be processed correctly.

General policies

Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone order as long as the fund's transfer agent takes reasonable measures to verify that the order is from a representative of your financial institution.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the fund has not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the fund, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of the fund's shares could increase the fund's transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund's portfolio, which could detract from the fund's performance. Accordingly, the fund reserves the right to refuse any purchase or exchange request. Funds in the Dreyfus Family of Funds that are not money market mutual funds have approved polices and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds, which may apply to exchanges from or into the fund. If you plan to exchange your fund shares for shares of another Dreyfus fund, please read the prospectus of that other Dreyfus fund for more information.

The fund reserves the right to:

•	refuse any purchase or exchange request

•	change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions

•	change its minimum or maximum investment amounts

•	delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

•	"redeem in kind," or make payments in securities rather than cash, if the amount you are redeeming is large enough to affect fund operations (for example, if it exceeds 1% of the fund's assets)

The fund also may process purchase and sale orders and calculate its NAV on days the fund's primary trading markets are open and the fund's management determines to do so.

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Small account policy

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.

[ICON]            DISTRIBUTIONS AND TAXES

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

The fund anticipates that virtually all of its income dividends paid to you will be exempt from federal income tax. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to you as ordinary income, while long-term capital gains are taxable to you as capital gains. Income exempt from federal income tax may be subject to state and local taxes. The fund's income also may be subject to the federal alternative minimum tax for the tax year ending December 31, 2007.

The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone's tax situation is unique, please consult your tax advisor before investing.

[ICON]           SERVICES FOR FUND INVESTORS

The third party through whom you purchased fund shares may impose different restrictions on these services and privileges offered by the fund, or may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Automatic services

Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-645-6561.

For investing

Dreyfus Automatic Asset Builder®	For making automatic investments from a designated bank account.

Dreyfus Payroll Savings Plan	For making automatic investments through a payroll deduction.

Dreyfus Government Direct Deposit Privilege	For making automatic investments from your federal employment, Social Security or other regular federal government check.

Dreyfus Dividend Sweep	For automatically reinvesting the dividends and distributions from one Dreyfus fund into another (not available for IRAs).

For exchanging shares

Dreyfus Auto-Exchange Privilege	For making regular exchanges from one Dreyfus fund into another.

For selling shares

Dreyfus Automatic Withdrawal Plan	For making regular withdrawals from most Dreyfus funds.

Checkwriting privilege

You may write redemption checks against your account in amounts of $500 or more. These checks are free; however, a fee will be charged if you request a stop payment or if the transfer agent cannot honor a redemption check due to insufficient funds or another valid reason. Please do not postdate your checks or use them to close your account.

Exchange privilege

You can exchange shares worth $500 or more from one Dreyfus fund into another. You can request your exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will generally have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one.

Dreyfus TeleTransfer privilege

To move money between your bank account and your Dreyfus fund account with a phone call, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application, or contacting your financial representative.

Dreyfus Express®
voice-activated account access

You can easily manage your Dreyfus accounts, check your account balances, transfer money between your Dreyfus funds, get price and yield information and much more – when it's convenient for you – by calling 1-800-645-6561. Certain requests may require the services of a representative.

Account statements

Every fund investor automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

INSTRUCTIONS FOR REGULAR ACCOUNTS

TO OPEN AN ACCOUNT

[ICON]     In Writing

Complete the application.
Mail your application and a check to:
The Dreyfus Family of Funds
P.O. Box 55299, Boston, MA 02205-8553

[ICON]     By Telephone

Wire Call to request an account application and an account number. Have your bank send your investment to Mellon Trust of New England, N.A., with these instructions:
•  ABA# 011001234
•  DDA# 043508
•  the fund name
•  the share class
•  your account number
•  name(s) of investor(s)
•  dealer number if applicable

Return your application with the account number on the application.

[ICON]     Automatically

With an initial investment Indicate on your application which automatic service(s) you want. Return your application with your investment.

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to:
The Dreyfus Family of Funds
P.O. Box 105, Newark, NJ 07101-0105

Wire Have your bank send your investment to Mellon Trust of New England, N.A., with these instructions:
•  ABA# 011001234
•  DDA# 043508
•  the fund name
•  the share class
•  your account number
•  name(s) of investor(s)
•  dealer number if applicable

Electronic check Same as wire, but before your 14-digit account number insert "459".

Dreyfus TeleTransfer Request Dreyfus TeleTransfer on your application. Call to request your transaction.

All services Call a financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

TO SELL SHARES

Write a redemption check or write a letter of instruction that includes:
•  your name(s) and signature(s)
•  your account number
•  the fund name
•  the share class
•  the dollar amount you want to sell
•  how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Account Policies—Selling Shares").

Mail your request to:
The Dreyfus Family of Funds
P.O. Box 55263, Boston, MA 02205-8501

Wire Call a financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

Dreyfus TeleTransfer Call a financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

Check Call a financial representative to request your transaction. A check will be sent to the address of record.

Dreyfus Automatic Withdrawal Plan Call a financial representative to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.

_________________

FOR MORE INFORMATION

Dreyfus Municipal Reserves
A series of The Dreyfus/Laurel Funds, Inc.
SEC file number: 811-5270

More information on the fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year. The fund's most recent annual and semiannual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

The fund will disclose its complete schedule of portfolio holdings, as reported on a month-end basis, at www.dreyfus.com, under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings. The information will be posted with a one-month lag and will remain accessible until the fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current. In addition, fifteen days following the end of each calendar quarter, the fund will publicly disclose at www.dreyfus.com its complete schedule of portfolio holdings as of the end of such quarter.

A complete description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's SAI.

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To obtain information:

By telephone
Call your financial representative or 1-800-645-6561

By mail Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

On the Internet Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2007 MBSC Securities Corporation

Dreyfus Money Market Reserves

Dreyfus U.S. Treasury Reserves

Dreyfus Municipal Reserves

Each fund seeks current income, safety of principal and liquidity by investing in high-quality, short-term securities

PROSPECTUS July 2, 2007
Investor Shares
Class R Shares

DREYFUS [LOGO]
A Mellon Financial Companysm

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS

The Funds

Introduction
Dreyfus Money Market Reserves
     Goal/Approach
     Main Risks
     Past Performance
     Expenses
Dreyfus U.S. Treasury Reserves
     Goal/Approach
     Main Risks
     Past Performance
     Expenses
Dreyfus Municipal Reserves
     Goal/Approach
     Main Risks
     Past Performance
     Expenses
Management
Financial Highlights

Your Investment

Account Policies
Distributions and Taxes
Services for Fund Investors
Instructions for Regular Accounts
Instructions for IRAs

For More Information

See back cover.

THE FUNDS

Dreyfus Money Market Reserves
Dreyfus U.S. Treasury Reserves
Dreyfus Municipal Reserves

Series of The Dreyfus/Laurel Funds, Inc.

[ICON]           INTRODUCTION

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of one fund are unrelated to those of the other funds. This combined prospectus has been prepared for the convenience of investors so that investors can consider three investment choices in one document.

Each fund seeks to maintain a stable share price (although it cannot guarantee that it will always do so) and is designed to offer current investment income and high liquidity.

The main differences among these funds are the securities in which they invest. Dreyfus Money Market Reserves invests in a range of high-quality money market instruments. Dreyfus U.S. Treasury Reserves maintains an even higher quality standard by investing exclusively in U.S. Treasury obligations and repurchase agreements secured by such obligations. Dreyfus Municipal Reserves invests in municipal obligations from around the country, allowing the fund's dividends to be free from federal income tax in most cases.

Dreyfus Money Market Reserves
       Ticker Symbols   Class R shares:   DPOXX
                                    Investor shares:  DPIXX

[ICON]          GOAL/APPROACH

The fund seeks a high level of current income consistent with stability of principal. This objective may be changed without shareholder approval. As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

To pursue its goal, the fund invests in a diversified portfolio of high-quality, short-term debt securities, including:

•	securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities

•	certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches

•	repurchase agreements, including tri-party repurchase agreements

•	asset-backed securities

•	domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

[Right Side Bar]

Concepts to understand

Money market fund: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

•	maintain an average dollar-weighted portfolio maturity of 90 days or less

•	buy individual securities that have remaining maturities of 13 months or less

•	invest only in high-quality, dollar-denominated obligations

Repurchase agreement: a commercial bank or securities dealer sells securities to the fund and agrees to repurchase them at an agreed-upon date (usually the next business day) and price. These agreements offer the fund a means of investing money for a short period of time.

[ICON]         MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. In addition, because many types of U.S. government securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

•	interest rates could rise sharply, causing the value of the fund's investments and its share price to drop

•	interest rates could drop, thereby reducing the fund's yield

•	adverse developments could occur in the banking industry, which issues or guarantees many of the securities the fund typically owns

•	any of the fund's holdings could have its credit rating downgraded or could default

•	the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest

The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

[Right Side Bar]

Concepts to understand

Credit rating: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

Generally, the fund is required to invest at least 95% of its assets in securities of issuers with the highest credit rating, with the remainder invested in securities with the second-highest credit rating, or the unrated equivalent as determined by Dreyfus.

[Side Bar]

What this fund is — and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

[ICON]           PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class R shares from year to year. The table shows the average annual total returns of each share class over time. Each of the fund's share classes invest in the same portfolio of securities. Performance for one share class will vary from the performance of the fund's other share class due to differences in expenses. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)
Class R shares

+5.30	+5.28	+4.88	+6.10	+3.99	+1.60	+0.74	+0.90	+2.78	+4.67
'97	'98	'99	'00	'01	'02	'03	'04	'05	'06

Best Quarter:	Q3 '00	+1.59%
Worst Quarter:	Q2 '04	+0.14%

The year-to-date total return for the fund's Class R shares as of 3/31/07 was 1.20%.

Average annual total returns as of 12/31/06

	1 Year	5 Years	10 Years
Class R shares	4.67%	2.13%	3.61%
Investor shares	4.47%	1.93%	3.40%

The fund's 7-day yield on 12/31/06 was 4.85% for Class R shares and 4.66% for Investor shares. For the fund's current yield, call toll free 1-800-645-6561.

[ICON]           EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class R shares and Investor shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders. The fund has no sales charge (load).

Fee table

	Class R shares	Investor shares
Annual fund operating expenses
% of average daily net assets
Management fees	0.50%	0.50%
Rule 12b-1 fee	none	0.20%
Other expenses	0.00%	0.00%

Total	0.50%	0.70%

Expense example

	1 Year	3 Years	5 Years	10 Years
Class R shares	$51	$160	$280	$628
Investor shares	$72	$224	$390	$871

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

[Right Side Bar]

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund. Unlike the arrangements between most investment advisers and their funds, Dreyfus pays all fund expenses except for brokerage fees, taxes, interest, fees and expenses of the independent directors, Rule 12b-1 fees and extraordinary expenses.

Rule 12b-1 fee: the fee paid for distribution and shareholder service. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

Dreyfus U.S. Treasury Reserves Ticker Symbols Class R shares: DUTXX Investor shares: DUIXX

[ICON]         GOAL/APPROACH

The fund seeks a high level of current income consistent with stability of principal. This objective may be changed without shareholder approval. As a money market fund, the fund is subject to strict federal requirements and must maintain an average dollar-weighted portfolio maturity of 90 days or less and buy individual securities that have remaining maturities of 13 months or less.

To pursue its goal, the fund invests exclusively in direct obligations of the U.S. Treasury and in repurchase agreements secured by these obligations.

[Side Bar]

Concepts to understand

Repurchase agreement: a commercial bank or securities dealer sells securities to the fund and agrees to repurchase them at an agreed-upon date (usually the next business day) and price. These agreements offer the fund a means of investing money for a short period of time.

[ICON]         MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasury securities trade actively outside the U.S., their prices may rise and fall as changes in global economic conditions affect the demand for these securities. While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund's investments and its share price to drop. In addition, interest rates could drop, thereby reducing the fund's yield.

The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

[Side Bar]

What this fund is — and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

[ICON]         PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class R shares from year to year. The table shows the average annual total returns of each share class over time. Each of the fund's share classes invest in the same portfolio of securities. Performance for one share class will vary from the performance of the fund's other share class due to differences in expenses. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)
Class R shares

+5.15	+5.04	+4.55	+5.83	+4.11	+1.32	+0.64	+0.77	+2.58	+4.40
'97	'98	'99	'00	'01	'02	'03	'04	'05	'06

Best Quarter:	Q3 '00	+1.53%
Worst Quarter:	Q2 '04	+0.12%

The year-to-date total return for the fund's Class R shares as of 3/31/07 was 1.16%.

Average annual total returns as of 12/31/06

	1 Year	5 Years	10 Years
Class R shares	4.40%	1.93%	3.42%
Investor shares	4.19%	1.73%	3.22%

The fund's 7-day yield on 12/31/06 was 4.61% for Class R shares and 4.41% for Investor shares. For the fund's current yield, call toll free 1-800-645-6561.

[ICON]         EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class R shares and Investor shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders. The fund has no sales charge (load).

Fee table

	Class R shares	Investor shares
Annual fund operating expenses
% of average daily net assets
Management fees	0.50%	0.50%
Rule 12b-1 fee	none	0.20%
Other expenses	0.00%	0.00%

Total	0.50%	0.70%

Expense example

	1 Year	3 Years	5 Years	10 Years
Class R shares	$51	$160	$280	$628
Investor shares	$72	$224	$390	$871

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

[Right Side Bar]

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund. Unlike the arrangements between most investment advisers and their funds, Dreyfus pays all fund expenses except for brokerage fees, taxes, interest, fees and expenses of the independent directors, Rule 12b-1 fees and extraordinary expenses.

Rule 12b-1 fee: the fee paid for distribution and shareholder service. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

Dreyfus Municipal Reserves Ticker Symbols Class R shares: DTMXX Investor shares: DLTXX

[ICON]          GOAL/APPROACH

The fund seeks a high level of current income, consistent with stability of principal, that is exempt from federal income tax. This objective may be changed without shareholder approval. As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

To pursue its goal, the fund normally invests substantially all of its assets in tax-exempt municipal obligations, including short-term municipal debt securities. Among these are municipal notes, short-term municipal bonds, tax-exempt commercial paper and municipal leases. The fund also may invest in high-quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. The fund does not currently intend to invest in municipal obligations that pay interest subject to federal personal income tax or the federal alternative minimum tax.

Although the fund seeks to provide income exempt from federal income tax and currently invests in municipal obligations the interest from which is not subject to the federal alternative minimum tax, interest from some of the fund's holdings may be subject to the federal alternative minimum tax for the tax year ending December 31, 2007. In addition, the fund may invest temporarily in high-quality, taxable money market instruments, including when the fund manager believes acceptable municipal obligations are not available for investment.

The fund intends to change its name, effective on or about January 1, 2008, to Dreyfus AMT Tax-Free Reserves.

[Right Side Bar]

Concepts to understand

Money market fund: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

•	maintain an average dollar-weighted portfolio maturity of 90 days or less

•	buy individual securities that have remaining maturities of 13 months or less

•	invest only in high-quality, dollar-denominated obligations

Municipal obligations: debt securities that provide income free from federal income tax, and state income tax if the investor lives in the issuing state. Municipal obligations are typically of two types:

•	general obligation bonds, which are secured by the full faith and credit of the issuer and its taxing power

•	revenue bonds, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

[ICON]         MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

•	interest rates could rise sharply, causing the value of the fund's investments and its share price to drop

•	interest rates could drop, thereby reducing the fund's yield

•	any of the fund's holdings could have its credit rating downgraded or could default

To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. Although the fund will invest in municipal obligations that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal income tax and from the federal alternative minimum tax, if any such municipal obligations fail to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

To the extent the fund invests in municipal leases, it takes on additional risks. Because municipal leases generally are backed by revenues from a particular source or that depend on future appropriations by municipalities and are not obligations of their issuers, they are less secure than most municipal obligations.

Although the fund seeks to provide income exempt from federal income tax, interest from some of its holdings may be subject to, for the tax year ending December 31, 2007, the federal alternative minimum tax. In addition, the fund temporarily may invest in high-quality, taxable money market instruments.

Derivative securities, such as structured notes, can be highly volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

[Right Side Bar]

Concepts to understand

Credit rating: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, although the degree of safety is somewhat less.

Generally, the fund is required to invest its assets in securities with the highest or second-highest credit rating, or the unrated equivalent as determined by Dreyfus.

[Side Bar]

What this fund is — and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

[ICON]         PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class R shares from year to year. The table shows the average annual total returns of the fund's Class R shares and Investor shares over time. All of the fund's share classes invest in the same portfolio of securities. Performance for each share class will vary from the performance of the fund's other share classes due to differences in expenses. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)
Class R shares

+3.24	+3.07	+2.84	+3.68	+2.36	+1.01	+0.59	+0.72	+1.91	+2.98
'97	'98	'99	'00	'01	'02	'03	'04	'05	'06

Best Quarter:	Q2 '00	+0.95%
Worst Quarter:	Q3 '03	+0.11%

The year-to-date total return for the fund's Class R shares as of 3/31/07 was 0.77%.

Average annual total returns as of 12/31/06

	1 Year	5 Years	10 Years
Class R shares	2.98%	1.44%	2.24%
Investor shares	2.77%	1.24%	2.03%

The fund's 7-day yield on 12/31/06 was 3.34% for Class R shares and 3.13% for Investor shares. For the fund's current yield, call toll free 1-800-645-6561.

[ICON]         EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Class R shares and Investor shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders. The fund has no sales charge (load).

Fee table

	Class R shares	Investor shares
Annual fund operating expenses
% of average daily net assets
Management fees	0.50%	0.50%
Rule 12b-1 fee	none	0.20%
Other expenses*	0.01%	0.01%

Total	0.51%	0.71%

*	The 0.01% amount noted in "Other expenses" reflects interest payments.

Expense example

	1 Year	3 Years	5 Years	10 Years
Class R shares	$52	$164	$285	$640
Investor shares	$73	$227	$395	$883

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

[Right Side Bar]

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund. Unlike the arrangements between most investment advisers and their funds, Dreyfus pays all fund expenses except for brokerage fees, taxes, interest, fees and expenses of the independent directors, Rule 12b-1 fees and extraordinary expenses.

Rule 12b-1 fee: the fee paid for distribution and shareholder service. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

[ICON]         MANAGEMENT

Investment adviser

The investment adviser for each fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $199 billion in approximately 180 mutual fund portfolios. For the past fiscal year, each fund paid Dreyfus a management fee at an annual rate of 0.50% of the fund's average daily net assets. A discussion regarding the basis for the board's approving each fund's management agreement with Dreyfus is available in the fund's semi-annual report for the six months ended April 30, 2007. Dreyfus is the primary mutual fund business of Mellon Financial Corporation (Mellon Financial), a global financial services company. Headquartered in Pittsburgh, Pennsylvania, Mellon Financial is one of the world's leading providers of financial services for institutions, corporations, and high net worth individuals, providing institutional asset management, mutual funds, private wealth management, asset servicing, payment solutions and investor services, and treasury services. Mellon Financial has approximately $5.8 trillion in assets under management, administration or custody, including $1.034 trillion under management.

On May 24, 2007, the shareholders of Mellon Financial and The Bank of New York Company, Inc. (BNY) approved the proposed merger of the two companies. The new company will be called The Bank of New York Mellon Corporation. As part of this transaction, Dreyfus would become a wholly-owned subsidiary of The Bank of New York Mellon Corporation. The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Mellon Financial and BNY expect the transaction to be completed in the third quarter of 2007.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Distributor

The funds' distributor is MBSC Securities Corporation (MBSC), a wholly-owned subsidiary of Dreyfus. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of the fund or provide other services. Such payments are separate from any 12b-1 fees paid by the funds to those intermediaries. Because those payments are not made by you or the funds, a fund's total expense ratio will not be affected by any such payments. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus' or MBSC's own resources to intermediaries for inclusion of the funds on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as "revenue sharing." From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of a fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the funds.

Code of ethics

The funds, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by a fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

[ICON]         FINANCIAL HIGHLIGHTS

Dreyfus Money Market Reserves

The following tables describe the performance for each share class of the fund for the fiscal periods indicated. Certain information reflects financial results for a single fund share. "Total Return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.

		Year Ended October 31,
Class R shares	2006	2005	2004	2003	2002
Per-Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment operations: Investment income - net	.044	.024	.007	.008	.018
Distributions: Dividends from investment income - net	(.044)	(.024)	(.007)	(.008)	(.018)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	4.45	2.43	.74	.83	1.79
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.50	.50	.50	.50	.50
Ratio of net investment income to average net assets	4.40	2.38	.72	.84	1.82
Net assets, end of period ($ X 1,000)	185,772	115,384	179,552	214,112	248,164

		Year Ended October 31,
Investor shares	2006	2005	2004	2003	2002
Per-Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment operations: Investment income - net	.042	.022	.005	.006	.016
Distributions: Dividends from investment income - net	(.042)	(.022)	(.005)	(.006)	(.016)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	4.24	2.23	.54	.64	1.58
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.70	.70	.70	.70	.70
Ratio of net investment income to average net assets	4.15	2.19	.53	.64	1.63
Net assets, end of period ($ X 1,000)	284,623	308,202	357,163	379,265	432,816

[ICON]         FINANCIAL HIGHLIGHTS

Dreyfus U.S. Treasury Reserves

The following tables describe the performance for each share class of the fund for the fiscal periods indicated. Certain information reflects financial results for a single fund share. "Total Return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.

		Year Ended October 31,
Class R shares	2006	2005	2004	2003	2002
Per-Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment operations: Investment income - net	.041	.022	.006	.007	.014
Distributions: Dividends from investment income - net	(.041)	(.022)	(.006)	(.007)	(.014)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	4.17	2.23	.62	.72	1.43
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.50	.50	.50	.50	.50
Ratio of net investment income to average net assets	4.05	2.10	.63	.72	1.43
Net assets, end of period ($ x 1,000)	17,640	25,243	82,911	60,297	65,847

		Year Ended October 31,
Investor shares	2006	2005	2004	2003	2002
Per-Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment operations: Investment income - net	.039	.020	.004	.005	.012
Distributions: Dividends from investment income - net	(.039)	(.020)	(.004)	(.005)	(.012)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	3.96	2.03	.42	.51	1.23
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.70	.70	.70	.70	.70
Ratio of net investment income to average net assets	3.89	2.01	.42	.51	1.20
Net assets, end of period ($ x 1,000)	93,091	93,973	77,043	91,987	89,950

[ICON]         FINANCIAL HIGHLIGHTS

Dreyfus Municipal Reserves

The following tables describe the performance for Class R shares and Investor shares of the fund for the fiscal periods indicated. Certain information reflects financial results for a single fund share. "Total Return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.

		Year Ended October 31,
Class R shares	2006	2005	2004	2003	2002
Per-Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment operations: Investment income - net	.028	.017	.006	.006	.011
Distributions: Dividends from investment income - net	(.028)	(.017)	(.006)	(.006)	(.011)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.86	1.69	.64	.65	1.07
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.51	.51	.51	.50	.51
Ratio of net investment income to average net assets	2.84	1.60	.60	.65	1.07
Net assets, end of period ($ X 1,000)	83,413	65,188	124,838	249,243	317,102

		Year Ended October 31,
Investor shares	2006	2005	2004	2003	2002
Per-Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations: Investment income - net	.026	.015	.004	.004	.009
Distributions: Dividends from investment income - net	(.026)	(.015)	(.004)	(.004)	(.009)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.65	1.48	.44	.44	.87
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.71	.71	.71	.70	.71
Ratio of net investment income to average net assets	2.65	1.44	.43	.45	.86
Net assets, end of period ($ X 1,000)	25,896	22,170	26,380	31,311	31,902

YOUR INVESTMENT

[ICON]           ACCOUNT POLICIES

Buying shares

Each fund is offering its Class R shares and Investor shares in this prospectus. Class R shares are sold primarily to financial service providers acting on behalf of customers having a qualified trust or investment account or relationship at such institution, or to customers who hold shares of the fund distributed to them through such account or relationship. Investor shares are offered primarily to clients of financial institutions that have entered into selling agreements with MBSC. The financial institution with whom you open a fund account may impose policies, limitations and fees which are different than those described herein. Consult a representative of your financial institution for further information. Dreyfus Municipal Reserves offers other classes of shares, which are described in separate prospectuses. You should consult a representative of your financial institution to determine which class of shares your financial institution makes available to you.

You pay no sales charges to invest in the funds.

Applicable to Dreyfus Money Market Reserves and Dreyfus U.S. Treasury Reserves only:

Your price for fund shares is the fund's net asset value per share (NAV) for the class of shares you purchase, which is generally calculated twice a day, at 12:00 noon and 4:00 p.m. Eastern time, on days the New York Stock Exchange is open for regular business. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund's transfer agent or other authorized entity. Each fund's investments are valued based on amortized cost.

Applicable to Dreyfus Municipal Reserves only:

Your price for fund shares is the fund's NAV for the class of shares you purchase, which is generally calculated three times a day, at 12:00 noon, 3:00 p.m. and 8:00 p.m., on days the New York Stock Exchange is open for regular business. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund's transfer agent or other authorized entity. The fund's investments are valued based on amortized cost.

If an order in proper form is received by 3:00 p.m., and Federal Funds are received by 4:00 p.m., the shares will be purchased at the NAV determined after the order is accepted and will receive the dividend declared that day. If such an order is received after 3:00 p.m., but by 8:00 p.m., and Federal Funds are received by 11:00 a.m. the next business day, the shares will be purchased at the NAV determined at 8:00 p.m. and will begin to accrue dividends on the next business day.

All times are Eastern time.

Because Dreyfus Municipal Reserves seeks tax-exempt income, it is not recommended for purchase in IRAs or other qualified retirement plans.

Minimum investments
	Initial	Additional
Regular accounts	$100,000	no minimum; $100 for Dreyfus TeleTransfer investments
Dreyfus automatic	n/a	$100
investment plans

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus Tele Transfer purchase is $150,000 per day.

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Concepts to understand

Net asset value (NAV): a mutual fund's share price on a given day. A fund's NAV is calculated by dividing the value of its net assets by the number of existing shares outstanding.

When calculating its NAV, a fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents which generally are provided by an independent pricing service approved by the fund's board. The pricing service's procedures are reviewed under the general supervision of the board.

Amortized cost: a method of valuing a money market fund's portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. Each fund uses this valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940 in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, each fund is subject to certain maturity, quality and diversification requirements to help maintain the $1.00 share price.

Selling shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and, except as described below for Dreyfus Municipal Reserves, you will generally receive the proceeds of a redemption within a week.

Applicable to Dreyfus Municipal Reserves only:

If a redemption request is received in proper form by the fund's transfer agent or other authorized entity by 3:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund's transfer agent or other authorized entity after 3:00 p.m., but by 8:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day. Except as otherwise noted above, you will generally receive the proceeds of a redemption within a week.

All times are Eastern time.

Applicable to all funds:

Before selling or writing a check against shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

•	if you send a written request to sell such shares, the fund may delay selling the shares for up to eight business days following the purchase of those shares

•	the fund will not honor redemption checks, or process wire, telephone, online or Dreyfus TeleTransfer redemption requests, for up to eight business days following the purchase of those shares

Limitations on selling shares by phone or online through www.dreyfus.com
Proceeds sent by	Minimum phone/online	Maximum phone/online
Check*	no minimum	$250,000 per day

Wire	$1,000	$500,000 for joint accounts every 30 days/$20,000 per day

Dreyfus TeleTransfer	$500	$500,000 for joint accounts every 30 days/$20,000 per day

* Not available online on accounts whose address has been changed within the last 30 days.

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Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

•	amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

•	requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call to ensure that your signature guarantee will be processed correctly.

General policies

Unless you decline teleservice privileges on your application, the fund's transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund's transfer agent takes reasonable measures to confirm that instructions are genuine.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of the funds' shares could increase the relevant fund's transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund's portfolio, which could detract from the fund's performance. Accordingly, each fund reserves the right to refuse any purchase or exchange request. Funds in the Dreyfus Family of Funds that are not money market mutual funds have approved polices and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds, which may apply to exchanges from or into a fund. If you plan to exchange your fund shares for shares of another Dreyfus fund, please read the prospectus of that other Dreyfus fund for more information.

Each fund reserves the right to:

•	refuse any purchase or exchange request

•	change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions

•	change its minimum or maximum investment amounts

•	delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

•	"redeem in kind," or make payments in securities rather than cash, if the amount you are redeeming is large enough to affect fund operations (for example, if it exceeds 1% of the fund's assets)

Each fund also may process purchase and sale orders and calculate its NAV on days the fund's primary trading markets are open and the fund's management determines to do so.

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Small account policy

If your account falls below $10,000*, the fund may ask you to increase your balance. If it is still below $10,000* after 45 days, the fund may close your account and send you the proceeds. * Below $500 if you were a fund shareholder since August 31, 1995.

[ICON]         DISTRIBUTIONS AND TAXES

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in your fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Dividends and other distributions paid by Dreyfus U.S. Treasury Reserves and Dreyfus Money Market Reserves are subject to federal income tax, and may be subject to state and local taxes (unless you are investing through a tax-advantaged retirement account).

Dreyfus Municipal Reserves anticipates that virtually all of its income dividends paid to you will be exempt from federal income tax. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to you as ordinary income, while long-term capital gains are taxable to you as capital gains. Income exempt from federal income tax may be subject to state and local taxes. The fund's income also may be subject to the federal alternative minimum tax for the tax year ending December 31, 2007.

The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone's tax situation is unique, please consult your tax advisor before investing.

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Third-party investments

If you invest through a third party (rather than directly with the distributor), the policies, limitations and fees may be different than those described herein. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your plan or financial institution for further information.

[ICON]         SERVICES FOR FUND INVESTORS

The third party through whom you purchased fund shares may impose different restrictions on these services and privileges offered by the fund, or may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Automatic services

Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-645-6561.

For investing

Dreyfus Automatic Asset Builder®	For making automatic investments from a designated bank account.

Dreyfus Payroll Savings Plan	For making automatic investments through a payroll deduction.

Dreyfus Government Direct Deposit Privilege	For making automatic investments from your federal employment, Social Security or other regular federal government check.

Dreyfus Dividend Sweep	For automatically reinvesting the dividends and distributions from one Dreyfus fund into another (not available for IRAs).

For exchanging shares

Dreyfus Auto-Exchange Privilege	For making regular exchanges from one Dreyfus fund into another.

For selling shares

Dreyfus Automatic Withdrawal Plan	For making regular withdrawals from most Dreyfus funds.

Checkwriting privilege

You may write redemption checks against your account in amounts of $500 or more. These checks are free; however, a fee will be charged if you request a stop payment or if the transfer agent cannot honor a redemption check due to insufficient funds or another valid reason. Please do not postdate your checks or use them to close your account.

Exchange privilege

You can exchange shares worth $500 or more (no minimum for retirement accounts) from one Dreyfus fund into another. You can request your exchange in writing, by phone or online. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will generally have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one.

Dreyfus TeleTransfer privilege

To move money between your bank account and your Dreyfus fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application, or contacting your financial representative.

Dreyfus Express®
voice-activated account access

You can easily manage your Dreyfus accounts, check your account balances, purchase fund shares, transfer money between your Dreyfus funds, get price and yield information and much more – when it's convenient for you – by calling 1-800-645-6561. Certain requests may require the services of a representative.

Account statements

Every fund investor automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

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Dreyfus Financial Centers

A full array of investment services and products are offered at Dreyfus Financial Centers. This includes information on mutual funds, brokerage services, tax-advantaged products and retirement planning.

Experienced financial consultants can help you make informed choices and provide you with personalized attention in handling account transactions. The Financial Centers also offer informative seminars and events. To find out whether a Dreyfus Financial Center is near you, call 1-800-645-6561.

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Retirement plans

Dreyfus offers a variety of retirement plans, including traditional and Roth IRAs, and Education Savings Accounts. Here's where you call for information:

•	for traditional, rollover and Roth IRAs, and Education Savings Accounts, call 1-800-645-6561

•	for SEP-IRAs, Keogh accounts, 401(k) and 403(b) accounts, call 1-800-358-0910

INSTRUCTIONS FOR REGULAR ACCOUNTS

TO OPEN AN ACCOUNT

[ICON]   In Writing

Complete the application.
Mail your application and a check to:
The Dreyfus Family of Funds
P.O. Box 55299, Boston, MA 02205-8553

[ICON]   By Telephone

Wire Call to request an account application and an account number. Have your bank send your investment to Mellon Trust of New England, N.A., with these instructions:
•	ABA# 011001234
•	Dreyfus Money Market Reserves
•	DDA# 043435
•	Dreyfus U.S. Treasury Reserves
•	DDA# 043435
•	Dreyfus Municipal Reserves
•	DDA# 043508
•	the share class
•	your account number
•	name(s) of investor(s)
•	dealer number if applicable

Return your application with the account number on the application.

[ICON]   Online (www.dreyfus.com)

_________________

[ICON]   Automatically

With an initial investment Indicate on your application which automatic service(s) you want. Return your application with your investment.

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to:
The Dreyfus Family of Funds
P.O. Box 105, Newark, NJ 07101-0105

Wire Have your bank send your investment to Mellon Trust of New England, N.A., with these instructions:
•	ABA# 011001234
•	Dreyfus Money Market Reserves
•	DDA# 043435
•	Dreyfus U.S. Treasury Reserves
•	DDA# 043435
•	Dreyfus Municipal Reserves
•	DDA# 043508
•	the share class
•	your account number
•	name(s) of investor(s)
•	dealer number if applicable

Electronic check Same as wire, but before your 14-digit account number insert the appropriate number as shown below.

Dreyfus TeleTransfer Request Dreyfus TeleTransfer on your application. Call to request your transaction.

Dreyfus TeleTransfer Request Dreyfus TeleTransfer on your application. Visit www.dreyfus.com to request your transaction.

All services Call a financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

TO SELL SHARES

Write a redemption check or write a letter of instruction that includes:
•	your name(s) and signature(s)
•	your account number
•	the fund name
•	the share class
•	the dollar amount you want to sell
•	how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Account Policies—Selling Shares").

Mail your request to:
The Dreyfus Family of Funds
P.O. Box 55263, Boston, MA 02205-8501

Wire Call a financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

Dreyfus TeleTransfer Call a financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

Check Call a financial representative to request your transaction. A check will be sent to the address of record.

Wire Visit www.dreyfus.com to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

Dreyfus TeleTransfer Visit www.dreyfus.com to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

Check Visit www.dreyfus.com to request your transaction. A check will be sent to the address of record.

Dreyfus Automatic Withdrawal Plan Call a financial representative to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $10,000 or more.

For information and other assistance, call toll free in the U.S. 1-800-645-6561
Outside the U.S. 516-794-5452

Make checks payable to:
The Dreyfus Family of Funds

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Electronic check numbers

Dreyfus Money Market Reserves	"480" – Class R shares "479" – Investor shares

Dreyfus U.S. Treasury Reserves	"489" – Class R shares "490" – Investor shares

Dreyfus Municipal Reserves	"485" – Class R shares "486" – Investor shares

_________________

INSTRUCTIONS FOR IRAS

TO OPEN AN ACCOUNT

[ICON]   In Writing

Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

Mail your application and a check to:
The Dreyfus Trust Company, Custodian
P.O. Box 55552, Boston, MA 02205-8568

[ICON]   By Telephone

_________________

[ICON]   Automatically

_________________

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail the slip and the check to:

The Dreyfus Trust Company, Custodian
P.O. Box 55552, Boston, MA 02205-8568

Wire Have your bank send your investment to Mellon Trust of New England, N.A., with these instructions:

•	ABA# 011001234
•	Dreyfus Money Market Reserves DDA# 043435
•	Dreyfus U.S. Treasury Reserves
•	DDA# 043435
•	Dreyfus Municipal Reserves
•	DDA# 043508
•	the share class
•	your account number
•	name of investor
•	the contribution year
•	dealer number if applicable

Electronic check Same as wire, but before your 14-digit account number insert the appropriate number as shown below.

All services Call a financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials. All contributions will count as current year.

TO SELL SHARES

Write a redemption check* or write a letter of instruction that includes:
•	your name and signature
•	your account number and fund name
•	the share class
•	the dollar amount you want to sell
•	how and where to send the proceeds
•	whether the distribution is qualified or premature
•	whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required (see "Account Policies—Selling shares").

Mail in your request (See "To Open an Account" at left).

*A redemption check written for a qualified distribution is not subject to TEFRA.

The Dreyfus Trust Company, Custodian
P.O. Box 55552, Boston, MA 02205-8568

_________________

Systematic Withdrawal Plan Call us to request instructions to establish the plan.

For information and other assistance, call toll free in the U.S. 1-800-645-6561
Outside the U.S. 516-794-5452

Make checks payable to:
The Dreyfus Trust Company, Custodian.

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Electronic check numbers

Dreyfus Money Market Reserves	"480" – Class R shares "479" – Investor shares

Dreyfus U.S. Treasury Reserves	"489" – Class R shares "490" – Investor shares

Dreyfus Municipal Reserves	"485" – Class R shares "486" – Investor shares

FOR MORE INFORMATION

Dreyfus Money Market Reserves
Dreyfus U.S. Treasury Reserves
Dreyfus Municipal Reserves
Series of The Dreyfus/Laurel Funds, Inc.
SEC file number: 811-5270

More information on these funds is available free upon request, including the following:

Annual/Semiannual Report

Describes each fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year. The funds' most recent annual and semiannual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about a fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Each fund will disclose its complete schedule of portfolio holdings, as reported on a month-end basis, at www.dreyfus.com, under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings. The information will be posted with a one-month lag and will remain accessible until the fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current. In addition, fifteen days following the end of each calendar quarter, each fund will publicly disclose at www.dreyfus.com its complete schedule of portfolio holdings as of the end of such quarter.

A complete description of the funds' policies and procedures with respect to the disclosure of the funds' portfolio securities is available in the funds' SAI.

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To obtain information:

By telephone
Call your financial representative or 1-800-645-6561

By mail Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

By E-mail Send your request to info@dreyfus.com

On the Internet Text-only versions of certain fund documents can be viewed online or downloaded from:

SEC http://www.sec.gov
Dreyfus http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2007 MBSC Securities Corporation

THE DREYFUS/LAUREL FUNDS, INC.
Dreyfus Money Market Reserves
Dreyfus U.S. Treasury Reserves
Dreyfus Municipal Reserves

STATEMENT OF ADDITIONAL INFORMATION
JULY 2, 2007

          This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus, dated July 2, 2007, for Class R and Investor shares of each of Dreyfus Money Market Reserves ("Money Market Reserves"), Dreyfus U.S. Treasury Reserves ("U.S. Treasury Reserves"), and Dreyfus Municipal Reserves ("Municipal Reserves") (each, a "Fund", collectively, the "Funds"), or for BASIC shares or Class B shares of Municipal Reserves, as such Prospectus may be revised from time to time. The Funds are separate, diversified portfolios of The Dreyfus/Laurel Funds, Inc. (the "Company"), an open-end management investment company, known as a mutual fund, that is registered with the Securities and Exchange Commission ("SEC").

          To obtain a copy of a Fund's Prospectus for Class R and Investor shares, or for BASIC shares or Class B shares of Municipal Reserves, please contact your financial adviser, or write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, visit www.dreyfus.com, or call one of the following numbers:

Call Toll Free 1-800-645-6561 In New York City — Call 1-718-895-1206 Outside the U.S. — Call 516-794-5452

          The financial statements for the fiscal year ended October 31, 2006, including, notes to the financial statements and supplementary information and the Report of the Independent Registered Public Accounting Firm, are included in each Fund's Annual Report to shareholders. A copy of each Fund's Annual Report accompanies this Statement of Additional Information. The financial statements included in the Annual Reports, and the Report of the Independent Registered Public Accounting Firm thereon contained therein, and related notes, are incorporated herein by reference.

TABLE OF CONTENTS

Page

Description Of The Funds/Company	B-3
Management Of The Funds/Company	B-19
Management Arrangements	B-27
How To Buy Shares	B-30
Distribution Plan And Shareholder Services Plan	B-34
How To Redeem Shares	B-36
Shareholder Services	B-40
Determination Of Net Asset Value	B-44
Dividends, Other Distributions And Taxes	B-45
Portfolio Transactions	B-49
Information About The Funds/Company	B-53
Counsel And Independent Registered Public Accounting Firm	B-54
Appendix A	B-55
Appendix B	B-57

DESCRIPTION OF THE FUNDS/COMPANY

          The Company is a Maryland corporation formed on August 6, 1987. The Company is an open-end management investment company comprised of separate portfolios, including the Funds, each of which is treated as a separate Fund.

          Each Fund expects to maintain, but does not guarantee, a net asset value ("NAV") of $1.00 per share. To do so, each Fund uses the amortized cost method of valuing its securities pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), which Rule includes various maturity, quality and diversification requirements, certain of which are summarized as follows. In accordance with Rule 2a-7, each Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less and invest only in U.S. dollar-denominated securities with remaining maturities of 397 days or less and which are determined to be of high quality with minimal credit risk in accordance with procedures adopted by the Company's Board of Directors (the "Board" or "Directors" and "Board of Directors"). In determining whether a security is of high quality with minimal credit risk, The Dreyfus Corporation ("Dreyfus") must consider whether the security is rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations or determined to be of comparable quality by Dreyfus in accordance with requirements of these procedures. These procedures are reasonably designed to assure that the prices determined by the amortized cost valuation will approximate the current market value of each Fund's securities. Each Fund is diversified, which means that, with respect to 75% of its total assets, a Fund will not invest more than 5% of its assets in the securities of any single issuer. In addition, in accordance with Rule 2a-7, each Fund generally will not invest more than 5% of its assets in the securities of any one issuer.

          Dreyfus serves as each Fund's investment adviser.

          MBSC Securities Corporation (the "Distributor") is the distributor of the Funds' shares.

Certain Portfolio Securities

          The following information regarding the securities that a Fund may purchase supplements, where indicated, that found in the relevant Fund Prospectus.

          Municipal Securities (Municipal Reserves). Municipal securities are obligations issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, and instrumentalities, the interest from which is, in the opinion of bond counsel, exempt from regular Federal income tax. The municipal securities in which Municipal Reserves will invest are limited to those obligations which at the time of purchase: (i) are backed by the full faith and credit of the United States, (ii) are rated in the two highest short-term rating categories by at least two nationally recognized statistical rating organizations (or by one organization if only one organization has rated the security), (iii) if not rated, are obligations of an issuer whose other outstanding short-term debt obligations are so rated, or (iv) if not rated, are of comparable quality, as determined by Dreyfus under procedures established by the Board of Directors.

          The average distribution of investments (at value) in municipal securities by ratings for the fiscal year ended October 31, 2006, computed on a monthly basis, for Municipal Reserves was as follows:

Fitch Ratings ("Fitch")	or	Moody's Investors Service, Inc. ("Moody's")	or	Standard & Poor's Ratings Services ("S&P")	Percentage of Value
F1+/F1	VMIG 1/MIG 1, P-1	SP-1+/SP-1, A-1+/A-1	94.3%
AAA/AA/A	Aaa/Aa/A	AAA/AA/A	3.9%
Not Rated	Not Rated	Not Rated	1.8%*
100.0%

100.0%

_________________

*	Included in the Not Rated category are securities which, while not rated have been determined by Dreyfus to be of comparable quality to securities in the F1+/F1 or VMIG 1/MIG 1/P1 or SP-1+/SP-1/A-1+/A-1 rating categories.

          The actual distribution of Municipal Reserve's municipal securities by ratings on any given date will vary. In addition, the distribution of Municipal Reserve's investments by rating as set forth above should not be considered as representative of the Municipal Reserve's future portfolio composition.

          The municipal securities in which Municipal Reserves may invest include municipal notes, short-term municipal bonds and municipal leases. Municipal notes are generally used to provide for the issuer's short-term capital needs and generally have maturities of one year or less. Examples include tax anticipation and revenue anticipation notes which generally are issued in anticipation of various seasonal revenues, bond anticipation notes, construction loan notes and tax-exempt commercial paper. Short-term municipal bonds may include "general obligation bonds," which are secured by the issuer's pledge of its faith, credit and taxing power for payment of principal and interest, "revenue bonds," which are generally paid from the revenues of a particular facility or a specific excise or other source, "industrial revenue bonds," which are issued by or on behalf of public authorities to provide funding for various privately operated industrial and commercial facilities, and "private activity bonds." Municipal Reserves currently will not purchase municipal securities, including certain industrial development bonds and bonds issued after August 7, 1986 to finance "private activities," the interest on which may constitute a "tax preference item" for purposes of the Federal alternative minimum tax, even though the interest will continue to be fully tax-exempt for Federal income tax purposes.

          "Municipal leases," which may take the form of a lease or an installment purchase or conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. To reduce these risks, Municipal Reserves will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional irrevocable letter of credit or guarantee of a bank.

          Municipal Reserves proposes to purchase municipal lease obligations principally from banks, equipment vendors or other parties that have entered into an agreement with Municipal Reserves providing that such party will remarket the municipal lease obligations on certain conditions (described below) within seven days after demand by Municipal Reserves. (Such agreements are referred to as "remarketing agreements" and the party that agrees to remarket or repurchase a municipal lease obligation is referred to as a "remarketing party.") The agreement will provide for a remarketing price equal to the principal balance on the obligation as determined pursuant to the terms of the remarketing agreement as of the repurchase date (plus accrued interest). The Funds' investment adviser, Dreyfus, anticipates that, in most cases, the remarketing agreement will also provide for the seller of the municipal lease obligation or the remarketing party to service it for a servicing fee. The conditions to Municipal Reserves right to require the remarketing party to purchase or remarket the obligation are that Municipal Reserves must certify at the time of remarketing that (1) payments of principal and interest under the municipal lease obligation are current and Municipal Reserves has no knowledge of any default thereunder by the governmental issuer, (2) such remarketing is necessary in the sole opinion of a designated officer of Municipal Reserves to meet the Fund's liquidity needs, and (3) the governmental issuer has not notified Municipal Reserves of termination of the underlying lease.

          The remarketing agreement described above requires the remarketing party to purchase (or market to a third party) municipal lease obligations of Municipal Reserves under certain conditions to provide liquidity if share redemptions of Municipal Reserves exceed purchases of Municipal Reserves shares. Municipal Reserves will only enter into remarketing agreements with banks, equipment vendors or other responsible parties (such as insurance companies, broker-dealers and other financial institutions) that in Dreyfus' opinion are capable of meeting their obligations to the Fund. Dreyfus will regularly monitor the ability of remarketing parties to meet their obligations to Municipal Reserves. Municipal Reserves will enter into remarketing agreements covering at least 75% of the principal amount of the municipal lease obligations in its portfolio. Municipal Reserves will not enter into remarketing agreements with any one remarketing party in excess of 5% of its total assets. Remarketing agreements with broker-dealers may require an exemptive order under the 1940 Act. Municipal Reserves will not enter into such agreements with broker-dealers prior to the issuance of such an order or interpretation of the SEC that such an order is not required. There can be no assurance that such an order or interpretation will be granted.

          The "remarketing" feature of the agreement entitles the remarketing party to attempt to resell the municipal lease obligation within seven days after demand from the Fund; however, the remarketing party will be obligated to repurchase the obligation for its own account at the end of the seven-day period if such obligation has not been resold. The remarketing agreement will often be entered into with the party who has sold a municipal lease obligation to Municipal Reserves, but remarketing agreements may also be entered into with a separate remarketing party of the same type that meets the credit and other criteria listed above. Up to 25% of the municipal lease obligations held by Municipal Reserves may not be covered by remarketing agreements. Municipal Reserves, however, will not invest in municipal lease obligations that are not subject to remarketing agreements if, as a result of such investment, more than 10% of its total assets would be invested in illiquid securities such as (1) municipal lease obligations not subject to remarketing agreements and not deemed by Dreyfus at the time of purchase to be at least of comparable quality to rated municipal debt obligations, or (2) other illiquid assets such as securities restricted as to resale under federal or state securities laws. For purposes of the preceding sentence, a municipal lease obligation that is backed by an irrevocable bank letter of credit or an insurance policy, issued by a bank or issuer deemed by Dreyfus to be of high quality and minimal credit risk, will not be deemed to be "illiquid" solely because the underlying municipal lease obligation is unrated, if Dreyfus determines that such municipal lease obligation is readily marketable because it is backed by such letter of credit or insurance policy.

          As used within this section, high quality means that the municipal lease obligation meets all of the following criteria: (1) the underlying equipment is for an essential governmental function; (2) the municipality has a documented history of stable financial operations and timely payments of principal and interest on its municipal debt or lease obligation; (3) the lease/purchase agreement contains proper terms and conditions to protect against non-appropriation, substitution of equipment and other more general risks associated with the purchase of securities; (4) the equipment underlying the lease was leased in a proper and legal manner; and (5) the equipment underlying the lease was leased from a reputable equipment vendor. A letter of credit or insurance policy would generally provide that the issuer of the letter of credit or insurance policy would pay the outstanding principal balance of the municipal lease obligations plus any accrued but unpaid interest upon non-appropriation or default by the governmental lessee. However, the terms of each letter of credit or insurance policy may vary significantly and would affect the degree to which such protections increase the liquidity of a particular municipal lease obligation.

          Municipal Reserves may invest more than 25% of its assets in industrial development bonds, in participation interests therein issued by banks, and in municipal securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. A participation interest gives Municipal Reserves an undivided interest in a municipal bond owned by a bank and generally is backed by the bank's irrevocable letter of credit or guarantee.

          When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the issuing entity and a security is backed only by the assets or revenues of the entity, the entity will be deemed to be the sole issuer of the security. Similarly, in the case of an industrial development bond backed only by the assets or revenues of the non-governmental user, the non-governmental user will be deemed to be the sole issuer of the bond.

          Municipal Reserves will invest in securities, including the foregoing types of securities, only if the investments are of a type which would satisfy the requirements of Rule 2a-7 promulgated under the 1940 Act and only to the extent permitted by Municipal Reserves' investment limitations. Accordingly, if the creating agency, authority, instrumentality or other political subdivision or some other entity, such as an insurance company or other corporate obligor, guarantees a security purchased by Municipal Reserves or a bank issues a letter of credit in support of a security purchased by Municipal Reserves, it will not purchase any security which, as to 75% of the value of all securities held, it would result in the value of all securities issued or guaranteed by a single guarantor or issuer of letters of credit exceeding 10% of the total value of the Fund's assets.

          Yields on municipal securities are dependent on a variety of factors, including the general conditions of the money market and of the municipal bond and municipal note markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. The achievement of the investment objective of Municipal Reserves is dependent in part on the continuing ability of the issuers of municipal securities in which the Fund invests to meet their obligations for the payment of principal and interest when due. Municipal securities historically have not been subject to registration with the SEC, although there have been proposals which would require registration in the future.

          Obligations of issuers of municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress or state legislatures, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.

          Derivative Products (Municipal Reserves). The Fund may purchase various derivative products whose value is tied to underlying municipal securities. The Fund will purchase only those derivative products that are consistent with its investment objective and policies and comply with the quality, maturity and diversification standards of Rule 2a-7. The principal types of derivative products are briefly described below.

          (1) Tax Exempt Participation Interests. Tax exempt participation interests (such as industrial development bonds and municipal lease/purchase agreements) give the Fund an undivided interest in a municipal security in the proportion that the Fund's participation interest bears to the total principal amount of the municipal security. Participation interests may have fixed, floating or variable rates of interest, and are frequently backed by an irrevocable letter of credit or guarantee of a bank. See "Variable Rate Obligations" and "Floating Rate Securities".

          (2) Tender Option Bonds. Tender option bonds grant the holder an option to tender an underlying municipal security at par plus accrued interest at specified intervals to a financial institution that acts as a liquidity provider. The holder of a tender option bond effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. See "Tender Option Bonds".

          (3) Custodial Receipts. In a typical custodial receipt arrangement, an issuer of a municipal security deposits it with a custodian in exchange for two classes of custodial receipts. One class has the characteristics of a typical auction rate security, where at specified intervals its interest rate is adjusted and ownership changes. The other class's interest rate also is adjusted, but inversely to changes in the interest rate of the first class. See "Custodial Receipts".

          (4) Structured Notes. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, therefore, may not have an active trading market. When the Fund purchases a structured note, it will make a payment of principal to the counterparty. Some structured notes have a guaranteed repayment of principal while others place a portion (or all) of the principal at risk. The possibility of default by the counterparty or its credit provider may be greater for structured notes than for other types of money market instruments.

          Variable Rate Obligations (Money Market Reserves and Municipal Reserves). The interest rates payable on certain securities, including municipal leases, in which the Funds may invest, called "variable rate" obligations, are not fixed and may fluctuate based upon changes in market rates. The interest rate payable on a variable rate security is adjusted at predesignated periodic intervals. Other features may include the right whereby the Funds may demand prepayment of the principal amount of the obligation prior to its stated maturity and the right of the issuer to prepay the principal amount prior to maturity. The main benefit of variable rate securities is that the interest rate adjustment minimizes changes in the market value of the obligation. As a result, the purchase of variable rate securities enhances the ability of the Funds to maintain a stable NAV per share and to sell an obligation prior to maturity at a price approximating the full principal amount of the obligation. The payment of principal and interest by issuers of certain securities purchased may be guaranteed by letters of credit or other credit facilities offered by banks or other financial institutions. Such guarantees will be considered in determining whether a security meets a Fund's investment quality requirements.

          Variable rate obligations purchased by a Fund may include participation interests, including those in industrial development bonds, purchased from banks, insurance companies or other financial institutions, and variable rate obligations that are backed by irrevocable letters of credit or guarantees of banks. The Funds can exercise the right, on not more than thirty days' notice, to sell such an instrument back to the bank from which it purchased the instrument and draw on the letter of credit for all or any part of the principal amount of a Fund's participation interest in the instrument, plus accrued interest, but will do so only (i) as required to provide liquidity to the Funds, (ii) to maintain a high quality investment portfolio, or (iii) upon a default under the terms of the demand instrument. Banks and other financial institutions retain portions of the interest paid on such variable rate obligations as their fees for servicing such instruments and the issuance of related letters of credit, guarantees and repurchase commitments. Dreyfus will monitor the pricing, quality and liquidity of variable rate demand obligations and participation interests therein held by the Funds on the basis of published financial information, rating agency reports and other research services.

          Variable Amount Master Demand Notes (Money Market Reserves). The Fund may invest in variable amount master demand notes. Variable amount master demand notes are unsecured obligations that are redeemable upon demand and are typically unrated. These instruments are issued pursuant to written agreements between their issuers and holders. The agreements permit the holders to increase (subject to an agreed maximum) and the holders and issuers to decrease the principal amount of the notes, and specify that the rate of interest payable on the principal fluctuates according to an agreed-upon formula. If an issuer of a variable amount master demand note were to default on its payment obligation, the Fund might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default. The Fund will invest in variable amount master demand notes issued only by entities that Dreyfus considers creditworthy.

          Floating Rate Securities (Money Market Reserves and Municipal Reserves). These Funds may invest in floating rate securities. A floating rate security provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. Interest rates on these securities are ordinarily tied to, and are a percentage of, a widely recognized interest rate, such as the yield on 90-day U.S. Treasury bills or the prime rate of a specified bank. These rates may change as often as twice daily. Generally, changes in interest rates will have a smaller effect on the market value of floating rate securities than on the market value of comparable fixed income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities.

          Tender Option Bonds (Municipal Reserves). The Fund may invest in tender option bonds. A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. Dreyfus, on behalf of the Fund, will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal security, of any custodian and the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal securities and for other reasons. The Fund will not invest more than 10% of the value of its net assets in illiquid securities, which would include tender option bonds for which the required notice to exercise the tender feature is more than seven days if there is no secondary market available for these obligations.

          Custodial Receipts (Municipal Reserves). The Fund may purchase securities, frequently referred to as "custodial receipts", representing the right to receive future principal and interest payments on municipal securities underlying such receipts. A number of different arrangements are possible. In a typical custodial receipt arrangement, an issuer or a third party owner of a municipal security deposits such obligation with a custodian in exchange for two or more classes of receipts. The class of receipts that the Fund may purchase has the characteristics of a typical tender option security backed by a conditional "put", which provides the holder with the equivalent of a short-term variable rate note. At specified intervals, the interest rate for such securities is reset by the remarketing agent in order to cause the securities to be sold at par through a remarketing mechanism. If the remarketing mechanism does not result in a sale, the conditional put can be exercised. In either event, the holder is entitled to full principal and accrued interest to the date of the tender or exercise of the "put". The "put" may be terminable in the event of a default in payment of principal or interest on the underlying municipal security and for other reasons. Before purchasing such security, Dreyfus is required to make certain determinations with respect to the likelihood of, and the ability to monitor, the occurrence of the conditions that would result in the put not being exercisable. The interest rate for these receipts generally is expected to be below the coupon rate of the underlying municipal securities and generally is at a level comparable to that of a municipal security of similar quality and having a maturity equal to the period between interest rate readjustments. These custodial receipts are sold in private placements. The Fund also may purchase directly from issuers, and not in a private placement, municipal securities having the characteristics similar to the custodial receipts in which the Fund may invest.

          Bank Instruments (Money Market Reserves and Municipal Reserves). These Funds may purchase bank instruments. Bank instruments consist mainly of certificates of deposit, time deposits and bankers' acceptances.

          ECDs, ETDs and Yankee CDs (Money Market Reserves and Municipal Reserves). These Funds may purchase Eurodollar certificates of deposit ("ECDs"), which are U.S. dollar-denominated certificates of deposit issued by foreign branches of domestic banks, Eurodollar time deposits ("ETDs"), which are U.S. dollar-denominated deposits in a foreign branch of a domestic bank or a foreign bank, and Yankee-Dollar certificates of deposit ("Yankee CDs") which are certificates of deposit issued by a domestic branch of a foreign bank denominated in U.S. dollars and held in the United States. ECDs, ETDs, and Yankee CDs are subject to somewhat different risks than domestic obligations of domestic banks. See "Foreign Securities."

          Eurodollar Bonds and Notes (Money Market Reserves). The Fund may invest in Eurodollar bonds and notes. Eurodollar bonds and notes are obligations which pay principal and interest in U.S. dollars held in banks outside the United States, primarily in Europe. Investments in Eurodollar bonds and notes involve risks that differ from investments in securities of domestic issuers. See "Foreign Securities."

          Corporate Obligations (Money Market Reserves and Municipal Reserves). These Funds may invest in corporate obligations that have received a short-term rating from Moody's, S&P or Fitch in one of the two highest short-term rating categories, or that have been issued by an issuer that has received a short-term rating from Moody's, S&P or Fitch in one of the two highest short-term ratings categories with respect to a class of debt obligations that is comparable in priority and security with the obligation in which the Fund invests. These Funds may also invest in unrated corporate obligations that are of comparable quality to the foregoing obligations, as determined by Dreyfus. A Fund will dispose in a prudent and orderly fashion of bonds whose ratings drop below these minimum ratings.

          Government Obligations (All Funds). Each Fund may invest in a variety of U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance: (a) U.S. Treasury bills have a maturity of one year or less, (b) U.S. Treasury notes have maturities of one to ten years, and (c) U.S. Treasury bonds generally have maturities of greater than ten years.

          In addition to U.S. Treasury obligations, Money Market Reserves and Municipal Reserves may invest in obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are supported by any of the following: (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) the discretionary authority of the U.S. Treasury to lend to such Government agency or instrumentality, or (d) the credit of the instrumentality. (Examples of agencies and instrumentalities are: Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Inter-American Development Bank, Asian-American Development Bank, Student Loan Marketing Association, International Bank for Reconstruction and Development, Small Business Administration and Fannie Mae). No assurance can be given that the U.S. Government will provide financial support to the agencies or instrumentalities described in (b), (c) and (d) in the future, other than as set forth above, since it is not obligated to do so by law.

          Repurchase Agreements (All Funds). Each Fund may enter into repurchase agreements with U.S. Government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with such other brokers or dealers that meet the respective Fund's credit guidelines. This technique offers a method of earning income on idle cash. In a repurchase agreement, a Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. A Fund's resale price will be in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security. Repurchase agreements may also be viewed as a collateralized loan of money by a Fund to the seller. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will a Fund invest in repurchase agreements for more than one year. A Fund will always receive as collateral securities whose market value including accrued interest is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Fund in each agreement, including interest, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. If the seller defaults, a Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of a security which is the subject of a repurchase agreement, realization upon the collateral by the Fund may be delayed or limited. Each Fund seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligors under repurchase agreements, in accordance with the Fund's credit guidelines.

          Each Fund may engage in repurchase agreement transactions that are collateralized by U.S. Treasury bills, notes or bonds, or U.S. Government Agency securities (which are deemed to be "collateralized fully" under the 1940 Act) or, for Money Market Reserves, collateralized by securities other than U.S. Treasury or Government Agency securities, such as corporate bonds, asset-backed securities and privately-issued mortgage-related securities, of investment grade or below investment grade credit quality ("credit collateral"). Transactions that are collateralized fully enable the Fund to look to the collateral for diversification purposes under the 1940 Act. Conversely, transactions secured with credit collateral require the Fund to look to the counterparty to the repurchase agreement for determining diversification. Because credit collateral is subject to certain credit and liquidity risks that U.S. Treasury and Government Agency securities are not subject to, the amount of collateral posted in excess of the principal value of the repurchase agreement is expected to be higher in the case of repurchase agreements secured with credit collateral compared to repurchase agreements secured with U.S. Treasury or Government Agency securities. Fixed income securities rated Baa/BBB or higher by Moody's, S&P, or Fitch are known as investment grade bonds. Investment grade and below investment grade bonds involve degrees of credit risks, which relates to the likelihood that the bond issuer will pay interest and repay principal on a timely basis. Fixed income securities rated Ba/BB or lower by Moody's, S&P, and Fitch are regarded as below investment grade (i.e., "junk" bonds) and are considered speculative in terms of the issuer's creditworthiness.

          Commercial Paper (Money Market Reserves and Municipal Reserves). These Funds may invest in commercial paper. These instruments are short-term obligations issued by banks and corporations that have maturities ranging from two to 270 days. Each instrument may be backed only by the credit of the issuer or may be backed by some form of credit enhancement, typically in the form of a guarantee by a commercial bank. Commercial paper backed by guarantees of foreign banks may involve additional risk due to the difficulty of obtaining and enforcing judgments against such banks and the generally less restrictive regulations to which such banks are subject. Money Market Reserves and Municipal Reserves will only invest in commercial paper of U.S. and foreign companies rated at the time of purchase at least A-1 by S&P, Prime-1 by Moody's or F1 by Fitch or determined by Dreyfus to be of comparable quality.

          Foreign Securities (Money Market Reserves and Municipal Reserves). These Funds may purchase U.S. dollar-denominated securities of foreign issuers and may invest in obligations of foreign branches of domestic banks and domestic branches of foreign banks. Investment in foreign securities presents certain risks, including those resulting from adverse political and economic developments and the possible imposition of foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers. Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers. In addition, with respect to certain foreign countries, there is the possibility of expropriation, confiscatory taxation and limitations on the use or removal of funds or other assets of a Fund, including withholding of dividends. Foreign securities may be subject to foreign government taxes that would reduce the yield on such securities.

          Illiquid Securities (All Funds). Each Fund may invest up to 10% of the value of its net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation (irrespective of any legal or contractual restrictions on resale). A Fund may invest in commercial obligations issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended ("Section 4(2) paper"). A Fund may also purchase securities that are not registered under the Securities Act of 1933, as amended, but that can be sold to qualified institutional buyers in accordance with Rule 144A under that Act ("Rule 144A securities"). Liquidity determinations with respect to Section 4(2) paper and Rule 144A securities will be made by the Board of Directors or by Dreyfus pursuant to guidelines established by the Board of Directors. The Board or Dreyfus will consider availability of reliable price information and other relevant information in making such determinations. Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors, such as the Funds, that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be pursuant to registration or an exemption therefrom. Section 4(2) paper normally is resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold to other qualified institutional buyers. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the percentage limitation on investment in illiquid securities. The ability to sell Rule 144A securities to qualified institutional buyers is a recent development and it is not possible to predict how this market will mature. Investing in Rule 144A securities could have the effect of increasing the level of Fund illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

          Credit Enhancements (Money Market Reserves and Municipal Reserves). Certain instruments in which these Funds may invest, including floating rate securities, variable amount master demand notes and variable rate obligations, may be backed by letters of credit or insured or guaranteed by financial institutions, such as banks, or insurance companies, whose credit quality ratings are judged by Dreyfus to be comparable in quality to the two highest quality ratings of Moody's, S&P, or Fitch. Changes in the credit quality of banks and other financial institutions that provide such credit or liquidity enhancements to a Fund's portfolio securities could cause losses to the Fund and affect its share price.

          Asset-Backed Securities (Money Market Reserves). The Fund may purchase asset-backed securities, which are securities issued by special purpose entities whose primary assets consist of a pool of mortgages, loans, receivables or other assets. Payment of principal and interest may depend largely on the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other forms of credit or liquidity enhancements. The value of these asset-backed securities also may be affected by the creditworthiness of the servicing agent for the pool of assets, the originator of the loans or receivables or the financial institution providing the credit support.

Investment Techniques

          In addition to the principal investment strategies discussed in the relevant Fund Prospectus, the Funds also may engage in the investment techniques described below. A Fund might not use, or may not have the ability to use, any of these strategies and there can be no assurance that any strategy that is used will succeed. The use of certain of these investment techniques by Municipal Reserves may give rise to taxable income.

          Borrowing (All Funds). Each Fund is permitted to borrow in or amount up to 33?% of the value of its total assets. Each Fund, however, is authorized currently, within specified limits, to borrow money for temporary administrative purposes and to pledge its assets in connection with such borrowings.

          When-Issued Securities and Delayed Delivery Transactions (All Funds). New issues of U.S. Treasury and Government securities are often offered on a "when-issued" basis. This means that delivery and payment for the securities normally will take place approximately 7 to 45 days after the date the buyer commits to purchase them. The payment obligation and the interest rate that will be received on securities purchased on a "when-issued" basis are each fixed at the time the buyer enters into the commitment. Each Fund will make commitments to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities or dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy. A Fund will segregate permissible assets at least equal at all times to the amount of the Fund's when-issued and delayed-delivery purchase commitments.

          Securities purchased on a "when-issued" basis and the securities held by each Fund are subject to changes in market value based upon the public's perception of changes in the level of interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, if in order to achieve higher interest income each Fund remains substantially fully invested at the same time that it has purchased securities on a "when-issued" basis, there will be a greater possibility of fluctuation in the Fund's NAV.

          When payment for "when-issued" securities is due, each Fund will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities and/or, although it would not normally expect to do so, from the sale of the "when-issued" securities themselves (which may have a market value greater or less than the Fund's payment obligation). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are subject to federal income taxes.

          To secure advantageous prices or yields, a Fund may purchase or sell securities for delayed delivery. In such transactions, delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by a Fund prior to the actual delivery or payment by the other party to the transaction. The purchase of securities on a delayed delivery basis involves the risk that the value of the securities purchased will decline prior to the settlement date. The sale of securities for delayed delivery involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction. The Funds will establish a segregated account consisting of cash, U.S. Government securities or other high-grade debt obligations in an amount at least equal at all times to the amounts of its delayed delivery commitments.

          Stand-by Commitments (Municipal Reserves). Municipal Reserves may purchase municipal securities together with the right to resell them to the seller or to some third party at an agreed-upon price or yield within specified periods prior to their maturity dates. The right to resell is commonly known as a "stand-by commitment," and the aggregate price which Municipal Reserves pays for securities with a stand-by commitment may be higher than the price which otherwise would be paid. The primary purpose of this practice is to permit Municipal Reserves to be as fully invested as practicable in municipal securities while preserving the necessary flexibility and liquidity to meet unanticipated redemptions. In this regard, Municipal Reserves acquires stand-by commitments solely to facilitate portfolio liquidity and does not exercise its rights thereunder for trading purposes. In connection with stand-by commitments, Municipal Reserves will segregate on its records permissible liquid assets of the Fund in an amount at least equal to the commitments. On delivery dates under the commitments, Municipal Reserves will meet its obligations from maturing securities, sales of securities held in a separate account or other available sources of cash. Since the value of a stand-by commitment is dependent on the ability of the stand-by commitment writer to meet its obligation to repurchase, the policy of Municipal Reserves is to enter into stand-by commitment transactions only with municipal securities dealers which are determined to present minimal credit risks as determined by Dreyfus.

          The acquisition of a stand-by commitment does not affect the valuation or maturity of the underlying municipal securities which continue to be valued in accordance with the amortized cost method. Stand-by commitments acquired by Municipal Reserves are valued at zero in determining NAV. When Municipal Reserves pays directly or indirectly for a stand-by commitment its cost is reflected as unrealized depreciation for the period during which the commitment is held. Stand-by commitments do not affect the average weighted maturity of the Fund's portfolio of securities.

          Stand-by commitments may involve certain expenses and risks, including the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, non-marketability of the commitment, and differences between the maturity of the commitment.

          Loans of Fund Securities (Money Market Reserves and Municipal Reserves). These Funds may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. A Fund continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities, which affords the Fund an opportunity to earn interest on the amount of the loan and on the loaned securities' collateral. Loans of portfolio securities may not exceed 33?% of the value of a Fund's total assets (including the value of all assets received as collateral for the loan). The Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. These loans are terminable by a Fund at any time upon specified notice. A Fund might experience loss if the institution to which it has lent its securities fails financially or breaches its agreement with the Fund. In addition, it is anticipated that a Fund may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan. In determining whether to lend securities, a Fund considers all relevant factors and circumstances including the creditworthiness of the borrower. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. A Fund will minimize this risk by limiting the investment of cash collateral to repurchase agreements or other high quality instruments with short maturities.

          Reverse Repurchase Agreements (Money Market Reserves and Municipal Reserves). These Funds may enter into reverse repurchase agreements to meet redemption requests where the liquidation of Fund securities is deemed by Dreyfus to be disadvantageous. Under a reverse repurchase agreement, a Fund: (1) transfers possession of Fund securities to a bank or broker-dealer in return for cash in an amount equal to a percentage of the securities' market value; and (2) agrees to repurchase the securities at a future date by repaying the cash with interest. A Fund retains record ownership of the security involved including the right to receive interest and principal payments. The Fund will segregate permissible liquid assets at least equal to the aggregate amount of its reverse repurchase obligations, plus accrued interest, in certain cases, in accordance with releases promulgated by the SEC. The SEC views reverse repurchase transactions as collateralized borrowings by the Fund. Except for these transactions, borrowings by a Fund generally will be unsecured. These transactions may increase the risk of potential fluctuations in the market value of the Fund's assets. In addition, interest costs on the cash received may exceed the return on the securities purchased.

          Master/Feeder Option. The Company may in the future seek to achieve any Fund's investment objective by investing all of the Fund's net investable assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. Shareholders of a Fund will be given at least 30 days' prior notice of any such investment. Such investment would be made only if the Board of Directors determines it to be in the best interest of a Fund and its shareholders. In making that determination, the Board of Directors will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiency. Although the Funds believe that the Board of Directors will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will be materially reduced if this option is implemented.

          Certain Investments. From time to time, to the extent consistent with its investment objective, policies and restrictions, each Fund may invest in securities of companies with which Mellon Bank, N.A. ("Mellon Bank"), an affiliate of Dreyfus, has a lending relationship.

          Simultaneous Investments. Investment decisions for a Fund are made independently from those of the other investment companies advised by Dreyfus. If, however, such other investment companies desire to invest in, or dispose of, the same securities as a Fund, available investments or opportunities for sales will be allocated equitably to each investment company. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by a Fund or the price paid or received by a Fund.

          General. Each Fund attempts to increase yields by trading to take advantage of short-term market variations. This policy is expected to result in high portfolio turnover but should not adversely affect the Funds since the Funds usually do not pay brokerage commissions when purchasing short-term obligations. The value of the portfolio securities held by a Fund will vary inversely to changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security was purchased at face value and held to maturity, no gain or loss would be realized.

Investment Restrictions

          Fundamental. The following limitations have been adopted by each Fund. A Fund may not change any of these fundamental investment limitations without the consent of: (a) 67% or more of the shares present at a meeting of shareholders duly called if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding shares of the Fund, whichever is less. Municipal Reserves has adopted a fundamental policy to invest, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in tax-exempt securities (or other instruments with similar economic characteristics). None of the Funds may:

          1. Purchase any securities which would cause more than 25% of the value of a Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry. (For purposes of this limitation, U.S. Government securities, and state or municipal governments and their political subdivisions are not considered members of any industry. In addition, this limitation does not apply to investments in domestic banks, including U.S. branches of foreign banks and foreign branches of U.S. banks.)

          2. Borrow money or issue senior securities as defined in the 1940 Act except that (a) a Fund may borrow money in an amount not exceeding one-third of the Fund's total assets at the time of such borrowings, and (b) a Fund may issue multiple classes of shares. The purchase or sale of futures contracts and related options shall not be considered to involve the borrowing of money or issuance of senior securities.

           3. Purchase with respect to 75% of a Fund's total assets securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, (a) more than 5% of a Fund's total assets would be invested in the securities of that issuer, or (b) a Fund would hold more than 10% of the outstanding voting securities of that issuer.

           4. Make loans or lend securities, if as a result thereof more than one-third of the Fund's total assets would be subject to all such loans. For purposes of this limitation debt instruments and repurchase agreements shall not be treated as loans.

           5. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate, including mortgage loans, or securities of companies that engage in real estate business or invest or deal in real estate or interests therein).

           6. Underwrite securities issued by any other person, except to the extent that the purchase of securities and later disposition of such securities in accordance with the Fund's investment program may be deemed an underwriting.

          7. Purchase or sell commodities except that each Fund may enter into futures contracts and related options, forward currency contracts and other similar instruments.

          Each Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its investable assets in securities of a single open-end management investment company with substantially the same investment objective, policies and limitations as the Fund.

          None of the Funds intend to engage in futures contracts, related options or forward currency contracts.

           Non-fundamental. Under normal circumstances, U.S. Treasury Reserves invests exclusively in direct obligations of the U.S. Treasury and in repurchase agreements secured by these obligations (or other instruments with similar economic characteristics). U.S. Treasury Reserves has adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in its policy to so invest its assets. The Funds have adopted the following additional non-fundamental restrictions. These non-fundamental restrictions may be changed without shareholder approval, in compliance with applicable law and regulatory policy. None of the Funds may:

           1. Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amounts to the securities sold short.

           2. Purchase securities on margin, except that a Fund may obtain such short-term credits as are necessary for the clearance of transactions.

           3. Purchase oil, gas or mineral leases.

           4. Purchase or retain the securities of any issuer if the officers, Directors of the Fund, its advisers, or managers, owning beneficially more than one half of one percent of the securities of such issuer, together own beneficially more than five percent of such securities.

           5. Purchase securities of issuers (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof), including their predecessors, that have been in operation for less than three years, if by reason thereof, the value of such Fund's investment in such securities would exceed 5% of such Fund's total assets. For purposes of this limitation, sponsors, general partners, guarantors and originators of underlying assets may be treated as the issuer of a security.

           6. Invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, time deposits with maturities in excess of seven days and other securities which are not readily marketable. For purposes of this limitation, illiquid securities shall not include Section 4(2) Paper and securities which may be resold under Rule 144A under the Securities Act of 1933, as amended, provided that the Board of Directors, or its delegate, determines that such securities are liquid based upon the trading markets for the specific security.

           7. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets and except to the extent otherwise permitted by the 1940 Act.

           8. Purchase any security while borrowings representing more than 5% of the Fund's total assets are outstanding.

           9. Purchase warrants if at the time of such purchase: (a) more than 5% of the value of such Fund's assets would be invested in warrants, or (b) more than 2% of the value of the Fund's assets would be invested in warrants that are not listed on the New York Stock Exchange ("NYSE") or American Stock Exchange (for purposes of this limitation, warrants acquired by a Fund in units or attached to securities will be deemed to have no value).

           10. Purchase puts, calls, straddles, spreads and any combination thereof if by reason thereof the value of its aggregate investment in such classes of securities will exceed 5% of its total assets except that: (a) this limitation shall not apply to standby commitment, and (b) this limitation shall not apply to a Fund's transactions in futures contracts and related options. If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in such percentage resulting from a change in the values of assets will not constitute a violation of such restriction, except as otherwise required by the 1940 Act. With respect to Fundamental Investment Restriction No. 2, however, if borrowings exceed 33?% of the value of a Fund's total assets as a result of a change in values or assets, the Fund must take steps to reduce such borrowings at least to the extent of such excess.

          If a Fund's investment objective, policies, restrictions, practices or procedures change, shareholders should consider whether the Fund remains an appropriate investment in light of the shareholder's then-current position and needs.

MANAGEMENT OF THE FUNDS/COMPANY

          The Company's Board is responsible for the management and supervision of the Funds, and approves all significant agreements with those companies that furnish services to the Funds. These companies are as follows:

The Dreyfus Corporation	Investment Adviser
MBSC Securities Corporation	Distributor
Dreyfus Transfer, Inc.	Transfer Agent
Mellon Bank, N.A.	Custodian

Directors of the Company*

          Directors of the Company, together with information as to their positions with the Company, principal occupations and other Board memberships and affiliations, are shown below. Each of the Directors also serves as a Trustee of The Dreyfus/Laurel Funds Trust and The Dreyfus/Laurel Tax-Free Municipal Funds (collectively, with the Company, the "Dreyfus/Laurel Funds") and Dreyfus High Yield Strategies Fund.

Name (Age)                       Principal Occupation
Position with Company            During Past 5 Years                              Other Board Memberships and Affiliations
----------------------           ----------------------                           -----------------------------------------
Joseph S. DiMartino (63)         Corporate Director and Trustee                    The Muscular Dystrophy Association, Director
Chairman of the Board (1999)                                                       Century Business Services, Inc., a provider of
                                                                                     outsourcing functions for small and medium size
                                                                                     companies, Director
                                                                                   The Newark Group, a provider of a national market of
                                                                                     paper recovery facilities, paperboard mills and
                                                                                     paperboard converting plants, Director
                                                                                   Sunair Services Corporation, a provider of certain
                                                                                     outdoor-related services to homes and businesses,
                                                                                     Director

James M. Fitzgibbons (72)        Chairman of the Board, Davidson                   Bill Barrett Company, an oil and gas exploration
Board Member (1994)              Cotton Company (1998-2002)                            company, Director

J. Tomlinson Fort (78)           Retired; Of Counsel, Reed Smith LLP               Allegheny College, Emeritus Trustee
Board Member (1987)              (1998-January 2005)                               Pittsburgh Ballet Theatre, Trustee
                                                                                   American College of Trial Lawyers, Fellow

Kenneth A. Himmel (60)           President and CEO, Related Urban                  None
Board Member (1994)              Development, a real estate
                                 development company (1996-present)

                                 President and CEO, Himmel &
                                 Company, a real estate development
                                 company (1980-present)

                                 CEO, American Food Management, a
                                 restaurant company (1983-present)

Stephen J. Lockwood (59)         Chairman of the Board, Stephen J.                 None
Board Member (1994)              Lockwood and Company LLC, an
                                 investment company (2000-present)

Roslyn M. Watson (57)            Principal, Watson Ventures, Inc., a               American Express Centurion Bank, Director
Board Member (1994)              real estate investment company                    The Hyams Foundation Inc., a Massachusetts
                                 (1993-present)                                      Charitable Foundation, Trustee
                                                                                   National Osteoporosis Foundation, Trustee

Benaree Pratt Wiley (60)         Principal, The Wiley Group, a firm                Boston College, Trustee
Board Member (1998)              specializing in strategy and business             Blue Cross Blue Shield of Massachusetts, Director
                                 development (2005-present)                        Commonwealth Institute, Director
                                                                                   Efficacy Institute, Director
                                 President and CEO, The Partnership,               PepsiCo African-American, Advisory Board
                                 an organization dedicated to increasing           The Boston Foundation, Director
                                 the representation of African                     Harvard Business School Alumni Board, Director
                                 Americans in positions of leadership,
                                 influence and decision-making in
                                 Boston, MA  (1991-2005)

*  None of the Directors are "interested persons" of the Company, as defined in the 1940 Act.

          Directors are elected to serve for an indefinite term. The Company has standing audit and nominating committees, each comprised of its Directors who are not "interested persons" of the Company, as defined in the 1940 Act. The function of the audit committee is (i) to oversee the Company's accounting and financial reporting processes and the audits of the Funds' financial statements and (ii) to assist in the Board's oversight of the integrity of the Funds' financial statements, the Funds' compliance with legal and regulatory requirements and the independent registered public accounting firm's qualifications, independence and performance. The Company's nominating committee, among other things, is responsible for selecting and nominating persons as members of the Board for election or appointment by the Board and for election by shareholders. In evaluating potential nominees, including any nominees recommended by shareholders, the committee takes into consideration various factors listed in the nominating committee charter, including character and integrity, business and professional experience, and whether the committee believes the person has the ability to apply sound and independent business judgment and would act in the interest of each Fund and its shareholders. The nominating committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Company, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166, which includes information regarding the recommended nominee as specified in the nominating committee charter. The Company also has a standing compensation committee comprised of Ms. Watson (Chair), Messrs. Fitzgibbons and Fort and Ms. Wiley. The function of the compensation committee is to establish the appropriate compensation for serving on the Board. The Company also has a standing evaluation committee comprised of any one Director. The function of the evaluation committee is to assist in valuing the Funds' investments. The audit committee met three times during the fiscal year ended October 31, 2006. The evaluation, compensation and nominating committees did not meet during the last fiscal year.

          The table below indicates the dollar range of each Board member's ownership of Fund shares and shares of other Funds in the Dreyfus Family of Funds for which he or she is a Board member, in each case as of December 31, 2006.

Name of Board Member	Money Market Reserves	U.S. Treasury Reserves	Municipal Reserves
Joseph S. DiMartino	None	None	None
James M. Fitzgibbons	$10,001 - $50,000	None	None
J. Tomlinson Fort	None	None	None
Kenneth A. Himmel	None	None	None
Stephen J. Lockwood	None	None	None
Roslyn M. Watson	None	None	None
Benaree Pratt Wiley	None	None	None

Name of Board Member	Aggregate Holding of Funds in the Dreyfus Family of Funds for which Responsible as a Board Member
Joseph S. DiMartino	Over $100,000
James M. Fitzgibbons	Over $100,000
J. Tomlinson Fort	$50,001 - $100,000
Kenneth A. Himmel	Over $100,000
Stephen J. Lockwood	None
Roslyn M. Watson	None
Benaree Pratt Wiley	None

          As of December 31, 2006, none of the Board members or their immediate family members owned securities of Dreyfus, the Distributor or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with Dreyfus or the Distributor.

Officers of the Company

J. DAVID OFFICER, President since December 2006. Chief Operating Officer, Vice Chair and a director of Dreyfus, and an officer of 86 investment companies (comprised of 168 portfolios) managed by Dreyfus. He is 58 years old, and has been an employee of Dreyfus since April 1998.

MARK N. JACOBS, Vice President since March 2000. Executive Vice President, Secretary and General Counsel of Dreyfus,
and an officer of 87 investment companies (comprised of 184 portfolios) managed by Dreyfus. He is 61 years old and has been an employee of Dreyfus since June 1977.

JAMES WINDELS, Treasurer since November 2001. Director-Mutual Fund Accounting of Dreyfus,
and an officer of 87 investment companies (comprised of 184 portfolios) managed by Dreyfus. He is 48 years old and has been an employee of Dreyfus since April 1985.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005. Associate General Counsel of Dreyfus, and an officer of 87 investment companies (comprised of 184 portfolios) managed by Dreyfus. He is 47 years old and has been an employee of Dreyfus since October 1991.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005. Associate General Counsel and Assistant Secretary
of Dreyfus, and an officer of 87 investment companies (comprised of 184 portfolios) managed by Dreyfus. He is 40 years old and has been an employee of Dreyfus since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005. Associate General Counsel of Dreyfus, and an officer of 87 investment companies (comprised of 184 portfolios) managed by Dreyfus. She is 51 years old and has been an employee of Dreyfus since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005. Associate General Counsel of Dreyfus, and an officer of 87 investment companies (comprised of 184 portfolios) managed by Dreyfus. He is 45 years old and has been an employee of Dreyfus since June 2000.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005. Associate General Counsel of Dreyfus, and an officer of 87 investment companies (comprised of 184 portfolios) managed by Dreyfus. She is 44 years old and has been an employee of Dreyfus since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005. Associate General Counsel of Dreyfus, and an officer of 87 investment companies (comprised of 184 portfolios) managed by Dreyfus. He is 43 years old and has been an employee of Dreyfus since February 1991.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005. Associate General Counsel of Dreyfus, and an officer of 87 investment companies (comprised of 184 portfolios) managed by Dreyfus. He is 55 years old and has been an employee of Dreyfus since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005. Associate General Counsel of Dreyfus, and an officer of 87 investment companies (comprised of 184 portfolios) managed by Dreyfus. He is 42 years old and has been an employee of Dreyfus since October 1990.

GAVIN C. REILLY, Assistant Treasurer since December 2005. Tax Manager of the Investment Accounting and Support
Department of Dreyfus, and an officer of 87 investment companies (comprised of 184 portfolios) managed by Dreyfus. He is 38 years old and has been an employee of Dreyfus since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since December 2002. Senior Accounting Manager – Money Market and Municipal
Bond Funds of Dreyfus, and an officer of 87 investment companies (comprised of 184 portfolios) managed by Dreyfus. He is 43 years old and has been an employee of Dreyfus since October 1988.

ROBERT SVAGNA, Assistant Treasurer since December 2002. Senior Accounting Manager – Equity Funds of Dreyfus,
and an officer of 87 investment companies (comprised of 184 portfolios) managed by Dreyfus. He is 40 years old and has been an employee of Dreyfus since November 1990.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since July 2002. Vice President and Anti-Money
Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 83 investment companies (comprised of 180 portfolios) managed by Dreyfus. He is 36 years old and has been an employee of the Distributor since October 1998.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004. Chief Compliance Officer of Dreyfus and The Dreyfus
Family of Funds (87 investment companies, comprised of 184 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon's Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 50 years old and has served in various capacities with Dreyfus since 1980, including manager of the firm's Fund Accounting Department from 1997 through October 2001.

          The address of each Director and officer of the Company is 200 Park Avenue, New York, New York 10166.

          No officer or employee of Dreyfus or the Distributor (or of any parent, subsidiary or affiliate thereof) receives any compensation from the Company for serving as an officer or Director of the Company. The Dreyfus/Laurel Funds pay each Director/Trustee who is not an "interested person" of the Company (as defined in the 1940 Act) $45,000 per annum, plus $6,000 per joint Dreyfus/Laurel Funds Board meeting attended, $2,000 for separate in-person committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $1,500 for Board meetings and separate committee meetings attended that are conducted by telephone. The Dreyfus/Laurel Funds also reimburse each Director/Trustee who is not an "interested person" of the Company (as defined in the 1940 Act) for travel and out-of-pocket expenses. With respect to Board meetings, the Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). With respect to compensation committee meetings, the Chair of the compensation committee receives $900 per meeting and, with respect to audit committee meetings, the Chair of the audit committee receives $1,350 per meeting. In the event that there is an in-person joint committee meeting or a joint telephone meeting of the Dreyfus/Laurel Funds and Dreyfus High Yield Strategies Fund, the $2,000 or $1,500 fee, as applicable, will be allocated between the Dreyfus/Laurel Funds and Dreyfus High Yield Strategies Fund.

          In addition, the Company currently has one Emeritus Board member who is entitled to receive an annual retainer and a per meeting fee of one-half the amount paid to him as a Board member.

          The aggregate amount of fees and expenses received by each current Director from the Company for the fiscal year ended October 31, 2006, and from all other Funds in the Dreyfus Family of Funds for which such person was a Board member (the number of portfolios of such Funds is set forth in parentheses next to each Board member's total compensation) during the year ended December 31, 2006 were as follows:

Name of Board Member	Aggregate Compensation From the Company#	Total Compensation From the Company and Fund Complex Paid to Board Member(*)
Joseph S. DiMartino	$41,854	$857,400 (193)
James M. Fitzgibbons	$35,550	$103,000 (27)
J. Tomlinson Fort	$38,850	$108,650 (27)
Kenneth A. Himmel	$32,100	$ 92,500 (27)
Stephen J. Lockwood	$34,550	$100,500 (27)
Roslyn M. Watson	$34,600	$102,500 (27)
Benaree P. Wiley	$35,550	$103,000 (27)

_________________

#	Amounts required to be paid by the Company directly to the non-interested Directors, that would be applied to offset a portion of the management fee payable to Dreyfus, are in fact paid directly by Dreyfus to the non-interested Directors. Amount does not include the cost of office space, secretarial services and health benefits for the Chairman and expenses reimbursed to Board members for attending Board meetings, which in the aggregate amounted to $2,433.

*	Represents the number of separate portfolios comprising the investment companies in the Fund Complex, including the Funds, for which the Board member served.

          Board members and officers, as a group, owned less than 1% of each Fund's shares outstanding as of June 18, 2007.

          The following persons are known by the Company to own of record 5% or more of the indicated Fund's outstanding voting securities on June 18, 2007. As BASIC shares and Class B shares of Dreyfus Municipal Reserves are each a new class, no information is available as to shareholders owning 5% or more of such classes of shares as of the date of this Statement of Additional Information. A shareholder who beneficially owns, directly or indirectly, more than 25% of a Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Fund.

Dreyfus Money Market Reserves:

Pershing LLC	56.7713% (Investor Shares)
P.O. Box 2052, 7th Floor
Jersey City, NJ 07303-2052
Mellon Financial Corporation	28.9264% (Investor Shares)
Attn.: AIS Operations
505 Ross Street
Pittsburgh, PA 15262-0001
Boston Safe Deposit & Trust Company	50.0599% (Class R Shares)
c/o Mellon Bank
P.O. Box 534005
Pittsburgh, PA 15235-4005
Wells Fargo Investments LLC	34.8647% (Class R Shares)
608 Second Avenue South
Minneapolis, MN 55479-0001
National Financial Services	9.5172% (Class R Shares)
82 Devonshire Street
Boston, MA 02109-3605
Dreyfus U.S. Treasury Reserves:
Pershing LLC	90.0607% (Investor Shares)
P.O. Box 2052, 7th Floor
Jersey City, NJ 07303-2052
Wells Fargo Investments LLC	58.9125% (Class R Shares)
625 Marquette Avenue, 12th Floor
Minneapolis, MN 55402-2308
Boston Safe Deposit & Trust Company	39.8529% (Class R Shares)
c/o Mellon Bank
P.O. Box 534005
Pittsburgh, PA 15253-4005
Dreyfus Municipal Reserves:
Pershing Cash Management Services	84.5474% (Investor Shares)
One Pershing Plaza
Harborside III, 6th Floor
Jersey City, NJ 07399-0001
Boston Safe Deposit & Trust Company	70.3959% (Class R Shares)
c/o Mellon Bank
P.O. Box 534005
Pittsburgh, PA 15253-4005
Mellon Financial Services Corp.	16.1615% (Class R Shares)
Capital Markets Customers
One Mellon Bank Center
Pittsburgh, PA 15258-0001
National Financial Services	8.3864% (Class R Shares)
82 Devonshire Street
Boston, MA 02109-3605

MANAGEMENT ARRANGEMENTS

          The following information supplements and should be read in conjunction with the sections in the relevant Fund Prospectus entitled "Expenses" and "Management."

          Investment Adviser. Dreyfus is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon"). Mellon is a global financial holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. On May 24, 2007, the shareholders of Mellon and The Bank of New York Company, Inc. ("BNY") approved the proposed merger of the two companies. The new company will be called The Bank of New York Mellon Corporation. As part of this transaction, the Manager would become a wholly-owned subsidiary of The Bank of New York Mellon Corporation. The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Mellon and BNY expect the transaction to be completed in the third quarter of 2007.

          Management Agreement. Dreyfus serves as the investment adviser for the Funds pursuant to an Investment Management Agreement (the "Management Agreement") between Dreyfus and the Company, subject to the overall authority of the Board of Directors in accordance with Maryland law. Pursuant to the Management Agreement, Dreyfus provides, or arranges for one or more third parties to provide, investment advisory, administrative, custody, fund accounting and transfer agency services to the Funds. As investment adviser, Dreyfus manages the Funds by making investment decisions based on each Fund's investment objective, policies and restrictions. The Management Agreement is subject to review and approval at least annually by the Board of Directors.

          The Management Agreement will continue from year to year with respect to each Fund provided that a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Company and either a majority of all Directors or a majority (as defined in the 1940 Act) of the shareholders of the Fund approve its continuance. The Company may terminate the Management Agreement with respect to each Fund upon the vote of a majority of the Board of Directors or upon the vote of a majority of the respective Fund's outstanding voting securities on 60 days' written notice to Dreyfus. Dreyfus may terminate the Management Agreement upon 60 days' written notice to the Company. The Management Agreement will terminate, as to the relevant Fund, immediately and automatically upon its assignment (as defined in the 1940 Act).

          The following persons are officers and/or directors of Dreyfus: Jonathan Little, Chair of the Board; Thomas F. Eggers, President, Chief Executive Officer and a director; Jonathan Baum, Vice Chair – Distribution and a director; J. Charles Cardona, Vice Chair and a director; Diane P. Durnin, Vice Chair and a director; Phillip N. Maisano, Chief Investment Officer, Vice Chair and a director; J. David Officer, Chief Operating Officer, Vice Chair and a director; Mark N. Jacobs, Executive Vice President, General Counsel and Secretary; Patrice M. Kozlowski, Senior Vice President — Corporate Communications; Jill Gill, Vice President — Human Resources; Anthony Mayo, Vice President — Information Systems; Theodore A. Schachar, Vice President — Tax; Alex G. Sciulli, Vice President; Gary Pierce, Controller; Joseph W. Connolly, Chief Compliance Officer; James Bitetto, Assistant Secretary; and Ronald P. O'Hanley III, director.

          The Company, Dreyfus and the Distributor each have adopted a Code of Ethics, that permits its personnel, subject to the Code of Ethics, to invest in securities that may be purchased or held by a Fund. Dreyfus' Code of Ethics subjects its employees' personal securities transactions to various restrictions to ensure that such trading does not disadvantage any Fund advised by Dreyfus. In that regard, portfolio managers and other investment personnel of Dreyfus must pre-clear and report their personal securities transactions and holdings, which are reviewed for compliance with Dreyfus' Code of Ethics and are also subject to the oversight of Mellon's Investment Ethics Committee (the "Committee"). Portfolio managers and other investment personnel who comply with the pre-clearance and disclosure procedures of Dreyfus' Code of Ethics and the requirements of the Committee, may be permitted to purchase, sell or hold securities which also may be or are held in Fund(s) they manage or for which they otherwise provide investment advice.

          Expenses. Under the Management Agreement, Money Market Reserves, U.S. Treasury Reserves and Municipal Reserves have each agreed to pay Dreyfus a monthly fee at the annual rate of 0.50% of the value of each such Fund's average daily net assets. Dreyfus pays all of the Funds' expenses, except brokerage fees, taxes, interest, fees and expenses of the non-interested directors (including counsel fees), Rule 12b-1 fees (which are payments under the Distribution Plan for Investor shares of each Fund and under the Shareholder Services Plan for Class B shares of Municipal Reserves) and extraordinary expenses. Although Dreyfus does not pay for the fees and expenses of the non-interested Directors (including counsel fees), Dreyfus is contractually required to reduce its investment management fee by an amount equal to each Fund's allocable share of such fees and expenses. From time to time, Dreyfus may voluntarily waive a portion of the investment management fees payable by a Fund, which would have the effect of lowering the expense ratio of the Fund and increasing return to investors. Expenses attributable to a Fund are charged against the Fund's assets; other expenses of the Company are allocated among its Funds on the basis determined by the Board, including, but not limited to, proportionately in relation to the net assets of each Fund.

          For the last three fiscal years, each Fund paid the following management fees:

	For the Fiscal Years Ended October 31,
	2006	2005	2004
Money Market Reserves	$2,279,389	$2,447,695	$2,904,391
U.S. Treasury Reserves	$ 601,513	$ 771,184	$ 802,338
Municipal Reserves	$ 513,958	$ 601,999	$1,143,676

           Distributor. The Distributor, a wholly-owned subsidiary of Dreyfus, located at 200 Park Avenue, New York, New York 10166, serves as the Funds' distributor on a best efforts basis pursuant to an agreement which is renewable annually. The Distributor also acts as distributor for the other funds in the Dreyfus Family of Funds, Mellon Funds Trust and the Mellon Institutional Funds.

          Dreyfus may pay the Distributor for shareholder services from Dreyfus' own assets, including past profits but not including the management fee paid by a Fund. The Distributor may use part or all of such payments to pay certain financial institutions (which may include banks), securities brokers or dealers (and other industry professionals (collectively, "Service Agents")) in connection with their offering of Fund shares to their customers, or for marketing, distribution or other services. The receipt of such payments could create an incentive for the third party to offer the Funds instead of other mutual funds where such payments are not received. Consult a representative of your plan or financial institution for further information.

          The Distributor may pay Service Agents that have entered into agreements with the Distributor a fee based on the amount invested through such Service Agents in Fund shares by employees participating in qualified or non-qualified employee benefit plans including pension, profit sharing and other deferred compensation plans, whether established by corporations, partnerships, non-profit entities or state and local governments ("Retirement Plans"), or other programs. The term "Retirement Plans" does not include IRAs, IRA "Rollover Accounts" or IRAs set up under Simplified Employee Pension Plans ("SEP-IRAs"). Generally, the Distributor may pay such Service Agents a fee of up to 1% of the amount invested through the Service Agents. The Distributor, however, may pay Service Agents a higher fee and reserves the right to cease paying these fees at any time. The Distributor will pay such fees from its own Funds, other than amounts received from a Fund, including past profits or any other source available to it. Sponsors of such Retirement Plans or the participants therein should consult their Service Agent for more information regarding any such fee payable to the Service Agent.

          Dreyfus or the Distributor may provide cash payments out of its own resources to Service Agents that sell shares of the Funds or provide other services. Such payments are separate from any 12b-1 fees paid by the Funds to those Service Agents. Because those payments are not made by you or the Funds, a Fund's total expense ratio will not be affected by any such payments. These additional payments may be made to Service Agents, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the Service Agent. Cash compensation also may be paid from Dreyfus' or the Distributor's own resources to Service Agents for inclusion of a Fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as "revenue sharing." From time to time, Dreyfus or the Distributor also may provide cash or non-cash compensation to Service Agents in the form of: occasional meals, tickets, or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended. In some cases, these payments or compensation may create an incentive for a Service Agent to recommend or sell shares of the Funds. Please contact your Service Agent for details about any payments it may receive in connection with the sales of Fund shares or the provision of services to the Funds.

          Transfer and Dividend Disbursing Agent and Custodian. Dreyfus Transfer, Inc., (the "Transfer Agent"), a wholly-owned subsidiary of Dreyfus, 200 Park Avenue, New York, New York 10166, serves as the Company's transfer and dividend disbursing agent. Under a transfer agency agreement with the Company, the Transfer Agent arranges for the maintenance of shareholder account records for the Funds, the handling of certain communications between shareholders and the Funds, and the payment of dividends and distributions payable by the Funds. For these services, the Transfer Agent receives a monthly fee from Dreyfus pursuant to each Fund's unitary fee structure, which fee is computed on the basis of the number of shareholder accounts it maintains for the respective Fund during the month, and is reimbursed for certain out-of-pocket expenses.

          Mellon Bank, an affiliate of Dreyfus, located at One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, acts as custodian of each Fund's investments. Under a custody agreement with the Company, Mellon Bank holds each Fund's portfolio securities and keeps all necessary accounts and records. For its custody services, Mellon Bank receives a monthly fee based on the market value of each Fund's respective assets held in custody and receives certain securities transaction charges. This fee is paid to Mellon Bank by Dreyfus pursuant to each Fund's unitary fee structure. The Transfer Agent and Mellon Bank, as custodian, have no part in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

HOW TO BUY SHARES

          The following information supplements and should be read in conjunction with the sections in the relevant Fund Prospectus entitled "Account Policies," "Services for Fund Investors," "Instructions for Regular Accounts," and "Instructions for IRAs."

          All Funds — General. The Company reserves the right to reject any purchase order. No Fund will establish an account for a "foreign financial institution," as that term is defined in Department of the Treasury rules implementing section 312 of the USA PATRIOT Act of 2001. Foreign financial institutions include: foreign banks (including foreign branches of U.S. depository institutions); foreign offices of U.S. securities broker-dealers, futures commission merchants, and mutual funds; non-U.S. entities that, if they were located in the United States, would be securities broker-dealers, futures commission merchants or mutual funds; and non-U.S. entities engaged in the business of a currency dealer or exchanger or a money transmitter.

          Money Market Reserves and U.S. Treasury Reserves offer two share classes — Class R shares and Investor shares — and Municipal Reserves offers four share classes — Class R shares, Investor shares, BASIC shares and Class B shares. The share classes are identical, except as to the services offered to and the expenses borne by each class. Investor shares and Class B shares are offered primarily to clients of Service Agents that have entered into Selling Agreements ("Agreements") with the Distributor. BASIC shares are offered to any investor.

          Class R shares are offered only to (i) bank trust departments and other financial service providers (including Mellon Bank and its affiliates) acting on behalf of their customers having a qualified trust or investment account or relationship at such institution, or to customers who have received and hold Class R shares of a Fund distributed to them by virtue of such an account or relationship, and (ii) institutional investors acting for themselves or in a fiduciary, advisory agency, custodial or similar capacity for Retirement Plans and SEP-IRAs. Class R shares may be purchased for a Retirement Plan or SEP-IRA only by a custodian, trustee, investment manager or other entity authorized to act on behalf of such Retirement Plan or SEP-IRA. In addition, holders of Class R shares of a Fund who have held their shares since June 5, 2003 may continue to purchase Class R shares of the Fund for their existing accounts whether or not they would otherwise be eligible to do so. It is not recommended that Municipal Reserves be used as a vehicle for Retirement Plans, Keogh plans, Education Savings Accounts or Individual Retirement Accounts.

          Management understands that some Service Agents may impose certain conditions on their clients which are different from those described in the relevant Fund Prospectus and this Statement of Additional Information, and, to the extent permitted by applicable regulatory authority, may charge their clients different fees. As discussed under "Management Arrangement – Distributor," Service Agents may receive revenue sharing payments from Dreyfus or the Distributor. The receipt of such payments could create an incentive for a Service Agent to recommend or sell shares of a Fund instead of other mutual funds where such payments are not received. Please contact your Service Agent for details about any payments it may receive in connection with the sale of Fund shares or the provision of services to the Funds.

          If you hold shares of a Fund in an account at a bank or with a Service Agent, such bank or Service Agent may require you to place all purchase, exchange and redemption orders through them. All banks and Service Agents have agreed to transmit transaction requests to the Transfer Agent or to the Distributor. Service Agents effecting transactions in Fund shares for the accounts of their clients may charge their clients direct fees in connection with such transactions. You will be charged a fee if an investment check is returned unpayable. Distribution and shareholder servicing fees paid by Investor shares and Class B will cause such shares to have a higher expense ratio and to pay lower dividends than Class R shares or BASIC shares.

          The minimum initial investment for Class R shares or Investor shares of a Fund is $100,000. The minimum initial investment for investments in Class R shares or Investor shares made through the Dreyfus Managed Assets Program, however, is $250. There is no minimum for subsequent investments in Class R or Investor shares. Each Fund may waive its minimum initial investment requirement for new Fund accounts opened through a Service Agent whenever Dreyfus Investments Division ("DID") has determined for the initial account opened through such a Service Agent, which is below the Fund's minimum initial investment requirement, that the existing accounts holding Class R shares or Investor shares in the Fund opened through that Service Agent have an average account size, or the Service Agent has adequate intent and access to funds to result in maintenance of accounts in the Fund opened through that Service Agent with an average account size, in an amount equal to or in excess of $100,000. DID is required to periodically review the average size of the accounts opened through each Service Agent and, if necessary, reevaluate the Service Agent's intent and access to funds. DID will discontinue the waiver as to new accounts to be opened through a Service Agent if DID determines that the average size of accounts opened through that Service Agent in Class R or Investor shares is less than $100,000 and the Service Agent does not have the requisite intent and access to funds.

          The minimum initial investment for BASIC shares of Municipal Reserves is $10,000 and for Class B shares of Municipal Reserves is $2,500, or $1,000 if you are a client of a Service Agent which maintains an omnibus account in the Fund and has made an aggregate minimum initial purchase of Class B shares for its customers of $2,500. Subsequent investments in BASIC shares or Class B shares must be at least $100. For full-time or part-time employees of Dreyfus or any of its affiliates or subsidiaries, directors of Dreyfus, Board members of a fund advised by Dreyfus, including members of the Company's Board, or the spouse or minor child of any of the foregoing, the minimum initial investment in BASIC shares or Class B shares is $1,000. For full-time or part-time employees of Dreyfus or any of its affiliates or subsidiaries who elect to have a portion of their pay directly deposited into their Fund accounts, the minimum initial investment in BASIC shares or Class B shares is $50. Fund shares are offered without regard to the minimum initial investment requirements to Board members of a fund advised by Dreyfus, including members of the Company's Board, who elect to have all or a portion of their compensation for serving in that capacity automatically invested in the Fund. BASIC shares and Class B shares of Municipal Reserves are offered without regard to minimum subsequent investment requirements to shareholders purchasing such shares through the Dreyfus Managed Assets Program or through other wrap account programs.

          Each Fund reserves the right to offer its shares without regard to minimum purchase requirements to employees participating in certain Retirement Plans or other programs where contributions or account information can be transmitted in a manner and form acceptable to the Fund. Each Fund reserves the right to vary further the initial and subsequent investment mimimum requirements at any time. The initial investment must be accompanied by the appropriate Account Application.

          The Internal Revenue Code of 1986, as amended (the "Code"), imposes various limitations on the amount that may be contributed annually to certain Retirement Plans or government-sponsored programs. These limitations apply with respect to participants at the plan level and, therefore, do not directly affect the amount that may be invested in a Fund by a Retirement Plan or government-sponsored programs. Participants and plan sponsors should consult their tax advisers for details.

          Federal regulations require that you provide a certified taxpayer identification number ("TIN") upon opening or reopening an account. See the Fund's Account Application for further information concerning this requirement. Failure to furnish a certified TIN to a Fund could subject you to a $50 penalty imposed by the Internal Revenue Service ("IRS").

          Fund shares are sold on a continuous basis. NAV per share of each class is determined on each day that the NYSE is open for regular business (a "business day").

          Money Market Reserves and U.S. Treasury Reserves. The NAV per share of Money Market Reserves and U.S. Treasury Reserves is calculated two times each business day, at 12:00 noon and 4:00 p.m. Orders received in proper form by the Transfer Agent, or other entity authorized to receive orders on behalf of the Fund, before 4:00 p.m. on a business day are effective on, and will receive the price next determined on, that business day. Orders received after 4:00 p.m. on a business day are effective at 12:00 noon on, and receive the first share price determined on, the next business day. If immediately availabe funds ("Federal Funds" (monies of member banks within the Federal Reserve System which are held on deposit at a Federal Reserve Bank)) are received by the Transfer Agent prior to 12:00 noon on the business day the order is received, you may receive the dividend declared on that day; otherwise, shares begin to accrue dividends on the following business day. All times are Eastern time.

          Municipal Reserves. The NAV per share of Municipal Reserves is calculated three times each business day, at 12:00 noon, 3:00 p.m. and 8:00 p.m. Orders received in proper form by the Transfer Agent, or other entity authorized to receive orders on behalf of the Fund, before 3:00 p.m., and for which Federal Funds are received by 4:00 p.m., on a business day are effective on, and will receive the price next determined on, that business day, and the shares purchased will receive the dividend declared on that business day. Orders received after 3:00 p.m., but by 8:00 p.m., on a business day, and for which Federal Funds are received by 11:00 a.m. the next business day, are effective on, and will receive the price determined at 8:00 p.m. on, that business day, and the shares purchased will begin to accrue dividends on the next business day. All times are Eastern time.

          Using Federal Funds. The Transfer Agent or the Company may attempt to notify the investor upon receipt of checks drawn on banks that are not members of the Federal Reserve System as to the possible delay in conversion into Federal Funds and may attempt to arrange for a better means of transmitting the money. If the investor is a customer of a Service Agent and his or her order to purchase Fund shares is paid for other than in Federal Funds, the Service Agent, acting on behalf of its customer, will complete the conversion into, or itself advance, Federal Funds generally on the business day following receipt of the customer order. The order is effective only when so converted and received by the Transfer Agent. An order for the purchase of Fund shares placed by an investor with sufficient Federal Funds or a cash balance in his or her account with a Service Agent will become effective on the day that the order, including Federal Funds, is received by the Transfer Agent.

          Dreyfus TeleTransfer Privilege. You may purchase Fund shares by telephone or (except for Class B shares) online, if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your Fund account. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House ("ACH") member may be so designated.

          Dreyfus TeleTransfer purchase orders may be made at any time. If purchase orders are received by 4:00 p.m., Eastern time, on any day the Transfer Agent and the NYSE are open for regular business, Fund shares will be purchased at the share price determined on that day. If purchase orders are made after 4:00 p.m., Eastern time, on any day the Transfer Agent and the NYSE are open for regular business, or are made on Saturday, Sunday or any Fund holiday (e.g., when the NYSE is not open for business), Fund shares will be purchased at the share price determined on the next bank business day following such purchase order. To qualify to use the Dreyfus TeleTransfer Privilege, the initial payment for purchase of shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be sent to an account at any other bank, the request must be in writing and signature-guaranteed. See "How to Redeem Shares – Dreyfus TeleTransfer Privilege". A Fund may modify or terminate this Privilege at any time or charge a service fee upon notice to shareholders. No such fee currently is contemplated.

          Share Certificates. Share certificates are issued upon written request only. No certificates are issued for fractional shares.

DISTRIBUTION PLANS AND SHAREHOLDER SERVICES PLAN

          The following information supplements and should be read in conjunction with the section in the relevant Fund Prospectus entitled "Your Investment."

          The SEC has adopted Rule 12b-1 under the 1940 Act (the "Rule") regulating the circumstances under which investment companies such as the Company may, directly or indirectly, bear the expenses of distributing their shares. The Rule defines distribution expenses to include expenditures for "any activity which is primarily intended to result in the sale of Fund shares." The Rule, among other things, provides that an investment company may bear such expenses only pursuant to a plan adopted in accordance with the Rule.

          Distribution Plans. With respect to the Investor shares of each Fund and Class B shares of Municipal Reserves, the Company has adopted separate Distribution Plans (each, a "Distribution Plan") pursuant to the Rule, under which the Investor shares and Class B shares bear some of the cost of selling those shares under the Plan. With respect to Investor shares, the Distribution Plan allows each Fund to spend annually up to 0.25% (currently limited by the Board of Directors to 0.20%) of the value of the Fund's average daily net assets attributable to its Investor shares to compensate the Distributor for shareholder servicing activities and for activities or expenses primarily intended to result in the sale of the Fund's Investor shares. With respect to Class B shares, the Distribution Plan allows Municipal Reserves to pay the Distributor for distributing Class B shares a fee at an annual rate of 0.25% of the value of the Fund's average daily net assets attributable to its Class B shares. Each Distribution Plan allows the Distributor to make payments from the Rule 12b-1 fees it collects from a Fund to compensate Service Agents that have entered into Agreements with the Distributor. Under the Agreements, the Service Agents are obligated to provide distribution related services with regard to the relevant Fund and/or, with respect to Investor shares, shareholder services to the Service Agent's clients that own Investor shares of a Fund.

          The Company and the Distributor may suspend or reduce payments under the relevant Distribution Plan at any time, and payments are subject to the continuation of a Fund's Distribution Plan and the Agreements described above. From time to time, the Service Agents, the Distributor and the Company may agree to voluntarily reduce the maximum fees payable under the Distribution Plans.

          Potential investors should read this Statement of Additional Information in light of the terms governing Agreements with their Service Agents. A Service Agent entitled to receive compensation for selling and/or servicing a Fund's shares may receive different compensation with respect to different classes of shares.

          Shareholder Services Plan. With respect to Class B shares of Municipal Reserves, the Company has adopted a Shareholder Services Plan (the "Service Plan") subject to the Rule, pursuant to which the Fund pays the Distributor for the provision of certain services to the holders of its Class B shares a fee at an annual rate of 0.25% of the value of the Fund's average daily net assets attributable to Class B shares. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Municipal Reserves and providing reports and other information, and services related to the maintenance of such shareholder accounts. Under the Service Plan, the Distributor may enter into Shareholder Services Agreements with Service Agents and make payments to Service Agents in respect of these services.

          The Company and the Distributor may suspend or reduce payments under the Service Plan at any time, and payments are subject to the continuation of the Service Plan and the Agreements described above. From time to time, the Service Agents, the Distributor and the Company may agree to voluntarily reduce the maximum fees payable under the Service Plan.

          The Company understands that Service Agents may charge fees to their clients who are owners of Class B shares for various services provided in connection with a client's account. These fees would be in addition to any amounts received by a Service Agent under its Shareholder Services Agreement. The Shareholder Services Agreement requires each Service Agent to disclose to their clients any compensation payable to such Service Agent by the Company and any other compensation payable by the clients for various services provided in connection with their accounts. Potential investors should read this Statement of Additional Information in light of the terms governing their accounts with their Service Agents.

          The Distribution Plans and the Service Plan each provide that a report of the amounts expended thereunder, and the purposes for which such expenditures were incurred, must be made to the Directors for their review at least quarterly. In addition, the Distribution Plans and Service Plan each provide that such Plan may not be amended to increase materially the costs which a Fund may bear pursuant to the relevant Plan without approval of the Fund's shareholders, and that other material amendments of the Plan must be approved by the vote of a majority of the Directors and of the Directors who are not "interested persons" of the Company and who do not have any direct or indirect financial interest in the operation of the Plan or in the related Agreements, cast in person at a meeting called for the purpose of considering such amendments. The Plans are subject to annual approval by all of the Directors and by the Directors who are neither "interested persons" nor have any direct or indirect financial interest in the operation of the Plans or in the related Agreements, by vote cast in person at a meeting called for the purpose of voting on such approval. Each Plan is terminable, as to the relevant Fund or class of shares, at any time by vote of a majority of the Directors who are not "interested persons" and have no direct or indirect financial interest in the operation of the Plan or in the related Agreements or by vote of the holders of a majority of the outstanding shares of such Fund or class of shares.

          The fees payable under the Plans are payable without regard to actual expenses incurred.

          For the fiscal year ended October 31, 2006, each Fund, with respect to its Investor shares, paid the Distributor the following distribution fees pursuant to the Distribution Plan:

Name of Fund

Money Market Reserves	$586,595
Municipal Reserves	$ 49,758
U.S. Treasury Reserves	$193,887

          As Municipal Reserves' Class B is a new class, no information is provided as to fees paid by such class pursuant to the Service Plan.

HOW TO REDEEM SHARES

          The following information supplements and should be read in conjunction with the sections in the relevant Fund Prospectus entitled "Account Policies," "Services for Fund Investors," "Instructions for Regular Accounts" and "Instructions for IRAs."

           General. If you hold Fund shares of more than one Class, any request for redemption must specify the Class of shares being redeemed. If you fail to specify the Class of shares to be redeemed or if you own fewer shares of the Class than specified to be redeemed, the redemption request may be delayed until the Transfer Agent receives further instructions from you or your Service Agent.

          The Funds impose no charges when shares are redeemed. Service Agents or other institutions may charge their clients a fee for effecting redemptions of Fund shares. Any certificates representing Fund shares being redeemed must be submitted with the redemption request. The value of the shares redeemed may be more or less than their original cost, depending upon the Fund's then-current NAV.

           Procedures. You may redeem Fund shares by using the regular redemption procedure through the Transfer Agent, or through the Telephone Redemption Privilege or the Checkwriting Privilege, which are granted automatically unless you specifically refuse them by checking the applicable "No" box on the Account Application. The Telephone Redemption Privilege and the Checkwriting Privilege may be established for an existing account by a separate signed Shareholder Services Form or, with respect to the Telephone Redemption Privilege, by oral request from any of the authorized signatories on the account by calling 1-800-645-6561. You also may redeem shares through the Wire Redemption Privilege or the Dreyfus TeleTransfer Privilege if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. Other redemption procedures may be in effect for clients of other Service Agents and institutions. The Funds make available to certain large institutions the ability to issue redemption instructions through compatible computer facilities. Each Fund reserves the right to refuse any request made by telephone, including requests made shortly after a change of address, and may limit the amount involved or the number of such requests. Each Fund may modify or terminate any redemption privilege at any time or charge a service fee upon notice to shareholders. No such fee currently is contemplated. Shares held under Keogh Plans, IRAs, or Retirement Plans, and shares for which certificates have been issued, are not eligible for the Checkwriting, Wire Redemption, Telephone Redemption or Dreyfus TeleTransfer Privilege.

          A Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the SEC. However, if you have purchased Fund shares by check or by the Dreyfus TeleTransfer Privilege and subsequently submit a written redemption request to the Transfer Agent, the Fund may delay the redemption of such shares for a period of up to eight business days after the purchase of such shares. In addition, the Fund will reject requests to redeem shares by wire or telephone or pursuant to the Dreyfus TeleTransfer Privilege or online for a period of up to eight business days after receipt by the Transfer Agent of the purchase check or the Dreyfus TeleTransfer purchase order against which such redemption is requested. The Funds also will not honor Redemption Checks ("Checks") under the Checkwriting Privilege in such instances. These procedures will not apply if your shares were purchased by wire payment, or you otherwise have a sufficient collected balance in your account to cover the redemption request. Each Fund's shares may not be redeemed until the Transfer Agent has received your Account Application.

          The Telephone Redemption Privilege, Wire Redemption Privilege, Dreyfus TeleTransfer Privilege or Telephone Exchange Privilege authorizes the Transfer Agent to act on telephone instructions (including the Dreyfus Express® voice response telephone system) or (except for Class B) online, from any person representing himself or herself to be you, or a representative of your Service Agent, and reasonably believed by the Transfer Agent to be genuine. The Funds will require the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if it does not follow such procedures, a Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Funds nor the Transfer Agent will be liable for following telephone instructions reasonably believed to be genuine.

          During times of drastic economic or market conditions, you may experience difficulty in contacting the Transfer Agent by telephone to request a redemption or an exchange of Fund shares. In such cases, you should consider using the other redemption procedures described herein. Use of these other redemption procedures may result in your redemption request being processed at a later time than it would have been if telephone redemption had been used.

          Checkwriting Privilege. Investors may write Checks drawn on a Fund account. Each Fund provides Checks automatically upon opening an account, unless the investor specifically refuses the Checkwriting Privilege by checking the applicable "No" box on the Account Application. The Checkwriting Privilege may be established for an existing account by a separate signed Shareholder Services Form. Checks will be sent only to the registered owner(s) of the account and only to the address of record. The Account Application or Shareholder Services Form must be manually signed by the registered owner(s). Checks may be made payable to the order of any person in an amount of $500 or more. When a Check is presented to the Transfer Agent for payment, the Transfer Agent, as the investor's agent, will cause the Fund to redeem a sufficient number of full or fractional shares in the investor's account to cover the amount of the Check. Dividends are earned until the Check clears. After clearance, a copy of the Check will be returned to the investor. Investors generally will be subject to the same rules and regulations that apply to checking accounts, although the election of this Privilege creates only a shareholder-transfer agent relationship with the Transfer Agent.

          If the amount of the Check is greater than the value of the shares in an investor's account, the Check will be returned marked insufficient funds. Checks should not be used to close an account. Checks are free but the Transfer Agent will impose a fee for stopping payment of a Check upon request or if the Transfer Agent cannot honor a Check because of insufficient funds or other valid reason. Investors should date Checks with the current date when writing them. Please do not postdate Checks. If Checks are postdated, the Transfer Agent will honor, upon presentment, even if presented before the date of the Check, all postdated Checks which are dated within six months of presentment for payment, if they are otherwise in good order.

          Wire Redemption Privilege. By using this Privilege, the investor authorizes the Transfer Agent to act on telephone or letter or (except for Class B shares) online redemption instructions from any person representing himself or herself to be the investor, or a representative of the investor's Service Agent, and reasonably believed by the Transfer Agent to be genuine. With respect to Municipal Reserves only, ordinarily, the Fund will initiate payment for shares redeemed pursuant to this Privilege on the same business day after receipt by the Transfer Agent of the redemption request in proper form prior to 3:00 p.m., Eastern time, on such day; otherwise the Fund will initiate payment on the next business day. With respect to Money Market Reserves and U.S. Treasury Reserves, ordinarily, these Funds will initiate payment for shares redeemed pursuant to this Privilege on the next business day after receipt by the Transfer Agent of the redemption request in proper form. Redemption proceeds ($1,000 minimum), will be transferred by Federal Reserve wire only to the commercial bank account specified by the investor on the Account Application or Shareholder Services Form, or a correspondent bank if the investor's bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and borne by the investor. Immediate notification by the correspondent bank to the investor's bank is necessary to avoid a delay in crediting the funds to the investor's bank account.

          To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each shareholder, with each signature guaranteed as described below under "Stock Certificates; Signatures."

          Dreyfus TeleTransfer Privilege. You may request by telephone or (except for Class B shares) online, that redemption proceeds (minimum $500 per day) be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an ACH member may be designated. Redemption proceeds will be on deposit in your account at an ACH member bank ordinarily two business days after receipt of the redemption request. Investors should be aware that if they have selected the Dreyfus TeleTransfer Privilege, any request for a Dreyfus TeleTransfer transaction will be effected through the ACH system unless more prompt transmittal specifically is requested. See "How to Buy Shares—Dreyfus TeleTransfer Privilege."

          Stock Certificates; Signatures. Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. A fee may be imposed to replace lost or stolen certificates, or certificates that were never received. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the NYSE Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and "Signature-Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guarantees, please call one of the telephone numbers listed on the cover.

          Redemption Commitment. The Company has committed itself to pay in cash all redemption requests by any shareholder of record of a Fund, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. In the case of requests for redemptions in excess of such amount, the Board reserves the right to make payments in whole or in part in securities or other assets in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund's portfolio is valued. If the recipient sold such securities, brokerage charges might be incurred.

          Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed (a) during any period when the NYSE is closed (other than customary weekend and holiday closings), (b) when trading in the markets a Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the SEC so that disposal of a Fund's investments or determination of its NAV is not reasonably practicable, or (c) for such other periods as the SEC by order may permit to protect a Fund's shareholders.

SHAREHOLDER SERVICES

          The following information supplements and should be read in conjunction with the sections in the relevant Fund Prospectus entitled "Account Policies" and "Services for Fund Investors."

          Fund Exchanges. You may purchase, in exchange for shares of a Fund, shares of certain other Funds managed or administered by Dreyfus or shares of certain Funds advised by Founders Asset Management LLC ("Founders"), an indirect subsidiary of Dreyfus, to the extent such shares are offered for sale in your state of residence. Shares of such other Funds purchased by exchange will be purchased on the basis of relative NAV per share as follows:

A.	Exchanges for shares of funds that are offered without a sales load will be made without a sales load.

B.	Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

C.	Shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load.

D.	Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load and additional shares acquired through reinvestment of dividends or distributions of any such funds (collectively referred to herein as "Purchased Shares") may be exchanged for shares of other funds sold with a sales load (referred to herein as "Offered Shares"), but if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference may be deducted.

          To accomplish an exchange under item D above, shareholders must notify the Transfer Agent of their prior ownership of Fund shares and their account number. Any such exchange is subject to confirmation of a shareholder's holdings through a check of appropriate records.

          To request an exchange, an investor or an investor's Service Agent acting on the investor's behalf must give exchange instructions to the Transfer Agent in writing or by telephone or (except for Class B shares) online. The ability to issue exchange instructions by telephone or (except for Class B shares) online is given to all such Fund shareholders automatically unless the investor checks the applicable "No" box on the Account Application, indicating that the investor specifically refuses this privilege. This privilege may be established for an existing account by written request signed by all shareholders on the account, by a separate signed Shareholder Services Form, available by calling 1-800-645-6561, or by oral request from any of the authorized signatories on the account, also by calling 1-800-645-6561. By using the privilege, the investor authorizes the Transfer Agent to act on telephonic instructions (including over the Dreyfus Express® voice response telephone system) or (except for Class B shares) online instructions from any person representing himself or herself to be the investor or a representative of the investor's Service Agent, and reasonably believed by the Transfer Agent to be genuine. Exchanges may be subject to limitations as to the amount involved or the number of exchanges permitted. Shares issued in certificate form are not eligible for telephone or online exchange. No fees currently are charged shareholders directly in connection with exchanges, although each Fund reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal fee in accordance with rules promulgated by the SEC.

          Exchanges of Class R shares held by a Retirement Plan may be made only between the investor's Retirement Plan account in one Fund and such investor's Retirement Plan account in another Fund.

          To establish a personal Retirement Plan by exchange, shares of the Fund being exchanged must have a value of at least the minimum initial investment required for the Fund into which the exchange is being made.

          Dreyfus Auto-Exchange Privilege. Dreyfus Auto-Exchange Privilege permits you to purchase (on a semi-monthly, monthly, quarterly or annual basis), in exchange for shares of a Fund, shares of another Fund in the Dreyfus Family of Funds or shares of certain Funds advised by Founders, of which you are a shareholder. The amount the investor designates, which can be expressed either in terms of a specific dollar or share amount ($100 minimum), will be exchanged automatically on the first and/or fifteenth day of the month according to the schedule the investor has selected. This Privilege is available only for existing accounts. With respect to Class R shares held by a Retirement Plan, exchanges may be made only between the investor's Retirement Plan account in one Fund and such investor's Retirement Plan account in another Fund. Shares will be exchanged on the basis of relative NAV per share as described above under "Fund Exchanges." Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by the investor. An investor will be notified if the investor's account falls below the amount designated to be exchanged under this Privilege. In this case, an investor's account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Dreyfus Auto-Exchange transaction. Shares held under IRAs and other retirement plans are eligible for this Privilege. Exchanges of IRA shares may be made between IRA accounts and from regular accounts to IRA accounts, but not from IRA accounts to regular accounts. With respect to all other retirement accounts, exchanges may be made only among those accounts.

          The right to exercise this Privilege may be modified or canceled by a Fund or the Transfer Agent. You may modify or cancel your exercise of this Privilege at any time by mailing written notification to The Dreyfus Family of Funds, P.O. Box 9263, Boston, MA 02205-8501. The Funds may charge a service fee for the use of this Privilege. No such fee currently is contemplated. For more information concerning this Privilege and the Funds in the Dreyfus Family of Funds eligible to participate in this Privilege, or to obtain a Dreyfus Auto-Exchange Authorization Form, please call toll free 1-800-645-6561.

          Fund Exchanges and the Dreyfus Auto-Exchange Privilege are available to shareholders resident in any state in which shares of the Fund being acquired may legally be sold. Shares may be exchanged only between accounts having certain identical identifying designations. The exchange of shares of one Fund for shares of another is treated for Federal income tax purposes as a sale of the shares given in exchange and, therefore, an exchanging shareholder (other than a tax-exempt Retirement Plan) may realize a taxable gain or loss.

          Shareholder Services Forms and prospectuses of the other Funds may be obtained by calling 1-800-645-6561, or visiting www.dreyfus.com. Each Fund reserves the right to reject any exchange request in whole or in part. The Fund Exchange service or the Dreyfus Auto-Exchange Privilege may be modified or terminated at any time upon notice to shareholders.

          Dreyfus-Automatic Asset Builder®. Dreyfus-Automatic Asset Builder permits you to purchase Fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you.

          Automatic Withdrawal Plan. The Automatic Withdrawal Plan permits an investor with a $5,000 minimum account to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis. Withdrawal payments are the proceeds from sales of Fund shares, not the yield on the shares. If withdrawal payments exceed reinvested dividends and other distributions, the investor's shares will be reduced and eventually may be depleted. An Automatic Withdrawal Plan may be established by filing an Automatic Withdrawal Plan application with the Transfer Agent or by oral request from any of the authorized signatories on the account by calling 1-800-645-6561. Automatic Withdrawal may be terminated at any time by the investor, a Fund or the Transfer Agent. Shares for which certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.

          Particular Retirement Plans, including Dreyfus-sponsored Retirement Plans, may permit certain participants to establish an automatic withdrawal plan from such Retirement Plans. Participants should consult their Retirement Plan sponsor and tax adviser for details. Such a withdrawal plan is different from the Automatic Withdrawal Plan.

          Dividend Options. Dreyfus Dividend Sweep allows you to invest automatically your dividends or dividends and capital gain distributions, if any, from a Fund in shares of another Fund in the Dreyfus Family of Funds or shares of certain Funds advised by Founders, of which you are a shareholder. Shares of certain other Funds purchased pursuant to this Privilege will be purchased on the basis of relative NAV per share as follows:

A.	Dividends and other distributions paid by a fund may be invested without a sales load in shares of other funds that are offered without a sales load.

B.	Dividends and other distributions paid by a fund which does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted.

C.	Dividends and distributions paid by a fund that charges a sales load may be invested in shares of other funds sold with a sales load (referred to herein as "Offered Shares"), but if the sales load applicable to the Offered Shares exceeds the maximum sales load charged by the fund from which dividends or distributions are being swept (without giving effect to any reduced loads), the difference may be deducted.

D.	Dividends and other distributions paid by a fund may be invested in shares of other funds that impose a contingent deferred sales charge ("CDSC") and the applicable CDSC, if any, will be imposed upon redemption of such shares.

          Dreyfus Dividend ACH permits you to transfer electronically dividends and other distributions, if any, from a Fund to a designated bank account. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. Banks may charge a fee for this service.

          For more information concerning these Privileges, or to request a Dividend Options Form, please call toll free 1-800-645-6561. You may cancel these Privileges by mailing written notification to The Dreyfus Family of Funds, P.O. Box 55263, Boston, MA 02205-8501. To select a new Fund after cancellation, you must submit a new Dividend Options Form. Enrollment in or cancellation of these Privileges is effective three business days following receipt. These Privileges are available only for existing accounts and may not be used to open new accounts. Minimum subsequent investments do not apply for Dreyfus Dividend Sweep. A Fund may modify or terminate these privileges at any time or charge a service fee. No such fee currently is contemplated. Shares held under Keogh Plans, IRAs or other retirement plans are not eligible for Dreyfus Dividend Sweep.

          Dreyfus Government Direct Deposit Privilege. Dreyfus Government Direct Deposit Privilege enables you to purchase Fund shares (minimum of $100 and maximum of $50,000 per transaction) by having Federal salary, Social Security or certain veterans', military or other payments from the Federal government automatically deposited into your Fund account.

          Dreyfus Payroll Savings Plan. Dreyfus Payroll Savings Plan permits you to purchase Fund shares (minimum of $100 per transaction) automatically on a regular basis. Depending upon your employer's direct deposit program, you may have part or all of your paycheck transferred to your existing Dreyfus account electronically through the ACH system at each pay period. To establish a Dreyfus Payroll Savings Plan account, you must file an authorization form with your employer's payroll department. Your employer must complete the reverse side of the form and return it to The Dreyfus Family of Funds, P.O. Box 55263, Boston, MA 02205-8501. You may obtain the necessary authorization form by calling 1-800-645-6561. You may change the amount of purchase or cancel the authorization only by written notification to your employer. It is the sole responsibility of your employer, not the Distributor, Dreyfus, the Funds, the Transfer Agent or any other person, to arrange for transactions under the Dreyfus Payroll Savings Plan. A Fund may modify or terminate this Privilege at any time or charge a service fee. No such fee currently is contemplated. Shares held under Keogh Plans, IRAs or other retirement plans are not eligible for this Privilege.

          Retirement Plans. The Funds make available a variety of pension and profit-sharing plans, including Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs and rollover IRAs), Education Savings Accounts, 401(k) Salary Reduction Plans and 403(b)(7) Plans. Plan support services also are available. Shares may be purchased in connection with these plans only by direct remittance to the entity acting as custodian. Purchases for these plans may not be made in advance of receipt of funds. You can obtain details on the various plans by calling the following numbers toll free: for Keogh Plans, please call 1-800-358-5566; for IRAs and IRA "Rollover Accounts," please call 1-800-645-6561; for SEP-IRAs, 401(k) Salary Reduction Plans and 403(b)(7) Plans, please call 1-800-322-7880.

DETERMINATION OF NET ASSET VALUE

          The following information supplements and should be read in conjunction with the section in the relevant Fund Prospectus entitled "Account Policies."

          Amortized Cost Pricing. The valuation of each Fund's portfolio securities is based upon their amortized cost which does not take into account unrealized capital gains or losses. This method of valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument.

          The Company's Board has established, as a particular responsibility within the overall duty of care owed to each Fund's shareholders, procedures reasonably designed to stabilize the Fund's price per share as computed for purposes of purchases and redemptions at $1.00. Such procedures include a review of the Fund's portfolio holdings by the Board, at such intervals as deemed appropriate, to determine whether the Fund's NAV calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. In such review, market quotations, to the extent they are readily available, are obtained for investments of comparable maturity, quality and type of the securities to be valued, from one or more of the major market makers for the securities. Other investments and assets, to the extent a Fund is permitted to invest in such instruments, will be valued at fair value as determined in good faith by the Fund's Board. With respect to Municipal Reserves, market quotations and market equivalents used in the Board's review are obtained from an independent pricing service (the "Service") approved by the Board. The Service values Municipal Reserves' investments based on methods which include consideration of: yields or prices of Municipal Obligations of comparable quality, coupon, maturity and type; indications of values from dealers; and general market conditions. The Service also may employ electronic data processing techniques and/or a matrix system to determine valuations.

          The extent of any deviation between a Fund's NAV based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Company's Board. If such deviation exceeds ½%, the Board will consider what actions, if any, will be initiated. In the event the Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, it has agreed to take such corrective action as it regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a NAV per share by using available market quotations or market equivalents.

          NYSE Closings. The holidays (as observed) on which the NYSE is currently scheduled to be closed are: New Year's Day, Dr. Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

          The following information supplements and should be read in conjunction with the section in the relevant Fund Prospectus entitled "Distributions and Taxes."

          General. Each Fund ordinarily declares dividends from net investment income on each day that the NYSE is open for business. A Fund's earnings for Saturdays, Sundays and holidays are declared as dividends on the preceding business day. Dividends usually are paid on the last calendar day of each month and are automatically reinvested in additional Fund shares at NAV or, at your option, paid in cash. If you redeem all shares in your account at any time during the month, all dividends to which you are entitled will be paid to you along with the proceeds of the redemption. If an omnibus accountholder indicates in a partial redemption request that a portion of any accrued dividends to which such account is entitled belongs to an underlying accountholder who has redeemed all of his or her Fund shares, that portion of the accrued dividends will be paid along with the proceeds of the redemption. Dividends from net realized short-term capital gains, if any, generally are declared and paid once a year, but a Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act. A Fund will not make distributions from net realized capital gains unless capital loss carryovers, if any, have been utilized or have expired. The Funds do not expect to realize any long-term capital gains or losses. You may choose whether to receive dividends in cash or to reinvest them in additional Fund shares at NAV. All expenses are accrued daily and deducted before declaration of dividends to investors.

          Dividends paid by a Fund with respect to one class of shares may be greater or less per share than those paid with respect to another class of shares due to the different expenses of the different classes. Except as provided below, shares of each of Money Market Reserves and U.S. Treasury Reserves purchased on a day on which the Fund calculates its NAV will not begin to accrue dividends until the following business day and redemption orders effected on any particular day will receive all dividends declared through the day of redemption. However, if Federal Funds are received by the Transfer Agent prior to 12:00 noon, Eastern time, you may receive the dividend declared on the day of purchase. You will not receive the dividends declared on the day of redemption if a wire redemption order is placed prior to 12:00 noon, Eastern time.

          Shares of Municipal Reserves begin accruing dividends on the business day the purchase order is effected if the instructions to purchase shares (except for purchase orders through Dreyfus TeleTransfer Privilege) and Federal Funds are received by the Transfer Agent or the Distributor or its designee prior to 3:00 p.m., Eastern time, provided Federal Funds are received by 4:00 p.m., Eastern time, on that day. Dividends begin accruing on shares on the next business day with regard to purchase orders effected after 3:00 p.m., Eastern time, provided Federal Funds are received by 11:00 a.m., Eastern time, on the next business day.

          With respect to Municipal Reserves, requests to redeem or exchange Fund shares received in proper form by the Transfer Agent by 3:00 p.m., Eastern time, on a business day are effective on, and will receive the share price next determined on, that day, and the shares will not receive the dividend declared that day. Redemption and exchange requests received after 3:00 p.m., but prior to 8:00 p.m., Eastern time, are effective on, and will receive the share price determined at 8:00 p.m. on, that day, and the shares will receive the dividend declared on that day.

          It is expected that each Fund will continue to qualify for treatment as a regulated investment company ("RIC") under the Code so long as such qualification is in the best interest of its shareholders. Such qualification will relieve a Fund of any liability for federal income tax to the extent its earnings and realized gains are distributed in accordance with applicable provisions of the Code. To qualify for treatment as a RIC under the Code, each Fund – which is treated as a separate corporation for federal tax purposes – (1) must distribute to its shareholders each year at least 90% of its investment company taxable income (generally consisting of net taxable investment income and net short-term capital gains) ("Distribution Requirement"), (2) must derive at least 90% of its annual gross income from specified sources ("Income Requirement"), and (3) must meet certain asset diversification and other requirements. The term "regulated investment company" does not imply the supervision of management or investment practices by any government agency. If a Fund failed to qualify for treatment as a RIC for any taxable year, (i) it would be taxed at corporate rates on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (ii) the shareholders would treat all those distributions, including distributions that otherwise would be "exempt-interest dividends" (described below under "Municipal Reserves"), as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

          Each Fund may be subject to a 4% nondeductible excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary (taxable) income for that year and capital gain net income for the one-year period ending October 31 of that year, plus certain other amounts. Each Fund expects to make the distributions necessary to avoid the imposition of this tax.

          If you elect to receive dividends in cash, and your dividend check is returned to a Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest that dividend and all future dividends payable to you in additional Fund shares at NAV. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

          Dividends from a Fund's investment company taxable income together with distributions from net realized short-term capital gains, if any (collectively, "dividend distributions"), will be taxable to U.S. shareholders, including certain non-qualified retirement plans, as ordinary income to the extent of the Fund's earnings and profits, whether received in cash or reinvested in additional Fund shares. Distributions by Municipal Reserves that are designated by it as "exempt-interest dividends" generally may be excluded by you from your gross income. The Funds are not expected to realize long-term capital gains, or, therefore, to make distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss). Nor will dividends paid by any of the Funds be eligible for the dividends-received deductions allowed to corporations.

          Dividends paid by a Fund to qualified retirement plans ordinarily will not be subject to taxation until the proceeds are distributed from the plans. A Fund will not report to the IRS distributions paid to such plans. Generally, distributions from Qualified Retirement Plans, except those representing returns of non-deductible contributions thereto, will be taxable as ordinary income and, if made prior to the time the participant reaches age 59½, generally will be subject to an additional tax equal to 10% of the taxable portion of the distribution. The administrator, trustee or custodian of a qualified retirement plan will be responsible for reporting distributions from the plan to the IRS. Moreover, certain contributions to a qualified retirement plan in excess of the amounts permitted by law may be subject to an excise tax. If a distributee of an "eligible rollover distribution" from a qualified retirement plan does not elect to have the distribution paid directly from the plan to an eligible retirement plan in a "direct rollover," the distribution is subject to a 20% income tax withholding.

          In January of each year, your Fund will send you a Form 1099-DIV notifying you of the status for federal income tax purposes of your dividends from the Fund for the preceding year. Municipal Reserves also will advise shareholders of the percentage, if any, of the dividends paid that are exempt interest dividends and the portion, if any, of those dividends that is a tax preference item for purposes of the federal alternative minimum tax.

          You must furnish the Funds with your TIN and state whether you are subject to backup withholding for prior under-reporting, certified under penalties of perjury. Unless previously furnished, investments received without such a certification will be returned. Each Fund is required to withhold 28% of all dividends payable to any individuals and certain other non-corporate shareholders who do not provide the Fund with a correct TIN or who otherwise are subject to backup withholding. A TIN is either the Social Security number, IRS individual taxpayer identification number, or employer identification number of the record owner of an account. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner and may be claimed as a credit on the record owner's Federal income tax return.

          Municipal Reserves. Dividends paid by Municipal Reserves will qualify as "exempt-interest dividends," and thus will be excludable from gross income by its shareholders, if the Fund satisfies the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities the interest on which is excludable from gross income under section 103(a) of the Code ("tax-exempt interest"); the Fund expects to continue to satisfy this requirement. The aggregate amount designated by Municipal Reserves as exempt-interest dividends for any taxable year may not exceed its tax-exempt interest for the year over certain amounts disallowed as deductions. The treatment of dividends from the Fund under local and state income tax laws may differ from the treatment thereof under the Code.

          Interest on indebtedness incurred or continued to purchase or carry shares of Municipal Reserves will not be deductible for federal income tax purposes to the extent that Fund's distributions consist of exempt-interest dividends. If Municipal Reserves shares are sold at a loss after being held for six months or less, the loss will be disallowed to the extent of any exempt-interest dividends received on those shares.

          Tax-exempt interest attributable to certain private activity bonds ("PABs") (including, in the case of a RIC receiving interest on such bonds, a proportionate part of the exempt-interest dividends paid by that RIC) is an item of tax preference for purposes of the federal alternative minimum tax. The Fund currently does not invest in such securities. For the tax year ending December 31, 2007, exempt-interest dividends received by a corporate shareholder also may be indirectly subject to that tax without regard to whether Municipal Reserves' tax-exempt interest is attributable to those bonds.

          Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by PABs or industrial development bonds ("IDBs") should consult their tax advisers before purchasing shares of Municipal Reserves because, for users of certain of these facilities, the interest on those bonds is not exempt from federal income tax. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of PABs or IDBs.

          Up to 85% of social security and railroad retirement benefits may be included in taxable income for recipients whose adjusted gross income (including income from tax-exempt sources such as Municipal Reserves) plus 50% of their benefits exceeds certain base amounts. Exempt-interest dividends paid by that Fund still are tax-exempt to the extent described above; they are only included in the calculation of whether a recipient's income exceeds the established amounts.

          Proposals have been and may be introduced before Congress that would restrict or eliminate the federal income tax exemption for interest on municipal securities. If such a proposal were enacted, the availability of such securities for investment by Municipal Reserves and the value of its portfolio would be affected. In that event, that Fund would reevaluate its investment objective and policies.

          If Municipal Reserves invests in any instrument that generates taxable income, under the circumstances described in its Prospectus, distributions of the interest earned thereon will be taxable to its shareholders as ordinary income to the extent of its earnings and profits. Moreover, if Municipal Reserves realizes capital gain as a result of market transactions, any distribution of that gain will be taxable to its shareholders. There also may be collateral federal income tax consequences regarding the receipt of exempt-interest dividends by shareholders such as S corporations, financial institutions and property and casualty insurance companies. A shareholder falling into any such category should consult its tax adviser concerning its investment in shares of Municipal Reserves.

          State and Local Taxes. Depending upon the extent of its activities in states and localities in which it is deemed to be conducting business, a Fund may be subject to the tax laws thereof. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes to them.

          Foreign Shareholders — U.S. Federal Income Taxation. U.S. federal income taxation of a shareholder who, as to the United States, is a non-resident alien individual, a foreign trust or estate, a foreign corporation or a foreign partnership (a "foreign shareholder") depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by the shareholder, as discussed below. Special U.S. federal income tax rules that differ from those described below may apply to certain foreign persons who invest in a Fund such as a foreign shareholder entitled to claim the benefits of an applicable tax treaty. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

          Foreign Shareholders — Dividends. Dividends (other than exempt-interest dividends) distributed to a foreign shareholder whose ownership of Fund shares is not effectively connected with a U.S. trade or business carried on by the foreign shareholder ("effectively connected") generally will be subject to a U.S. federal withholding tax of 30% (or lower treaty rate). If a foreign shareholder's ownership of Fund shares is effectively connected, however, then all distributions to that shareholder will not be subject to such withholding and instead will be subject to U.S. federal income tax at the graduated rates applicable to U.S. citizens and domestic corporations, as the case may be. Foreign shareholders also may be subject to the branch profits tax.

          Foreign Shareholders — Estate Tax. Foreign individuals generally are subject to U.S. federal estate tax on their U.S. situs property, such as shares of a Fund, that they own at the time of their death. Certain credits against that tax and relief under applicable tax treaties may be available.

PORTFOLIO TRANSACTIONS

           General. Dreyfus assumes general supervision over the placement of securities purchase and sale orders on behalf of the funds it manages. In cases where Dreyfus or a fund employs a sub-adviser, the sub-adviser, under the supervision of Dreyfus, places orders on behalf of the applicable fund(s) for the purchase and sale of portfolio securities.

          Certain funds are managed by dual employees of Dreyfus and an affiliated entity in the Mellon organization. Funds managed by dual employees use the research and trading facilities, and are subject to the internal policies and procedures, of the affiliated entity. In this regard, Dreyfus places orders on behalf of those funds for the purchase and sale of securities through the trading desk of the affiliated entity, applying the written trade allocation procedures of such affiliate.

          Dreyfus (and where applicable, a sub-adviser or Dreyfus affiliate) generally has the authority to select brokers (for equity securities) or dealers (for fixed income securities) and the commission rates or spreads to be paid. Allocation of brokerage transactions, including their frequency, is made in the best judgment of Dreyfus (and where applicable, a sub-adviser or Dreyfus affiliate) and in a manner deemed fair and reasonable to shareholders. The primary consideration in placing portfolio transactions is prompt execution of orders at the most favorable net price. In choosing brokers or dealers, Dreyfus (and where applicable, a sub-adviser or Dreyfus affiliate) evaluates the ability of the broker or dealer to execute the particular transaction (taking into account the market for the security and the size of the order) at the best combination of price and quality of execution.

          In general, brokers or dealers involved in the execution of portfolio transactions on behalf of a fund are selected on the basis of their professional capability and the value and quality of their services. Dreyfus (and where applicable, a sub-adviser or Dreyfus affiliate) attempts to obtain best execution for the funds by choosing brokers or dealers to execute transactions based on a variety of factors, which may include, but are not limited to, the following: (i) price; (ii) liquidity; (iii) the nature and character of the relevant market for the security to be purchased or sold; (iv) the measured quality and efficiency of the broker's or dealer's execution; (v) the broker's or dealer's willingness to commit capital; (vi) the reliability of the broker or dealer in trade settlement and clearance; (vii) the level of counter-party risk (i.e., the broker's or dealer's financial condition); (viii) the commission rate or the spread; (ix) the value of research provided; (x) the availability of electronic trade entry and reporting links; and (xi) the size and type of order (e.g., foreign or domestic security, large block, illiquid security). In selecting brokers or dealers no factor is necessarily determinative; however, at various times and for various reasons, certain factors will be more important than others in determining which broker or dealer to use. Seeking to obtain best execution for all trades takes precedence over all other considerations.

          With respect to the receipt of research, the brokers or dealers selected may include those that supplement Dreyfus' (and where applicable, a sub-adviser's or Dreyfus affiliate's) research facilities with statistical data, investment information, economic facts and opinions. Such information may be useful to Dreyfus (and where applicable, a sub-adviser or Dreyfus affiliate) in serving funds or accounts that it advises and, conversely, supplemental information obtained by the placement of business of other clients may be useful to Dreyfus (and where applicable, a sub-adviser or Dreyfus affiliate) in carrying out its obligations to the funds. Information so received is in addition to, and not in lieu of, services required to be performed by Dreyfus (and where applicable, a sub-adviser or Dreyfus affiliate), and Dreyfus' (and where applicable, a sub-adviser's or Dreyfus affiliate's) fees are not reduced as a consequence of the receipt of such supplemental information. Although the receipt of such research services does not reduce Dreyfus' (and where applicable, a sub-adviser's or Dreyfus affiliate's) normal independent research activities, it enables it to avoid the additional expenses that might otherwise be incurred if it were to attempt to develop comparable information through its own staff.

          Under Dreyfus' (and where applicable, a sub-adviser's or Dreyfus affiliate's) procedures, portfolio managers and their corresponding trading desks may seek to aggregate (or "bunch") orders that are placed or received concurrently for more than one fund or account. In some cases, this policy may adversely affect the price paid or received by a fund or an account, or the size of the position obtained or liquidated. As noted above, certain brokers or dealers may be selected because of their ability to handle special executions such as those involving large block trades or broad distributions, provided that the primary consideration of best execution is met. Generally, when trades are aggregated, each fund or account within the block will receive the same price and commission. However, random allocations of aggregate transactions may be made to minimize custodial transaction costs. In addition, at the close of the trading day, when reasonable and practicable, the completed securities of partially filled orders will generally be allocated to each participating fund and account in the proportion that each order bears to the total of all orders (subject to rounding to "round lot" amounts).

          To the extent that a Fund invests in foreign securities, certain of such Fund's transactions in those securities may not benefit from the negotiated commission rates available to Funds for transactions in securities of domestic issuers. For Funds that permit foreign exchange transactions, such transactions are made with banks or institutions in the interbank market at prices reflecting a mark-up or mark-down and/or commission.

          Dreyfus (and where applicable, a sub-adviser or Dreyfus affiliate) may deem it appropriate if permitted by its relevant compliance policies and procedures for one Fund or account it manages to sell a security while another Fund or account it manages is purchasing the same security. Under such circumstances, Dreyfus (and where applicable, a sub-adviser or Dreyfus affiliate) may arrange to have the purchase and sale transactions effected directly between the Funds and/or accounts ("cross transactions"). Any cross transactions will be effected in accordance with procedures adopted pursuant to Rule 17a-7 under the 1940 Act.

          All portfolio transactions of each money market fund are placed on behalf of the Fund by Dreyfus. Debt securities purchased and sold by a Fund generally are traded on a net basis (i.e., without a commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a "spread". Other portfolio transactions may be executed through brokers acting as agents. A Fund will pay a spread or commission in connections with such transactions. Dreyfus uses its best efforts to obtain execution of portfolio transactions at prices that are advantageous to a Fund and at spreads and commission rates (if any) that are reasonable in relation to the benefits received. Dreyfus also places transactions for other accounts that it provides with investment advice.

          None of the Funds paid a stated brokerage commission during the fiscal years ended October 31, 2004, 2005 and 2006.

          When more than one Fund or account is simultaneously engaged in the purchase or sale of the same investment instrument, the prices and amounts are allocated in accordance with a formula considered by Dreyfus (and where applicable, a sub-adviser or Dreyfus affiliate) to be equitable to each Fund or account. In some cases this system could have a detrimental effect on the price or volume of the investment instrument as far as a Fund or account is concerned. In other cases, however, the ability of a Fund or account to participate in volume transactions will produce better executions for the Fund or account.

          When transactions are executed in the over-the-counter market (i.e., with dealers), Dreyfus will typically deal with the primary market makers unless a more favorable price or execution otherwise is obtainable.

          Disclosure of Portfolio Holdings. It is the policy of the Company to protect the confidentiality of each Fund's portfolio holdings and prevent the selective disclosure of non-public information about such holdings. Each Fund will publicly disclose its holdings in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC. Each Fund will publicly disclose its complete schedule of portfolio holdings, as reported on a month-end basis, at www.dreyfus.com. The information will be posted with a one-month lag and will remain accessible until the Company files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current. In addition, fifteen days following the end of each calendar quarter, each Fund will publicly disclose at www.dreyfus.com its complete schedule of portfolio holdings as of the end of such quarter.

          If portfolio holdings are released pursuant to an ongoing arrangement with any party, a Fund must have a legitimate business purpose for doing so, and neither the Fund, nor Dreyfus or its affiliates, may receive any compensation in connection with an arrangement to make available information about the Fund's portfolio holdings. A Fund may distribute portfolio holdings to mutual fund evaluation services such as Standard & Poor's, Morningstar or Lipper Analytical Services; due diligence departments of broker-dealers and wirehouses that regularly analyze the portfolio holdings of mutual funds before their public disclosure; and broker-dealers that may be used by the Fund, for the purpose of efficient trading and receipt of relevant research, provided that: (a) the recipient does not distribute the portfolio holdings to persons who are likely to use the information for purposes of purchasing or selling Fund shares or Fund portfolio holdings before the portfolio holdings become public information; and (b) the recipient signs a written confidentiality agreement.

          Each Fund may also disclose any and all portfolio information to its service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities and are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or contract. These service providers include the Fund's custodians, auditors, investment adviser, administrator, and each of their respective affiliates and advisers.

          Disclosure of a Fund's portfolio holdings may be authorized only by the Company's Chief Compliance Officer, and any exceptions to this policy are reported quarterly to the Company's Board.

          Regular Broker-Dealers. A Fund may acquire securities issued by one or more of its "regular brokers or dealers," as defined in Rule 10b-1 under the 1940 Act. Rule 10b-1 provides that a "regular broker or dealer" is one of the ten brokers or dealers that, during the Fund's most recent fiscal year (i) received the greatest dollar amount of brokerage commissions from participating, either directly or indirectly, in the Fund's portfolio transactions, (ii) engaged as principal in the largest dollar amount of the Fund's portfolio transactions or (iii) sold the largest dollar amount of the Fund's securities. The following is a list of each Fund that acquired securities of its regular brokers or dealers for the fiscal year ended October 31, 2006, the issuer of the securities and the aggregate value per issuer, as of October 31, 2006, of such securities:

Fund	Name of Regular Broker Dealer	Aggregate Value Per Issuer
Money Market Reserves	Bank of America Securities LLC	$ 4,891,000
	Barclay's Global Investors Services	$15,000,000
	Bear, Stearns & Co. Inc.	$14,697,000
	Citigroup Global Markets Inc.	$14,921,000
	Deutsche Bank Securities Inc.	$15,000,000
	UBS Warburg LLC	$15,000,000

U.S. Treasury Reserves	Citigroup Global Markets Inc.	$25,000,000
	RBS Greenwich Capital	$25,000,000
	Goldman, Sachs & Co.	$20,600,000

INFORMATION ABOUT THE FUNDS/COMPANY

          The following information supplements and should be read in conjunction with the section in the relevant Fund Prospectus entitled "The Fund."

          The Company has an authorized capitalization of 25 billion shares of $0.001 par value stock.

          Each Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Each Fund is one of fourteen portfolios of the Company. Fund shares have equal rights in liquidation. Fund shares have no preemptive or subscription rights and are freely transferable.

          Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Company to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Board members or the appointment of an independent registered public accounting firm. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Company to hold a special meeting of shareholders for purposes of removing a Board member from office. Shareholders may remove a Board member by the affirmative vote of a majority of the Company's outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

          The Company is a "series fund," which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. A shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. For certain matters shareholders vote together as a group; as to others they vote separately by portfolio or, where matters affect different classes of a portfolio differently, by class.

          Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Company, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical or that the matter does not affect any interest of such series. The Rule exempts the selection of independent accountants and the election of Board members from the separate voting requirements of the Rule.

          The Company sends annual and semi-annual financial statements to all of its shareholders.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

           Kirkpatrick & Lockhart Preston Gates Ellis LLP, 1601 K Street, N.W., Washington, D.C. 20006-1600, has passed upon the legality of the shares offered by the Prospectuses and this Statement of Additional Information.

          Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, serves as counsel to the non-interested Directors of the Company.

          KPMG LLP, 345 Park Avenue, New York, NY 10154, an independent registered public accounting firm, was appointed by the Directors to serve as the Funds' independent registered public accounting firm for the year ending October 31, 2007, providing audit services including (1) examination of the annual financial statements, (2) assistance, review and consultation in connection with SEC filings and (3) review of the annual federal income tax returns filed on behalf of the Funds.

APPENDIX A

          Description of the two highest commercial paper, bond and other short- and long-term rating categories assigned by Standard & Poor's Ratings Services ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Ratings ("Fitch"), and Thomson BankWatch, Inc. ("BankWatch"):

Commercial Paper and Short-Term Ratings

          The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation. Capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

          The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations and ordinarily will be evidenced by leading market positions in well established industries, high rates of return of Funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

          The rating Fitch-1 (Highest Grade) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

          The rating TBW-1 is the highest short-term obligation rating assigned by BankWatch. Obligations rated TBW-1 are regarded as having the strongest capacity for timely repayment. Obligations rated TBW-2 are supported by a strong capacity for timely repayment, although the degree of safety is not as high as for issues rated TBW-1.

Bond and Long-Term Ratings

          Bonds rated AAA are considered by S&P to be the highest grade obligations and possess an extremely strong capacity to pay principal and interest. Bonds rated AA by S&P are judged by S&P to have a very strong capacity to pay principal and interest and, in the majority of instances, differ only in small degrees from issues rated AAA. The rating AA may be modified by the addition of a plus or minus sign to show relative standing within the rating category.

          Bonds rated Aaa by Moody's are judged to be of the best quality. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards and, together with the Aaa group they comprise what are generally known as high-grade bonds. Bonds rated Aa are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger. Moody's applies numerical modifiers 1, 2 and 3 in the Aa rating category. The modifier 1 indicates a ranking for the security in the higher end of this rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of the rating category.

          Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions and liable to slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type of market.

          Fitch also assigns a rating to certain international and U.S. banks. A Fitch bank rating represents Fitch's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, Fitch uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, Fitch assigns banks Long- and Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support from central banks or shareholders if it experienced difficulties, and such ratings are considered by Fitch to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, represent Fitch's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

          In addition to ratings of short-term obligations, BankWatch assigns a rating to each issuer it rates, in gradations of A through E. BankWatch examines all segments of the organization including, where applicable, the holding company, member banks or associations, and other subsidiaries. In those instances where financial disclosure is incomplete or untimely, a qualified rating (QR) is assigned to the institution. BankWatch also assigns, in the case of foreign banks, a country rating which represents an assessment of the overall political and economic stability of the country in which the bank is domiciled.

APPENDIX B
(MUNICIPAL RESERVES)

          Description of certain S&P, Moody's and Fitch ratings:

S&P

Municipal Bond Ratings

          An S&P municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation.

          The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable, and will include: (1) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

AAA

          Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA

          Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Municipal Note Ratings

SP-1

          The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

Commercial Paper Ratings

          The rating A is the highest rating and is assigned by S&P to issues that are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety. Paper rated A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

Moody's

Municipal Bond Ratings

Aaa

          Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

          Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Bonds in the Aa category which Moody's believes possess the strongest investment attributes are designated by the symbol Aa1.

Commercial Paper Ratings

          The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 (P-2) have a strong ability for repayment of senior short-term debt obligations. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Municipal Note Ratings

          Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). Such ratings recognize the difference between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run.

          A short-term rating may also be assigned on an issue having a demand feature. Such ratings will be designated as VMIG or, if the demand feature is not rated, as NR. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, you should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

          Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4. As the name implies, when Moody's assigns an MIG or VMIG rating, all categories define an investment grade situation.

MIG 1/VMIG 1

          This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2

          This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Fitch

Municipal Bond Ratings

          The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operating performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.

AAA

          Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA

          Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

          Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category.

Short-Term Ratings

          Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

          Although the credit analysis is similar to Fitch's bond ratings analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

F-1+

           Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1

          Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2

          Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 categories.

PART C.
OTHER INFORMATION

Item 23.	Exhibits

a(1)	Articles of Incorporation dated July 31, 1987. Incorporated by reference to Post-Effective Amendment No. 41 to the Registrant's Registration Statement on Form N-1A ("Post-Effective Amendment No. 41").

a(2)

Articles Supplementary dated October 15, 1993 increasing authorized capital stock. Incorporated by reference to Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A ("Post Effective Amendment No. 39").

a(3)	Articles of Amendment dated March 31, 1994. Incorporated by reference to Post-Effective Amendment No. 41.

a(4)	Articles Supplementary dated March 31, 1994 reclassifying shares. Incorporated by reference to Post-Effective Amendment No. 41.

a(5)	Articles Supplementary dated May 24, 1994 designating and classifying shares. Incorporated by reference to Post-Effective Amendment No. 39.

a(6)	Articles of Amendment dated October 17, 1994. Incorporated by reference to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A ("Post-Effective Amendment No. 31").

a(7)

Articles Supplementary dated December 19, 1994 designating classes. Incorporated by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A ("Post-Effective Amendment No. 32").

a(8)	Articles of Amendment dated June 9, 1995. Incorporated by reference to Post-Effective Amendment No. 39.

a(9)	Articles of Amendment dated August 30, 1995. Incorporated by reference to Post-Effective Amendment No. 39.

a(10)	Articles Supplementary dated August 31, 1995 reclassifying shares. Incorporated by reference to Post-Effective Amendment No. 39.

a(11)	Articles of Amendment dated October 31, 1995 designating and classifying shares. Incorporated by reference to Post-Effective Amendment No. 41.

a(12)	Articles of Amendment dated November 22, 1995 designating and reclassifying shares. Incorporated by reference to Post-Effective Amendment No. 41.

a(13)	Articles of Amendment dated July 15, 1996. Incorporated by reference to Post-Effective Amendment No. 53 to the Registrant's Registration Statement on Form N-1A ("Post-Effective Amendment No. 53").

a(14)	Articles of Amendment dated February 27, 1997. Incorporated by reference to Post-Effective Amendment No. 53.

a(15)	Articles of Amendment dated August 13, 1997. Incorporated by reference to Post-Effective Amendment No. 53.

a(16)	Articles of Amendment dated October 30, 1997. Incorporated by reference to Post-Effective Amendment No. 56 to the Registrant's Registration Statement on form N-1A.

a(17)	Articles of Amendment dated March 25, 1998. Incorporated by reference to Post-Effective Amendment No. 62 to the Registrant's Registration Statement on Form N-1A.

a(18)	Articles of Amendment dated July 30, 1998. Incorporated by reference to Post-Effective Amendment No. 67.

a(19)	Articles Supplementary dated August 9, 1999. Incorporated by reference to Post-Effective Amendment No. 76.

a(20)	Articles Supplementary dated March 15, 1999. Incorporated by reference to Post-Effective Amendment No. 76.

a(21)	Articles of Amendment dated March 15, 1999. Incorporated by reference to Post-Effective Amendment No. 76.

a(22)	Articles of Amendment dated January 31, 2002. Incorporated by reference to Post-Effective Amendment No. 83.

a(23)	Articles Supplementary dated January 31, 2002. Incorporated by reference to Post-Effective Amendment No. 83.

a(24)	Articles Supplementary dated May 12, 2004 are incorporated by reference to Post-Effective Amendment No. 89 to Registrant's Registration Statement on Form N-1A filed on May 13, 2004.

a(25)	Articles Supplementary dated May 1, 2007 are incorporated by reference to Post-Effective Amendment No. 104 to Registrants Registration Statement on Form N-1A filed on May 1, 2007.

b(1)	Amended and restated Bylaws dated February 1, 2006. Incorporated by reference to Post-Effective Amendment No. 96.

d(1)	Form of Investment Management Agreement between Mellon Bank, N.A. and the Registrant. Incorporated by reference to Post-Effective Amendment No. 41.

d(2)

Assignment and Assumption Agreement among Mellon Bank, N.A., The Dreyfus Corporation and the Registrant (relating to Investment Management Agreement). Incorporated by reference to Post-Effective Amendment No. 31.

d(3)	Amended Exhibit A to Investment Management Agreement between Mellon Bank, N.A. and the Registrant. Incorporated by reference to Post-Effective Amendment No. 67.

d(4)	Management Agreement between the Registrant and The Dreyfus Corporation. Incorporated by reference to Post-Effective Amendment No.

d(5)	Sub-Investment Advisory Agreement between The Dreyfus Corporation and Fayez Sarofim & Co. with respect to Dreyfus Tax-Smart Growth Fund. Incorporated by reference to Post-Effective Amendment No. 67.

d(6)

Sub-Investment Advisory Agreement between the Dreyfus Corporation and Fayez Sarofim & Co. with respect to Dreyfus Premier Tax Managed Growth Fund. Incorporated by reference to Post-Effective Amendment No. 76.

e	Distribution Agreement, as revised. Incorporated by reference to Post-Effective Amendment No.

f	Not Applicable.

g	Form of Custody Agreement between the Registrant and Mellon Bank, N.A. Incorporated by reference to Post-Effective Amendment No. 79.

h	Not Applicable.

i(1)

Opinion of counsel. Incorporated by reference to the Registration Statement and to Post-Effective Amendment No. 32 and Post-Effective Amendment No. 56 and Post-Effective Amendment No. 67. Consent and Opinion of Counsel.*

i(2)	Not Applicable.

j	Consent of Independent Auditors.*

k	Letter of Investment Intent. Incorporated by reference to the Registration Statement.

m(1)

Amended and Restated Distribution Plan (relating to Investor Class Shares and Class A Shares) for Dreyfus Bond Market Index Fund, Dreyfus Money Market Reserves, Dreyfus Municipal Reserves, Dreyfus U.S. Treasury Reserves, Dreyfus Premier Balanced Fund, Dreyfus Premier Limited Term Income Fund, Dreyfus Disciplined Intermediate Bond Fund, Dreyfus Premier Small Cap Value Fund, Dreyfus Premier Tax Managed Growth Fund, Dreyfus Premier Midcap Stock Fund and Dreyfus Premier-Large Company Stock Fund is incorporated by reference to Post-Effective Amendment No. 87 to Registrant's Registration Statement on Form N-1A filed on February 27, 2004.

m(2)

Restated Distribution Plan for Dreyfus Disciplined Stock Fund Incorporated by reference to Post-Effective Amendment No. 61 to the Registrant's Registration Statement ("Post-Effective Amendment No. 61").

m(3)

Amended and Restated Distribution Plan (relating to Class A shares) for Dreyfus Premier Core Equity Fund is incorporated by reference to Post-Effective Amendment No. 87 to Registrant's Registration Statement on Form N-1A filed on February 27, 2004.

m(4)

Distribution Plan (relating to Class B and Class C shares) for Dreyfus Premier Balanced Fund, Dreyfus Premier Limited Term Income Fund, Dreyfus Premier Small Cap Value Fund, Dreyfus Premier Tax Managed Growth Fund, Dreyfus Premier Midcap Stock Fund, Dreyfus Premier Large Company Stock Fund and Dreyfus Premier Core Equity Fund is incorporated by reference to Post-Effective Amendment No. 87 to Registrant's Registration Statement on Form N-1A filed on February 27, 2004.

m(5)

Revised Distribution Plan (relating to Class T shares) for Dreyfus Premier Tax Managed Growth Fund, Dreyfus Premier Large Company Stock Fund, Dreyfus Premier Midcap Stock Fund, Dreyfus Premier Balanced Fund, Dreyfus Premier Small Cap Value Fund and Dreyfus Premier Core Equity Fund is incorporated by reference to Post-Effective Amendment No. 87 to Registrant's Registration Statement on Form N-1A filed on February 27, 2004.

m(6)	Rule 12b-1 Distribution Plan is incorporated by reference to Post-Effective Amendment No. 104 to Registrant's Registration Statement on Form N-1A filed on May 1, 2007.

m(7)

Amended and Restated Service Plan (relating to Class B, Class C and Class T shares) for Dreyfus Premier Large Company Stock Fund, Dreyfus Premier Small Company Stock Fund, Dreyfus Premier Midcap Stock Fund, Dreyfus Premier Balanced Fund, Dreyfus Premier Tax Managed Growth Fund, Dreyfus Premier Small Cap Value Fund, Dreyfus Premier Core Equity Fund and (relating to Class B and Class C shares) Dreyfus Premier Limited Term Income Fund. Incorporated by reference to Post-Effective Amendment No. 81.

m(8)

Amended and Restated Shareholder Servicing Plan for Dreyfus Institutional Government Money Market Fund, Dreyfus Institutional Prime Money Market Fund and Dreyfus U.S. Treasury Money Market Fund. Incorporated by reference to Post-Effective Amendment No. 77.

m(9)	Shareholder Services Plan is incorporated by reference to Post-Effective Amendment No. 104 to Registrant's Registration Statement on Form N-1A filed on May 1, 2007.

n(1)	Rule 18f-3 Plan, as revised is incorporated by reference to Post-Effective Amendment No. 104 to Registrant's Registration Statement on Form N-1A filed on May 1, 2007.

n(2)	Amended Rule 18f-3 Plans. Incorporated by reference to Post-Effective Amendment No. 76.

n(3)	Amended Rule 18f-3 Plans. Incorporated by reference to Post-Effective Amendment No. 81.

n(4)	Amended Rule 18f-3 Plans. Incorporated by reference to Post-Effective Amendment No. 86.

n(5)

Amended Rule 18f-3 Plan for Dreyfus Premier Limited Term Income Fund is incorporated by reference to Post-Effective Amendment No. 87 to Registrant's Registration Statement on Form N-1A filed on February 27, 2004.

n(6)

Amended Rule 18f-3 Plans for Dreyfus Premier Large Company Stock Fund, Dreyfus Premier Midcap Stock Fund, Dreyfus Premier Balanced Fund, Dreyfus Premier Tax Managed Growth Fund, Dreyfus Premier Small Cap Value Fund and Dreyfus Premier Core Equity Fund are incorporated by reference to Post-Effective Amendment No. 90 to Registrant's Registration Statement on Form N-1A filed on July 27, 2004.

p(1)	Code of Ethics adopted by the Registrant is incorporated by reference to Post-Effective Amendment No. 95 to Registrant's Registration Statement on Form N-1A filed on December 28, 2005.

p(2)

Code of Ethics adopted by the Sub-Investment Adviser to the Registrant. Incorporated by reference to Post-Effective Amendment No. 95 to Registrant's Registration Statement on Form N-1A filed on December 28, 2005.

*	Filed herewith.

Other Exhibits

(1)	Power of Attorney of Stephen E. Canter and James Windels dated November 15, 2001. Incorporated by reference to Post-Effective Amendment No. 79.

(2)	Power of Attorney of the Directors dated March 16, 2000. Incorporated by reference to Post-Effective No. 84.

(3)	Certificate of Assistant Secretary dated December 28, 2005. Incorporated by reference to Post-Effective Amendment No. 95.

Item 24.           Persons Controlled by or Under Common Control with Registrant

           Not Applicable.

Item 25.            Indemnification

(a)	Subject to the exceptions and limitations contained in Section (b) below:

           (i)            every person who is, or has been a Director or officer of the Registrant (hereinafter referred to as "Covered Person") shall be indemnified by the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof;

           (ii)            the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)	No indemnification shall be provided hereunder to a Covered Person:

           (i)            who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Registrant or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Funds; or

           (ii)        in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office,

(A)	by the court or other body approving the settlement;

(B)

by at least a majority of those Directors who are neither interested persons of the Registrant nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

(C)	by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry);

provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Directors, or by independent counsel.

(c)           The Registrant may purchase and maintain insurance on behalf of any Covered Person against any liability asserted against him and incurred by him in any such capacity or arising out of his status as such, whether or not the Registrant would have the power to indemnify him against such liability. The Registrant would have the power to indemnify him against such liability. The Registrant may not acquire or obtain a contract for insurance that protects or purports to protect any Covered Person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

(d)           Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) above may be paid by the appropriate Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the applicable Series if it is ultimately determined that he is not entitled to indemnification hereunder; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Registrant is insured against losses arising out of any such advance payments or (iii) either a majority of the Directors who are neither interested persons of the funds nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that such Covered Person will be found entitled to indemnification hereunder.

Item 26.            Business and Other Connections of the Investment Adviser

           Investment Adviser – The Dreyfus Corporation

          The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser, manager and distributor for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer of shares of investment companies sponsored by Dreyfus and of other investment companies for which Dreyfus acts as investment adviser, sub-investment adviser or administrator.

Officers and Directors of Investment Adviser

Name and Position With Dreyfus	Other Businesses	Position Held	Dates

Jonathan Baum Vice Chair - Distribution	Scudder Investments 345 Park Avenue New York, New York 10154	Chief Operating Officer	7/02 - 1/05

Scudder Distributions, Inc. 345 Park Avenue New York, New York 10154	President Chief Executive Officer	7/02 - 1/05 7/02 - 1/05

J. Charles Cardona Director and Vice Chair	Dreyfus Investment Advisors, Inc.++	Chairman of the Board	2/02 - 7/05

Boston Safe Advisors, Inc.++	Director	10/01 - 5/05

Dreyfus Service Corporation++	Executive Vice President Director	2/97 - Present 8/00 - Present

Diane P. Durnin Vice Chair and Director	Seven Six Seven Agency, Inc. ++	Director	4/02 - 6/05

Thomas F. Eggers President, Chief Executive Officer and Director	Dreyfus Service Corporation++	Chairman Chief Executive Officer	4/05 - Present 4/05 - Present

Dreyfus Service Organization++	Director	4/05 - Present

Founders Asset Management LLC****	Member, Board of Managers	4/05 - Present

Lighthouse Growth Advisers LLC++	Member, Board of Managers	4/05 - 9/05

Seven Six Seven Agency, Inc.++	Director	6/05- Present

Scudder Investments, Inc. 345 Park Avenue New York, NY 10154	President Chief Executive Officer	5/02 - 3/05 5/02 - 3/05

Scudder Distributors, Inc. 345 Park Avenue New York, NY 10154	Chairman	5/02 - 3/05

Jonathan Little Chair of the Board	Mellon Global Investments	Chief Executive Officer Director	5/02 - Present 5/02 - Present

Mellon Fund Managers Limited	Director	5/03 - Present

Mellon Global Investments (Holdings) Ltd.	Director	9/03 - Present

Mellon Global Investing Corp.	Director	5/02 - Present

Mellon International Investment Corp.	Director	4/02 - Present

Mellon Overseas Investment Corp.	Director	12/02 - Present

Hamon Investment Group PTE Ltd.	Director	3/02 - Present

Mellon Chile Holdings, S.A.	Director	7/03 - Present

Mellon Global Funds, plc	Director	12/00 - Present

Mellon Global Management Ltd.	Director	11/00 - Present

Mellon Global Investments Japan Ltd.	Director	6/02 - Present

Universal Liquidity Funds, plc	Director	11/00 - Present

Pareto Investment Management Ltd.	Director	11/04 - Present

Mellon Global Investments (Asia) Ltd.	Director	5/01 - Present

Mellon Global Investments Australia Ltd.	Director	10/02 - Present

Mellon Australia Ltd.	Director	7/02 - Present

Mellon Alternative Strategies Ltd.	Director	10/04 - Present

NSP Financial Services Group Pty Ltd.	Director	12/01 - Present

Kiahan Ltd.	Director	12/01 - Present

Phillip N. Maisano Director, Vice Char and Chief Investment Officer	Mellon Bank, N.A.	Senior Vice President	4/06 - Present

EACM Advisors LLC	Chairman of Board Chief Executive Officer	8/04 - Present 8/04 - 5/06

Founders Asset Management LLC	Member, Board of Managers	11/06 - Present

Standish Mellon Asset Management Company, LLC	Board Member	12/06 - Present

Mellon Capital Management Corporation	Director	12/06 - Present

Mellon Equity Associates, LLP	Board Member	12/06 - Present

Newton Management Limited	Board Member	12/06 - Present

Franklin Portfolio Associates, LLC	Board Member	12/06 - Present

Ronald P. O'Hanley Director	Mellon Financial Corporation+	Vice Chairman	6/01 - Present

Mellon Bank, N.A. +	Vice Chairman	6/01 - Present

TBC General Partner, LLC*	President	7/03 - Present

Standish Mellon Asset Management Company, LLC One Financial Center Boston, MA 02211	Board Member	7/01 - Present

Franklin Portfolio Holdings, LLC*	Director	12/00 - Present

Franklin Portfolio Associates, LLC*	Director	4/97 - Present

Pareto Partners (NY) 505 Park Avenue NY, NY 10022	Partner Representative	2/00 - Present

Buck Consultants, Inc.++	Director	7/97 - Present

Newton Management Limited London, England	Executive Committee Member Director	10/98 - Present 10/98 - Present

Mellon Global Investments Japan Ltd. Tokyo, Japan	Non-Resident Director	11/98 - 4/06

TBCAM Holdings, LLC*	Director	1/98 - Present

Fixed Income (MA) Trust*	Trustee	6/03 - Present

Fixed Income (DE) Trust*	Trustee	6/03 - Present

Pareto Partners 271 Regent Street London, England W1R 8PP	Partner Representative	5/97 - Present

Mellon Capital Management Corporation***	Director	2/97 - Present

Mellon Equity Associates, LLP+	Executive Committee Member Chairman	1/98 - Present 1/98 - Present

Mellon Global Investing Corp.*	Director Chairman Chief Executive Officer	5/97 - Present 5/97 - Present 5/97 - Present

J. David Officer Vice Chair and Director	Dreyfus Service Corporation++	President Director	3/00 - Present 3/99 - Present

MBSC, LLC++	Manager, Board of Managers	4/02 - Present
President	4/02 - Present

Boston Safe Advisors, Inc. ++	Director	10/01 - 5/05

Dreyfus Transfer, Inc. ++	Chairman and Director	2/02 - Present

Dreyfus Service Organization, Inc.++	Director	3/99 - Present

Dreyfus Insurance Agency of Massachusetts, Inc.++	Director	5/98 - 10/04

Seven Six Seven Agency, Inc.++	Director	10/98 - 6/05

Mellon Residential Funding Corp.+	Director	4/97 - Present

Mellon Bank, N.A.+	Executive Vice President	2/94 - Present

Laurel Capital Advisors+	Chairman Chief Executive Officer	1/05 - Present 1/05 - Present

Mellon United National Bank 1399 SW 1st Ave., Suite 400 Miami, Florida	Director	3/98 - Present

Mark N. Jacobs General Counsel, Executive Vice President, and Secretary	Dreyfus Investment Advisors, Inc.++	Director	4/97 - 7/05

The Dreyfus Trust Company+++	Director	3/96 - Present

The TruePenny Corporation++	President Director	10/98 - 11/04 3/96 - 11/04

Patrice M. Kozlowski Senior Vice President - Corporate Communications	None

Gary Pierce Controller	Lighthouse Growth Advisors LLC++	Member, Board of Managers	7/05 - 9/05
Vice President and Treasurer	7/05 - 9/05

The Dreyfus Trust Company+++	Chief Financial Officer Treasurer	7/05 - Present 7/05 - Present

MBSC, LLC++	Chief Financial Officer	7/05 - Present
Manager, Board of Managers	7/05 - Present

Dreyfus Service Corporation++	Director	7/05 - Present
Chief Financial Officer	7/05 - Present
Senior Vice President - Finance	1/05 - 7/05
Vice President - Finance	3/03 - 1/05

Dreyfus Consumer Credit Corporation ++	Treasurer	7/05 - Present

Dreyfus Transfer, Inc. ++	Chief Financial Officer	7/05 - Present

Dreyfus Service Organization, Inc.++	Treasurer	7/05 - Present

Seven Six Seven Agency, Inc. ++	Treasurer	4/99 - Present

Joseph W. Connolly Chief Compliance Officer	The Dreyfus Family of Funds++	Chief Compliance Officer	10/04 - Present

The Mellon Funds Trust++	Chief Compliance Officer	10/04 - Present

Dreyfus Investment Advisors, Inc.++	Chief Compliance Officer	10/04 - 7/05

Lighthouse Growth Advisors, LLC ++	Chief Compliance Officer	10/04 - 9/05

MBSC, LLC++	Chief Compliance Officer	10/04 - Present

Dreyfus Service Corporation++	Chief Compliance Officer	10/04 - Present

Boston Safe Advisors++	Chief Compliance Officer	10/04 - 5/05

Jill Gill Vice President - Human Resources	Mellon Financial Corporation	Vice President	10/01 - Present

Dreyfus Service Corporation	Vice President	10/06 - Present

Anthony Mayo Vice President - Information Systems	None

Theodore A. Schachar Vice President - Tax	Lighthouse Growth Advisors LLC++	Assistant Treasurer	9/02 - 9/05

Dreyfus Service Corporation++	Vice President - Tax	10/96 - Present

MBSC, LLC++	Vice President - Tax	4/02 - Present

The Dreyfus Consumer Credit Corporation ++	Chairman President	6/99 - Present 6/99 - Present

Dreyfus Investment Advisors, Inc.++	Vice President - Tax	10/96 - 7/05

Dreyfus Service Organization, Inc.++	Vice President - Tax	10/96 - Present

Alex G. Sciulli Vice President	AFCO Acceptance Corp. 110 William Street 29th Floor New York, NY 10038-3901	Vice President	05/94 - Present

AFCO Credit Corp. 110 William Street 29th Floor New York, NY 10038-3901	Vice President	05/94 - Present

The Boston Company, Inc.*	Vice President	09/01 - Present

Dreyfus Service Corporation++	Vice President	11/01 - Present

Dreyfus Transfer. Inc.++	Vice President	11/01 - Present

Founders Asset Management LLC****	Authorized Agent	12/01 - Present

Franklin Portfolio Associates LLC*	Vice President	06/01 - Present

Franklin Portfolio Holdings LLC*	Vice President	06/01 - Present

Mellon Bank, N.A.+	Senior Vice President	08/01 - Present

Mellon HR Solutions LLC 2100 N. Central Road Fort Lee, NJ 07024	Vice President	06/02 - Present

Mellon Human Resources & Investor Solutions, Inc.+	Vice President	03/04 - Present

Mellon Private Trust Company, N.A.*	Vice President for Facilities	08/01 - Present

Mellon Trust of California	Vice President for Facilities	08/01 - Present

Mellon Trust of New England, N.A.*	Vice President	09/03 - Present

Mellon Trust of New York, LLC	Vice President for Facilities	08/01 - Present

Mellon Trust of Washington	Vice President for Facilities	08/01 - Present

Mellon United National Bank Mellon Financial Tower 111 Brickell Avenue Miami, FL 33131	Vice President	09/01 - Present

Standish Mellon Asset Management LLC One Financial Center Boston, MA 02210	Vice President	10/01 - Present

Katrena Corporation+	Vice President	08/01 - Present

Laurel Capital Advisors, LLP*	Vice President	08/01 - Present

MBC Investments Corporation+	Vice President	08/01 - Present

MFS Leasing Corp. +	Vice President	08/01 - Present

MMIP, LLC+	Vice President	08/01 - Present

Mellon Capital Management Corporation***	Vice President	08/01 - Present

Mellon Equity Associates, LLP+	Vice President	08/01 - Present

Mellon Financial Markets, LLC+	Vice President	08/01 - Present

Mellon Financial Services Corporation #1+	Vice President	08/01 - Present

Mellon Financial Services Corporation #4+	Vice President	08/01 - Present

Mellon Funding Corporation+	Vice President	08/01 - Present

Mellon Insurance Agency, Inc. +	Vice President	08/01 - Present

Mellon International Investment Corporation+	Vice President	08/01 - Present

Mellon International Leasing Company+	Vice President	08/01 - Present

Mellon Leasing Corporation+	Vice President	08/01 - Present

Mellon Overseas Investment Corporation+	Vice President	08/01 - Present

Mellon Trust Company of Illinois+	Vice President	08/01 - Present

Mellon VA Partners, LLC+	Vice President	08/01 - Present

Mellon Ventures, Inc. +	Vice President	08/01 - Present

Pontus, Inc. +	Vice President	08/01 - Present

Texas AP, Inc. +	Vice President	08/01 - Present

James Bitetto Assistant Secretary	The TruePenny Corporation++	Secretary	9/98 - 11/04

Dreyfus Service Corporation++	Assistant Secretary	8/98 - Present

Dreyfus Investment Advisors, Inc.++	Assistant Secretary	7/98 - 7/05

Dreyfus Service Organization, Inc.++	Secretary	8/05 - Present

Assistant Secretary	7/98 - 8/05

The Dreyfus Consumer Credit Corporation++	Vice President and Director	2/02 - Present

*	The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.
**	The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.
***	The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105.
****	The address of the business so indicated is 2930 East Third Avenue, Denver, Colorado 80206.
+	The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
++	The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
+++	The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.

Item 27.	Principal Underwriters

(a)        Other investment companies for which Registrant's principal underwriter  (exclusive distributor) acts as principal underwriter or exclusive distributor:

1.	Advantage Funds, Inc.
2.	CitizensSelect Funds
3.	Dreyfus A Bonds Plus, Inc.
4.	Dreyfus Appreciation Fund, Inc.
5.	Dreyfus Balanced Fund, Inc.
6.	Dreyfus BASIC Money Market Fund, Inc.
7.	Dreyfus BASIC U.S. Mortgage Securities Fund
8.	Dreyfus BASIC U.S. Government Money Market Fund
9.	Dreyfus Bond Funds, Inc.
10.	Dreyfus California Intermediate Municipal Bond Fund
11.	Dreyfus California Tax Exempt Money Market Fund
12.	Dreyfus Cash Management
13.	Dreyfus Cash Management Plus, Inc.
14.	Dreyfus Connecticut Intermediate Municipal Bond Fund
15.	Dreyfus Connecticut Municipal Money Market Fund, Inc.
16.	Dreyfus Fixed Income Securities
17.	Dreyfus Florida Intermediate Municipal Bond Fund
18.	Dreyfus Florida Municipal Money Market Fund
19.	Dreyfus Founders Funds, Inc.
20.	The Dreyfus Fund Incorporated
21.	Dreyfus GNMA Fund, Inc.
22.	Dreyfus Government Cash Management Funds
23.	Dreyfus Growth and Income Fund, Inc.
24.	Dreyfus Growth Opportunity Fund, Inc.
25.	Dreyfus Index Funds, Inc.
26.	Dreyfus Institutional Cash Advantage Funds
27.	Dreyfus Institutional Money Market Fund
28.	Dreyfus Institutional Preferred Money Market Funds
29.	Dreyfus Insured Municipal Bond Fund, Inc.
30.	Dreyfus Intermediate Municipal Bond Fund, Inc.
31.	Dreyfus International Funds, Inc.
32.	Dreyfus Investment Grade Funds, Inc.
33.	Dreyfus Investment Portfolios
34.	The Dreyfus/Laurel Funds Trust
35.	The Dreyfus/Laurel Tax-Free Municipal Funds
36.	Dreyfus LifeTime Portfolios, Inc.
37.	Dreyfus Liquid Assets, Inc.
38.	Dreyfus Massachusetts Intermediate Municipal Bond Fund
39.	Dreyfus Massachusetts Municipal Money Market Fund
40.	Dreyfus Midcap Index Fund, Inc.
41.	Dreyfus Money Market Instruments, Inc.
42.	Dreyfus Municipal Bond Fund, Inc.
43.	Dreyfus Municipal Cash Management Plus
44.	Dreyfus Municipal Funds, Inc.
45.	Dreyfus Municipal Money Market Fund, Inc.
46.	Dreyfus New Jersey Intermediate Municipal Bond Fund
47.	Dreyfus New Jersey Municipal Money Market Fund, Inc.
48.	Dreyfus New York Municipal Cash Management
49.	Dreyfus New York Tax Exempt Bond Fund, Inc.
50.	Dreyfus New York Tax Exempt Intermediate Bond Fund
51.	Dreyfus New York Tax Exempt Money Market Fund
52.	Dreyfus U.S. Treasury Intermediate Term Fund
53.	Dreyfus U.S. Treasury Long Term Fund
54.	Dreyfus 100% U.S. Treasury Money Market Fund
55.	Dreyfus Pennsylvania Intermediate Municipal Bond Fund
56.	Dreyfus Pennsylvania Municipal Money Market Fund
57.	Dreyfus Premier California Tax Exempt Bond Fund, Inc.
58.	Dreyfus Premier Equity Funds, Inc.
59.	Dreyfus Premier Fixed Income Funds
60.	Dreyfus Premier International Funds, Inc.
61.	Dreyfus Premier GNMA Fund
62.	Dreyfus Premier Manager Funds I
63.	Dreyfus Premier Manager Funds II
64.	Dreyfus Premier Municipal Bond Fund
65.	Dreyfus Premier New Jersey Municipal Bond Fund, Inc.
66.	Dreyfus Premier New Leaders Fund, Inc.
67.	Dreyfus Premier New York Municipal Bond Fund
68.	Dreyfus Premier Opportunity Funds
69.	Dreyfus Premier State Municipal Bond Fund
70.	Dreyfus Premier Stock Funds
71.	The Dreyfus Premier Third Century Fund, Inc.
72.	Dreyfus Premier Value Equity Funds
73.	Dreyfus Premier Worldwide Growth Fund, Inc.
74.	Dreyfus Short-Intermediate Government Fund
75.	Dreyfus Short-Intermediate Municipal Bond Fund
76.	The Dreyfus Socially Responsible Growth Fund, Inc.
77.	Dreyfus Stock Index Fund, Inc.
78.	Dreyfus Tax Exempt Cash Management
79.	Dreyfus Treasury Cash Management
80.	Dreyfus Treasury Prime Cash Management
81.	Dreyfus Variable Investment Fund
82.	Dreyfus Worldwide Dollar Money Market Fund, Inc.
83.	General California Municipal Money Market Fund
84.	General Government Securities Money Market Funds, Inc.
85.	General Money Market Fund, Inc.
86.	General Municipal Money Market Funds, Inc.
87.	General New York Municipal Bond Fund, Inc.
88.	General New York Municipal Money Market Fund
89.	Mellon Funds Trust

(b)       Name and principal

Business address	Positions and offices with the Distributor	Positions and Offices with Registrant
Thomas F. Eggers *	Chief Executive Officer and Chairman of the Board	None
J. David Officer *	President and Director	None
J. Charles Cardona *	Executive Vice President and Director	None
Prasanna Dhore *	Executive Vice President	None
William H. Maresca *	Executive Vice President	None
James Neiland*	Executive Vice President	None
Irene Papadoulis **	Executive Vice President and Director	None
Noreen Ross *	Executive Vice President	None
Bret Young *	Executive Vice President and Director	None
Gary Pierce *	Chief Financial Officer and Director	None
Ken Bradle **	Senior Vice President	None
Sue Ann Cormack **	Senior Vice President	None
Matthew Perrone **	Senior Vice President	None
Bradley J. Skapyak *	Senior Vice President	None
Michael Schuermann **	Senior Vice President	None
Joseph W. Connolly*	Chief Compliance Officer	Chief Compliance Officer
Stephen Storen *	Chief Compliance Officer	None
Maria Georgopoulos *	Vice President - Facilities Management	None
William Germenis *	Vice President - Compliance	Anti-Money Laundering Compliance Officer
Tracy Hopkins *	Vice President	None
Mary Merkle *	Vice President - Compliance	None
Paul Molloy *	Vice President	None
James Muir *	Vice President - Compliance	None
Anthony Nunez *	Vice President - Finance	None
David Ray ***	Vice President	None
Theodore A. Schachar *	Vice President - Tax	None
William Schalda *	Vice President	None
Alex G. Sciulli****	Vice President	None
John Shea*	Vice President - Finance	None
Susan Verbil*	Vice President - Finance	None
William Verity*	Vice President - Finance	None
James Windels *	Vice President	Treasurer
James Bitetto *	Assistant Secretary	Vice President and Assistant Secretary
Ken Christoffersen ***	Assistant Secretary	None
Ronald Jamison *	Assistant Secretary	None
Sarrita Cypress *	Assistant Secretary	None

*	Principal business address is 200 Park Avenue, New York, NY 10166.

**	Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY 11556-0144.

***	Principal business address is 210 University Blvd., Suite 800, Denver, CO 80206.

****	Principal business address is One Mellon Bank Center, Pittsburgh, PA 15258.

Item 28.	Location of Accounts and Records

1.	Mellon Bank, N.A. One Mellon Bank Center Pittsburgh, Pennsylvania 15258

2.	DST Systems, Inc. 1055 Broadway Kansas City, MO 64105

3.	The Dreyfus Corporation 200 Park Avenue New York, New York 10166

Item 29.	Management Services Not Applicable

Item 30.	Undertakings None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 28th day of June, 2007.

THE DREYFUS/LAUREL FUNDS, INC.

BY:	/s/J. David Officer* /s/J. David Officer, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/J. David Officer* J. David Officer	President	June 28 2007

/s/James Windels* James Windels	Treasurer	June 28, 2007

/s/Joseph S. DiMartino* Joseph S. DiMartino	Trustee, Chairman of the Board	June 28, 2007

/s/James M. Fitzgibbons* James M. Fitzgibbons	Trustee	June 28, 2007

/s/Kenneth A. Himmel* Kenneth A. Himmel	Trustee	June 28, 2007

/s/Stephen J. Lockwood* Stephen J. Lockwood	Trustee	June 28, 2007

/s/Roslyn M. Watson* Roslyn M. Watson	Trustee	June 28, 2007

/s/J. Tomlinson Fort* J. Tomlinson Fort	Trustee	June 28, 2007

/s/Benaree Pratt Wiley* Benaree Pratt Wiley	Trustee	June 28, 2007

*By:	/s/Jeff Prusnofsky Attorney-in-Fact

Exhibit Index

i     Opinion and Consent of Counsel
j     Consent of Independent Auditors